AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2005

                                                      REGISTRATION NO. 033-74092
                                                               AND NO. 811-08288

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [ ]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 16 [X]

                                       AND

                        REGISTRATION STATEMENT UNDER [ ]

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 16 [X]

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

            [X] on May 1, 2005 pursuant to paragraph (b) of Rule 485

        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

              [ ] on    , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                 [LOGO OF JEFFERSON NATIONAL(R)]

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                        THE ACHIEVEMENT AND THE EDUCATOR
          INDIVIDUAL & GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Jefferson National, We Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

   The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed below and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

   The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

40/86 SERIES TRUST
MANAGED BY 40/86 ADVISORS, INC.

   o  40/86 Series Trust Balanced Portfolio
   o  40/86 Series Trust Equity Portfolio
   o  40/86 Series Trust Fixed Income Portfolio
   o  40/86 Series Trust Government Securities Portfolio
   o  40/86 Series Trust High Yield Portfolio
   o  40/86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS
MANAGED BY A I M ADVISORS, INC.

   o  AIM V.I. Basic Value Fund - Series II shares
   o  AIM V.I. High Yield Fund - Series I shares
   o  AIM V.I. Mid Cap Core Equity Fund - Series II shares
   o  AIM V.I. Real Estate Fund - Series I shares
   o  AIM V.I. Core Stock Fund - Series I shares
   o  AIM V.I. Financial Services Fund - Series I shares
   o AIM V.I. Health Sciences Fund - Series I Shares (effective July 1, 2005, name is changed to AIM V.I. Global Health Care Fund - Series I Shares)
   o  AIM V.I. Technology Fund - Series I shares

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.

   o  Alger American Growth Portfolio Class O
   o  Alger American Leveraged AllCap Portfolio Class O
   o  Alger American MidCap Growth Portfolio Class O
   o  Alger American Small Capitalization Portfolio Class O

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   o  American Century VP Income & Growth Fund (Class I)
   o  American Century VP Inflation Protection Fund (Class II)
   o  American Century VP International Fund (Class I)
   o  American Century VP Value Fund (Class I)
   o  American Century VP Balanced Fund (Class I)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION
DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.
DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION
   o  Dreyfus VIF--Disciplined Stock Portfolio (Initial Shares)
   o  Dreyfus VIF--International Value Portfolio (Initial Shares)

THE DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
MANAGED BY THE DREYFUS CORPORATION

   o  DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

   o  Federated Capital Income Fund II
   o  Federated High Income Bond Fund II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

   o Janus Aspen Large Cap Growth Portfolio (Institutional Shares)(formerly known as Janus Aspen Growth Portfolio)
   o  Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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   o  Janus Aspen Growth and Income Portfolio (Institutional Shares)
   o  Janus Aspen International Growth Portfolio (Institutional Shares)
   o  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC

   o  Lazard Retirement Emerging Markets Portfolio
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement International Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC

   o  Lord Abbett Series Fund, Inc. - America's Value Portfolio
   o  Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

   o  Neuberger Berman AMT Fasciano Portfolio (Class S)
   o  Neuberger Berman AMT High Income Bond Fund
   o  Neuberger Berman AMT Limited Maturity Bond Portfolio
   o  Neuberger Berman AMT Mid-Cap Growth Portfolio
   o  Neuberger Berman AMT Partners Portfolio
   o  Neuberger Berman AMT Regency Portfolio
   o  Neuberger Berman AMT Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   o  PIMCO VIT Money Market Portfolio (Administrative Class)
   o  PIMCO VIT Real Return Portfolio (Administrative Class)
   o  PIMCO VIT Short-Term Portfolio (Administrative Class)
   o  PIMCO VIT Total Return Fund (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

   o  Pioneer Equity Income VCT Portfolio
   o  Pioneer Europe VCT Portfolio
   o  Pioneer Fund VCT II Portfolio
   o  Pioneer Core Bond VCT Portfolio (available on June 24, 2005)
   o  Pioneer High Yield VCT Portfolio
   o  Pioneer Money Market VCT portfolio (Class II Shares only)
   o  Pioneer Mid Cap Value VCT Portfolio

THE POTOMAC INSURANCE TRUST

MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

   o  Potomac Dynamic VP HY Bond Fund

ROYCE CAPITAL FUND MANAGED BY ROYCE & ASSOCIATES, LLC

   o  Royce Micro-Cap Portfolio
   o  Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX INVESTMENTS

   o  Rydex Arktos Fund
   o  Rydex Banking Fund
   o  Rydex Basic Materials Fund
   o  Rydex Biotechnology Fund
   o  Rydex Consumer Products Fund
   o  Rydex Electronics Fund
   o  Rydex Energy Fund
   o  Rydex Energy Services Fund
   o  Rydex Financial Services Fund
   o  Rydex Health Care Fund
   o  Rydex Internet Fund
   o  Rydex Inverse Dynamic Dow 30 Fund
   o  Rydex Inverse Mid-Cap Fund
   o  Rydex Inverse Small-Cap Fund
   o  Rydex Juno Fund
   o  Rydex Large-Cap Europe Fund
   o  Rydex Large-Cap Growth Fund
   o  Rydex Large-Cap Japan Fund
   o  Rydex Large-Cap Value Fund
   o  Rydex Leisure Fund
   o  Rydex Long Dynamic Dow 30 Fund
   o  Rydex Medius Fund
   o  Rydex Mekros Fund
   o  Rydex Mid-Cap Growth Fund
   o  Rydex Mid-Cap Value Fund
   o  Rydex Nova Fund
   o  Rydex OTC Fund
   o  Rydex Precious Metals Fund
   o  Rydex Real Estate Fund
   o  Rydex Retailing Fund
   o  Rydex Sector Rotation Fund
   o  Rydex Small-Cap Growth Fund
   o  Rydex Small-Cap Value Fund
   o  Rydex Technology Fund
   o  Rydex Telecommunications Fund
   o  Rydex Titan 500 Fund
   o  Rydex Transportation Fund
   o  Rydex U.S. Government Bond Fund
   o  Rydex U.S. Government Money Market Fund
   o  Rydex Ursa Fund
   o  Rydex Utilities Fund
   o  Rydex Velocity 100 Fund
   o  CLS AdvisorOne Amerigo Fund
   o  CLS AdvisorOne Clermont Fund

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

   o  Salomon Brothers Variable All Cap Fund (Class I)
   o  Salomon Brothers Variable Large Cap Growth Fund (Class I)

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   o  Salomon Brothers Variable Strategic Bond Fund (Class I)
   o  Salomon Brothers Variable Total Return Fund (Class I)
   o  Salomon Brothers Variable High Yield Bond Fund (Class I)
   o Salomon Brothers Variable Aggressive Growth Fund (Greenwich Street Series Class I)

MANAGED BY SMITH BARNEY MANAGEMENT LLC

   o  SB Government Portfolio (Salomon Class B shares)

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

   o  Seligman Communications and Information Portfolio
   o  Seligman Global Technology Portfolio

WELLS FARGO ADVANTAGE FUNDS

MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC.

   o  Wells Fargo Advantage Discovery Fund
   o Wells Fargo Advantage Opportunity Fund (formerly Strong Opportunity fund II)

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.

   o  Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

   o  Van Eck Worldwide Absolute Return Fund
   o  Van Eck Worldwide Bond Fund
   o  Van Eck Worldwide Emerging Markets Fund
   o  Van Eck Worldwide Hard Assets Fund
   o  Van Eck Worldwide Real Estate Fund

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

   To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561 or write us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

   THE CONTRACTS:

   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

      May 1, 2005

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TABLE OF CONTENTS

                                                                                PAGE
DEFINITIONS OF SPECIAL TERMS.....................................................6
HIGHLIGHTS ......................................................................8
FEE TABLE .......................................................................9
CONDENSED FINANCIAL INFORMATION ................................................10
THE COMPANY ....................................................................11
   The Achievement and The Educator Variable Annuity Contracts .................11
   Free Look ...................................................................11
   Ownership ...................................................................11
   Beneficiary..................................................................11
   Change of Ownership .........................................................12
   Non-Qualified Contracts .....................................................12
   Qualified Contracts .........................................................12
   Requesting Transactions or Obtaining Information About your Contract ........12
   Options When You Terminate Your Participation In The Plan ...................12
PURCHASE .......................................................................13
   Purchase Payments ...........................................................13
   Allocation of Purchase Payments .............................................13
INVESTMENT OPTIONS .............................................................13
   Investment Portfolios .......................................................13
   The Fixed Account ...........................................................14
   The General Account .........................................................14
   Voting Rights ...............................................................14
   Substitution ................................................................14
   Transfers ...................................................................14
   Excessive Trading Limits ....................................................15
   Dollar Cost Averaging Program ...............................................16
   Rebalancing Program .........................................................16
   Asset Allocation Program ....................................................16
   Interest Sweep Program ......................................................16
   Expenses ....................................................................16
   Insurance Charges ...........................................................16
   Annual Administrative Fee ...................................................17
   Withdrawal Charge ...........................................................17
   Waiver of Withdrawal Charge .................................................17
   Reduction or Elimination of the Withdrawal Charge ...........................18
   Investment Portfolio Expenses ...............................................18
   Premium Taxes ...............................................................18
   Income Taxes ................................................................18
   Contract Value ..............................................................18
   Accumulation Units ..........................................................18
   Access to your Money ........................................................19
   Suspension of Payments or Transfers .........................................19
   Restrictions Under Optional Retirement Programs .............................19
   Restrictions Under Section 403(b) Plans .....................................19
   Systematic Withdrawal Program ...............................................20

   Loans .......................................................................20
DEATH BENEFIT ..................................................................20
   Death Benefit During the Accumulation Period ................................20
   Death Benefit Amount During the Accumulation Period .........................20
   Payment of the Death Benefit During the Accumulation Period .................20
   Death Benefit During the Annuity Period .....................................21
   Annuity Payments ............................................................21
   Annuity Payment Amount ......................................................21
   Annuity Options .............................................................21
TAXES ..........................................................................22
   Annuity Contracts in General ................................................22
   Tax Status of the Contracts .................................................22
   Taxation of Non-Qualified Contracts .........................................24
   Taxation of Qualified Contracts .............................................24
   Possible Tax Law Changes ....................................................25
OTHER INFORMATION ..............................................................26
   Legal Proceedings ...........................................................26
   The Variable Account ........................................................26
   Distributor .................................................................26
   Financial Statements ........................................................27
   Independent Registered Public Accounting Firm ...............................27
APPENDIX A--CONDENSED FINANCIAL INFORMATION ....................................28
APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS ...................41
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...................53

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DEFINITIONS OF SPECIAL TERMS

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ANNUITANT(S): The person(s) on whose life (lives), We base Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments begin. In your Contract, the Annuity Date is referred to as the Maturity Date.

   ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

   BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

   CODE: Internal Revenue Code of 1986, as amended.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

   FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

   INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment advisor or an investment advisor who is exempt from registration with the Securities and Exchange Commission selected by You to provide asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

   INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).


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

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   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

   OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

   SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

   VALUATION PERIOD: The period of time from the end of one Business Day of the New York Stock Exchange to the end of the next Business Day.

   VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

   WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.


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

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HIGHLIGHTS

   The individual and group flexible premium variable deferred annuity Contracts that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement.

   All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

   RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See "Taxes".

   DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

   LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

   ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Withdrawal Charge. We will return your original Purchase Payment.

   TAX PENALTY. In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Qualified Contracts The entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

   INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561


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FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of Purchase Payments)(1)                                                      9%
Transfer Fee.................................................................................                   None

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

ANNUAL ADMINISTRATIVE FEE(2).................................................................         $30 per contract per year
ANNUAL EXPENSES OF VARIABLE ACCOUNT
(as a percentage of average Variable Account value)
Mortality and Expense Risk Fees..............................................................                   1.25%
Administrative Charge........................................................................                   0.15%
TOTAL ANNUAL EXPENSES OF THE VARIABLE ACCOUNT................................................                   1.40%

   The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                     MINIMUM           MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,
   distribution and/or service (12b-1) fees, and other expenses)(3)..........................         0.26%             2.54%

(1) The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

NO. OF CONTRACT YEARS FROM                                                                              CONTINGENT DEFERRED
RECEIPT OF PURCHASE PAYMENT                                                                             SALES CHARGE PERCENT
------------------------------------------------------------------------------------------------------------------------------
0-1..........................................................................................                     9%
2............................................................................................                     9%
3............................................................................................                     8%
4............................................................................................                     7%
5............................................................................................                     5%
6............................................................................................                     3%
7 and more...................................................................................                     0%

Subject to any certain limitations, every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of:
(i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years. Additionally, the Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").
(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.
(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.

EXAMPLES OF FEES AND EXPENSES

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

   The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $ 1,312.29        $ 1,965.62         $ 2,545.69        $ 4,289.48

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $ 1,084.29        $ 1,282.68         $ 1,423.08        $ 2,128.01

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $ 1,312.29        $ 1,965.62         $ 2,097.92        $ 4,289.48

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $ 1,084.29        $ 1,282.68         $   981.49        $ 2,128.01

(3) If you do not surrender your Contract:

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $   412.29        $ 1,247.74         $ 2,097.92        $ 4,289.48

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $   184.29        $   570.50         $   981.49        $ 2,128.01

CONDENSED FINANCIAL INFORMATION

   Appendix A to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

THE COMPANY

Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ACHIEVEMENT AND THE EDUCATOR VARIABLE ANNUITY CONTRACTS

   This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal.

   The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified Plan.

   The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

   In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

   We may, at Our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, We will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Taxes").

FREE LOOK

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is required in your state). When you cancel the Contract within this time period (known as the Free Look Period), We will not assess a Withdrawal Charge. However, Expenses of the Variable Account and Investment Portfolio Operating Expenses will have been deducted. We will return your Purchase Payment. If you have purchased the Contract as an IRA, We are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever longer period is required in your state).

OWNERSHIP

   OWNERSHIP. You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

   The Contract is either a group contract or an individual contract, depending on the state where We issued it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group and you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

   BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not

--------------------------------------------------------------------------------

be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

CHANGE OF OWNERSHIP

NON-QUALIFIED CONTRACTS:

   In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

QUALIFIED CONTRACTS:

   In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee's trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

   MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

   A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

   No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

   You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

   We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

   We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for internet transfers. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Inviva Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

   Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN (FOR GROUP CONTRACTS
ONLY)

   If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

   (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below. This option will automatically apply, unless you file a written election of another option.

   (b) apply your Contract Value to provide Annuity Payments which begin immediately.

   (c) convert the Individual Account to an individual variable annuity contract of the type We are then offering.

   (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

--------------------------------------------------------------------------------

PURCHASE

PURCHASE PAYMENTS

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

   The Purchase Payment requirements are as follows:

   o  For TSAs, the minimum initial and subsequent Purchase Payment is $50.
   o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.
   o For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).
   o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

   We reserve the right to accept purchase payments in amounts less than the minimums set forth above. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

   Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (E.G., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Investment Portfolios listed below must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, I.E., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.


                          15 MINUTES BEFORE NYSE CLOSE

Nova                     U.S. Government Bond        Large-Cap Europe
Ursa                     Juno                        Large-Cap Japan
OTC                      Medius                      Titan 500
Arktos                   Mekros                      Velocity 100

                          30 MINUTES BEFORE NYSE CLOSE

Utilities                Energy                      Precious Metals
Banking                  Energy Services             Real Estate
Basic Materials          Financial Services          Retailing
Biotechnology            Health Care                 Technology
Consumer Products        Internet                    Telecommunication
Electronics              Leisure                     Transportation
U.S. Govt. Money Mkt

Similarly, any transaction involving the Potomac Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the Potomac Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

   The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix B which contains a summary of investment objectives and strategies for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no

--------------------------------------------------------------------------------

representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative services which We provide to the Investment Portfolios.

THE FIXED ACCOUNT

   During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National. The Fixed Account may not be available in your state.

   The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

   See your Contract for more information regarding the Fixed Account.

THE GENERAL ACCOUNT

   During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

   You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

   1. Limits on transfers out of the Fixed Account may apply.

   2. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

   3. Your request for transfer must clearly state how much the transfer is for.

   4. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

--------------------------------------------------------------------------------

   5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

   1. You may not transfer funds to the Fixed Account during the Annuity Period.

   2. You may only make transfers between the Investment Portfolios.

   3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

   THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD PARTIES. WE RESERVE THE RIGHT TO MODIFY THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

   The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

   We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

   The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

   As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

   We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Options which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund and CLS AdvisorOne Clermont Fund which do not permit active trading), the Potomac Dynamic VP HY Bond Fund and the 40/86 Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, We block trades in excess of $25,000 that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Option). If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in excess of $25,000 in an Investment Option in Contract 1, you will have to wait at least seven (7) days to make a sale in excess of $25,000 in the same Investment Option in Contract 2. All transfers are monitored,

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including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. If you (or your agent's) Website transfer request is restricted or denied, We will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

   The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   Subject to Our administrative procedure, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

   There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract (asset allocation program). Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

   You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

EXPENSES

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

   Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

   The Insurance Charges compensate the Company for all the insurance benefits, E.G., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual

Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

   The Insurance Charges will be as follows:

                 Current Insurance Charge
              -------------------------------
                            1.40%

ANNUAL ADMINISTRATIVE FEE

   On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee. We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

   We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

   The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

   No Administrative Fee is deducted during the Annuity Period.

WITHDRAWAL CHARGE

   During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS
FROM RECEIPT                                     WITHDRAWAL
OF PURCHASE PAYMENT                                CHARGE
-----------------------------------------------------------
First Year..................................         9%
Second Year.................................         9%
Third Year..................................         8%
Fourth Year.................................         7%
Fifth Year..................................         5%
Sixth Year..................................         3%
Seventh Year and later......................         0%

   In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

   o for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;
   o for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;
   o for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

   FREE WITHDRAWALS. Once each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

   o 10% of the value of your Contract (on a non-cumulative basis) )(excluding payments made by Us to Your Investment Advisor);
   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or
   o the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

   On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

   (i)   if the Annuitant dies;

   (ii)  if you die; or

   (iii) if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

   If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

   If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

WAIVER OF WITHDRAWAL CHARGE

   In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

   UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o  your Contract has been in force for at least 1 year;
   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at

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      least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;
   o  your employment was involuntarily terminated by your employer; and
   o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;
   o  confinement begins after the first Contract year;
   o confinement is prescribed by a qualified physician and is medically necessary;
   o request for this benefit is made during confinement or within 60 days after confinement ends; and
   o  We receive due proof of confinement.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

   We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO EXPENSES

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

PREMIUM TAXES

   Some states and other governmental entities (E.G., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. Jefferson National may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

   Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

   Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

   1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

   2. subtracting the daily amount of the Insurance Charges.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, We credit your

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Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

   EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

   You can have access to the money in your Contract:

   o  by making a withdrawal (either a partial or a complete withdrawal);
   o  by electing to receive Annuity Payments;
   o  where available, obtaining a loan based on the value of your Contract; or
   o  when a death benefit is paid to your Beneficiary.

   Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

   If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

   Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

SUSPENSION OF PAYMENTS OR TRANSFERS

   We may be required to suspend or postpone withdrawals or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

   If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law;

   (2) retirement; or

   (3) death.

   Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS

   If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1) when you reach age 59 1/2;

   (2) when you leave your job;

   (3) when you die;

   (4) if you become disabled (as that term is defined in the Code);

   (5) made in the case of hardship; or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

   The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o  salary reduction contributions made after December 31, 1988;

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   o  income attributable to such contributions; and
   o  income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PROGRAM

   The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Withdrawal Charge.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal. If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

   A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

DEATH BENEFIT

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   If you, or your Joint Owner, or the Annuitant dies before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

   If the death occurs prior to age 81 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

   (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

   (2) the total Purchase Payments you have made, less any partial withdrawals.

   If the death occurs prior to age 81 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

   (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

   (2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals.

   (3) the total Purchase Payments made, less any partial withdrawals.

   If the Annuitant or Owner dies after reaching the age of 81, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period.

   OPTION 1--lump sum payment of the Death Benefit Amount; or

   OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

   OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

   Any portion of the Death Benefit Amount not applied under Option 3 within 1 year of the date of your death, or that of a Joint Owner, must be distributed within 5 years of the date of death.

   Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

   o continue the Contract in his or her own name at the then current Death Benefit Amount; or
   o  elect a lump sum payment of the Death Benefit Amount; or
   o  apply the Death Benefit Amount to an Annuity Option.

   If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during

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the 60-day period beginning with the date of receipt by Us of due proof of death.

   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Sub-account and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-accounts will be subject to investment risk, which is borne by the Beneficiary.

DEATH BENEFIT DURING THE ANNUITY PERIOD

   If you, a joint Owner or the Annuitant, dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments, will be paid to the estate of the Annuitant.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

   The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

   You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National's general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

   1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

   2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

   3) The performance of the Investment Portfolio(s) you selected; and

   4) The Annuity Option you selected.

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

   If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

   Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

ANNUITY OPTIONS

   You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

   FIRST OPTION--INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the


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second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

   SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

   THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

   FOURTH OPTION--INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

   To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

   (1) be paid in one sum, or

   (2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges these risks from the Individual Account values.

   FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

   If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

TAXES

   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability


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to exercise investment control over those assets. When this is the case, the
Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the Sub-accounts of the Variable Account have not been explicitly addressed in published rulings. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the Owner or the joint lives of the Owner and the Owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the Owner and a person 10 years younger than the Owner. If the designated beneficiary is the spouse of the Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Owner and the Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5. For Tax Sheltered Annuities, required distributions do not have to be withdrawn from the Contract if they are being withdrawn from another Tax Sheltered Annuity You own.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this Contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA You own. If the Owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding


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the applicable distribution period, which is determined as follows:

   If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year. For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;
   o  made on or after the death of an Owner;
   o  attributable to the taxpayer's becoming disabled; or
   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's


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gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules. Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the


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Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

   On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE VARIABLE ACCOUNT

   We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Variable Account was know as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

   Where permitted by law, We may:

   o  create new separate accounts;
   o combine separate accounts, including combining the Variable Account with another separate account established by the Company;
   o transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;
   o  transfer the Variable Account to another insurance company;
   o add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;
   o  make the Sub-accounts available under other policies We issue;
   o  add new Investment Portfolios or remove existing Investment Portfolios;
   o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;
   o  deregister the Variable Account under the Investment Company Act of 1940;
      and
   o operate the Variable Account under the direction of a committee or in another form.

DISTRIBUTOR

   Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the


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broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

   Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2004 and 2003, and for the years then ended, and the financial statements of Jefferson National Life Annuity Account E as of December 31, 2004 and for each of the two years in the period then ended December 31, 2004 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

APPENDIX A--CONDENSED FINANCIAL INFORMATION

   The tables below provide per unit information about the financial history of each Sub-account for the periods ended December 31.

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:

BALANCED FUND (b)

Beginning AUV                                        $      2.819   $      2.319   $      2.700   $      2.932   $      2.772
Ending AUV                                           $      3.081   $      2.819   $      2.319   $      2.700   $      2.932
Percentage change in AUV                                     9.29%         21.56%        -14.12%         -7.90%          5.77%
Ending Number of AUs                                    4,510,333      5,138,650      5,730,442      7,468,449      7,935,456

EQUITY FUND - (b)

AUV  at beginning of period                          $      4.209   $      3.111   $      3.644   $      4.121   $      4.068
Ending AUV                                           $      5.019   $      4.209   $      3.111   $      3.644   $      4.121
Percentage change in AUV                                    19.24%         35.29%        -14.64%        -11.56%          1.29%
Ending Number of AUs                                    6,105,785      7,053,367      8,159,697      9,839,726     10,445,019

FIXED INCOME FUND - (b)

Beginning AUV                                        $      1.740   $      1.614   $      1.564   $      1.457   $      1.345
AUV  at end of period                                $      1.797   $      1.740   $      1.614   $      1.564   $      1.457
Percentage change in AUV                                     3.28%          7.81%          3.21%          7.33%          8.33%
Ending Number of AUs                                    2,914,674      4,518,532      5,893,257      8,610,382      7,762,267

GOVERNMENT SECURITIES FUND (b)

Beginning AUV                                        $      1.575   $      1.576   $      1.461   $      1.397   $      1.268
Ending AUV                                           $      1.591   $      1.575   $      1.576   $      1.461   $      1.397
Percentage change in AUV                                     1.02%         -0.06%          7.84%          4.62%         10.17%
Ending Number of AUs                                    2,158,761      3,457,297      3,753,320      3,229,324      3,030,069

HIGH YIELD FUND (f)

Beginning AUV                                        $      1.359   $      1.082   $      1.040   $      1.022   $      1.000
Ending AUV                                           $      1.483   $      1.359   $      1.082   $      1.040   $      1.022
Percentage change in AUV                                     9.12%         25.60%          4.04%          1.76%          2.20%
Ending Number of AUs                                      932,887      1,177,713        757,353        482,492        131,433

MONEY MARKET FUND (b)

Beginning AUV                                        $      1.296   $      1.306   $      1.308   $      1.276   $      1.219
Ending AUV                                           $      1.290   $      1.296   $      1.306   $      1.308   $      1.276
Percentage change in AUV                                    -0.46%         -0.77%         -0.18%          2.53%          4.68%
Ending Number of AUs                                    3,129,677      4,704,959      8,775,371     11,328,760      9,861,493

AIM VARIABLE INSURANCE FUNDS:

BASIC VALUE FUND (l)

Beginning AUV                                        $      1.291   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.411   $      1.291            N/A            N/A            N/A
Percentage change in AUV                                     9.30%         29.10%           N/A            N/A            N/A
Ending Number of AUs                                       76,791         34,088            N/A            N/A            N/A

CORE EQUITY FUND  (e)

Beginning AUV                                        $      1.043   $      0.863   $      1.082   $      1.205   $      1.166
Ending AUV                                           $      1.072   $      1.043   $      0.863   $      1.082   $      1.205
Percentage change in AUV                                     2.78%         20.86%        -20.24%        -10.21%          3.34%
Ending Number of AUs                                      736,567        833,722      1,405,755        866,451        516,136

FINANCIAL SERVICES FUND (i)

Beginning AUV                                        $      1.039   $      0.813   $      0.969   $      1.008            N/A
Ending AUV                                           $      1.114   $      1.039   $      0.813   $      0.969            N/A
Percentage change in AUV                                     7.22%         27.80%        -16.10%         -3.86%           N/A
Ending Number of AUs                                      123,068        208,955        143,610        102,081            N/A

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:

BALANCED FUND (b)

Beginning AUV                                        $      2.148   $      1.973   $      1.698   $      1.342   $      1.035
Ending AUV                                           $      2.772   $      2.148   $      1.973   $      1.698   $      1.342
Percentage change in AUV                                    29.05%          8.84%         16.21%         26.53%         29.67%
Ending Number of AUs                                    7,850,427    106,157,223      5,740,115      2,475,992        461,876

EQUITY FUND - (b)

AUV  at beginning of period                          $      2.764   $      2.424   $      2.071   $      1.449   $      1.078
Ending AUV                                           $      4.068   $      2.764   $      2.424   $      2.071   $      1.449
Percentage change in AUV                                    47.19%         14.01%         17.04%         42.93%         34.42%
Ending Number of AUs                                   10,049,305     11,148,308      7,962,515      3,374,110      1,009,305

FIXED INCOME FUND - (b)

Beginning AUV                                        $      1.369   $      1.308   $      1.207   $      1.166   $      1.000
AUV  at end of period                                $      1.345   $      1.369   $      1.308   $      1.207   $      1.166
Percentage change in AUV                                    -1.77%          4.70%          8.39%          3.50%         16.61%
Ending Number of AUs                                    5,323,180      4,326,193      4,066,812      1,540,494        350,623

GOVERNMENT SECURITIES FUND (b)

Beginning AUV                                        $      1.318   $      1.248   $      1.169   $      1.154   $      0.997
Ending AUV                                           $      1.268   $      1.318   $      1.248   $      1.169   $      1.154
Percentage change in AUV                                    -3.79%          5.58%          6.76%          1.30%         15.72%
Ending Number of AUs                                    3,757,732      1,543,011        354,897        135,680         30,614

HIGH YIELD FUND (f)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

MONEY MARKET FUND (b)

Beginning AUV                                        $      1.179   $      1.136   $      1.095   $      1.056   $      1.014
Ending AUV                                           $      1.219   $      1.179   $      1.136   $      1.095   $      1.056
Percentage change in AUV                                     3.39%          3.76%          3.80%          3.67%          4.14%
Ending Number of AUs                                   12,049,203      5,969,565      3,116,005      1,144,951        641,747

AIM VARIABLE INSURANCE FUNDS:

BASIC VALUE FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

CORE EQUITY FUND  (e)

Beginning AUV                                        $      1.029   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.166   $      1.029            N/A            N/A            N/A
Percentage change in AUV                                    13.31%          2.93%           N/A            N/A            N/A
Ending Number of AUs                                      492,760        141,540            N/A            N/A            N/A

FINANCIAL SERVICES FUND (i)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND (i) *

Beginning AUV                                        $      0.960   $      0.762   $      1.023   $      1.005            N/A
Ending AUV                                           $      1.018   $      0.960   $      0.762   $      1.023            N/A
Percentage change in AUV                                     6.04%         25.98%        -25.48%          1.75%           N/A
Ending Number of AUs                                      627,163        224,402        120,142        148,475            N/A

HIGH YIELD FUND (n)

Beginning AUV                                        $      9.966            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.768            N/A            N/A            N/A            N/A
Percentage change in AUV                                     8.05%           N/A            N/A            N/A            N/A
Ending Number of AUs                                       37,893            N/A            N/A            N/A            N/A

MID CAP CORE EQUITY FUND (l)

Beginning AUV                                        $      1.240   $      0.996            N/A            N/A            N/A
Ending AUV                                           $      1.389   $      1.240            N/A            N/A            N/A
Percentage change in AUV                                    12.02%         24.50%           N/A            N/A            N/A
Ending Number of AUs                                       92,120         37,943            N/A            N/A            N/A

REAL ESTATE FUND (i)

Beginning AUV                                        $      1.452   $      1.060   $      1.011   $      1.003            N/A
Ending AUV                                           $      1.955   $      1.452   $      1.060   $      1.011            N/A
Percentage change in AUV                                    34.64%         36.98%          4.85%          0.79%           N/A
Ending Number of AUs                                      814,496        757,670        636,702        149,000            N/A

TECHNOLOGY FUND (i)

Beginning AUV                                        $      0.543   $      0.379   $      0.724   $      1.025            N/A
Ending AUV                                           $      0.561   $      0.543   $      0.379   $      0.724            N/A
Percentage change in AUV                                     3.31%         43.27%        -47.63%        -29.40%           N/A
Ending Number of AUs                                      157,283        239,909         21,487         41,987            N/A

THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO (c)

Beginning AUV                                        $      1.604   $      1.203   $      1.821   $      2.094   $      2.492
Ending AUV                                           $      1.668   $      1.604   $      1.203   $      1.821   $      2.094
Percentage change in AUV                                     3.99%         33.33%        -33.94%        -13.04%        -15.97%
Ending Number of AUs                                    4,513,326      5,490,457      6,150,286      7,478,751      7,089,444

LEVERAGED ALLCAP PORTFOLIO (a)

Beginning AUV                                        $      2.669   $      2.009   $      3.082   $      3.718   $      5.016
Ending AUV                                           $      2.847   $      2.669   $      2.009   $      3.082   $      3.718
Percentage change in AUV                                     6.67%         32.85%        -34.82%        -17.10%        -25.88%
Ending Number of AUs                                    3,269,527      3,809,712      3,952,502      4,243,362      4,217,436

MIDCAP GROWTH PORTFOLIO (c)

Beginning AUV                                        $      1.878   $      1.289   $      1.855   $      2.013   $      1.869
Ending AUV                                           $      2.094   $      1.878   $      1.289   $      1.855   $      2.013
Percentage change in AUV                                    11.50%         45.69%        -30.51%         -7.85%          7.70%
Ending Number of AUs                                    2,423,628      2,293,620      2,174,213      2,990,822      3,038,802

SMALL CAPITALIZATION PORTFOLIO (a)

Beginning AUV                                        $      1.129   $      0.804   $      1.106   $      1.591   $      2.216
Ending AUV                                           $      1.298   $      1.129   $      0.804   $      1.106   $      1.591
Percentage change in AUV                                    14.97%         40.42%        -27.28%        -30.51%        -28.20%
Ending Number of AUs                                    2,260,344      2,700,455      2,851,918      4,303,948      3,943,932

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND (i) *

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

HIGH YIELD FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

MID CAP CORE EQUITY FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

REAL ESTATE FUND (i)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

TECHNOLOGY FUND (i)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO (c)

Beginning AUV                                        $      1.889   $      1.294   $      1.044   $      1.000            N/A
Ending AUV                                           $      2.492   $      1.889   $      1.294   $      1.044            N/A
Percentage change in AUV                                    31.89%         46.02%         24.00%          4.40%           N/A
Ending Number of AUs                                    5,480,301      2,650,328        742,233         73,227            N/A

LEVERAGED ALLCAP PORTFOLIO (a)

Beginning AUV                                        $      2.857   $      1.836   $      1.555   $      1.408   $      1.000
Ending AUV                                           $      5.016   $      2.857   $      1.836   $      1.555   $      1.408
Percentage change in AUV                                    75.57%         55.64%         18.02%         10.44%         40.79%
Ending Number of AUs                                    3,739,665      1,757,689      1,279,296        832,794        207,147

MIDCAP GROWTH PORTFOLIO (c)

Beginning AUV                                        $      1.438   $      1.119   $      0.987   $      1.000            N/A
Ending AUV                                           $      1.869   $      1.438   $      1.119   $      0.987            N/A
Percentage change in AUV                                    29.97%         28.49%         13.41%         -1.30%           N/A
Ending Number of AUs                                    1,789,442      1,718,378        679,330         42,736            N/A

SMALL CAPITALIZATION PORTFOLIO (a)

Beginning AUV                                        $      1.567   $      1.375   $      1.252   $      1.219   $      1.000
Ending AUV                                           $      2.216   $      1.567   $      1.375   $      1.252   $      1.219
Percentage change in AUV                                    41.42%         13.92%          9.84%          2.71%         21.89%
Ending Number of AUs                                    5,276,834      3,775,577      3,988,448      1,946,993        517,903

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

GROWTH & INCOME (h)

Beginning AUV                                        $      1.031   $      0.789   $      1.027   $      1.004            N/A
Ending AUV                                           $      1.133   $      1.031   $      0.789   $      1.027            N/A
Percentage change in AUV                                     9.89%         30.66%        -23.14%          2.25%           N/A
Ending Number of AUs                                      191,473        176,109        139,313        111,897            N/A

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:

VP INCOME & GROWTH FUND (e)

Beginning AUV                                        $      1.017   $      0.797   $      1.003   $      1.110   $      1.259
Ending AUV                                           $      1.133   $      1.017   $      0.797   $      1.003   $      1.110
Percentage change in AUV                                    11.41%         27.60%        -20.53%         -9.65%        -11.84%
Ending Number of AUs                                    1,569,152      1,626,586      1,538,172      1,597,064      1,135,221

VP INFLATION PROTECTION FUND (n)

Beginning AUV                                        $     10.044            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.553            N/A            N/A            N/A            N/A
Percentage change in AUV                                     5.07%           N/A            N/A            N/A            N/A
Ending Number of AUs                                          222            N/A            N/A            N/A            N/A

VP INTERNATIONAL FUND (d)

Beginning AUV                                        $      1.143   $      0.931   $      1.186   $      1.698   $      2.071
Ending AUV                                           $      1.296   $      1.143   $      0.931   $      1.186   $      1.698
Percentage change in AUV                                    13.39%         22.77%        -21.50%        -30.15%        -18.01%
Ending Number of AUs                                      838,444        680,514        688,185        771,498        804,028

VP VALUE FUND (d)

Beginning AUV                                        $      1.759   $      1.383   $      1.606   $      1.443   $      1.239
Ending AUV                                           $      1.983   $      1.759   $      1.383   $      1.606   $      1.443
Percentage change in AUV                                    12.73%         27.19%        -13.87%         11.27%         16.46%
Ending Number of AUs                                    2,525,036      2,590,336      2,874,447      3,346,542      2,641,724

THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC. (a)

Beginning AUV                                        $      1.696   $      1.365   $      1.949   $      2.553   $      2.910
Ending AUV                                           $      1.777   $      1.696   $      1.365   $      1.949   $      2.553
Percentage change in AUV                                     4.78%         24.25%        -29.96%        -23.67%        -12.26%
Ending Number of AUs                                    2,200,894      2,430,172      2,597,204      3,297,376      3,846,716

DREYFUS STOCK INDEX FUND: (a)

Beginning AUV                                        $      2.070   $      1.635   $      2.136   $      2.467   $      2.757
Ending AUV                                           $      2.258   $      2.070   $      1.635   $      2.136   $      2.467
Percentage change in AUV                                     9.08%         26.61%        -23.45%        -13.42%        -10.52%
Ending Number of AUs                                   11,179,068     12,398,599     14,194,622     17,246,854     16,261,880

DREYFUS VARIABLE INVESTMENT FUND:

DISCIPLINED STOCK PORTFOLIO (e)

Beginning AUV                                        $      0.892   $      0.732   $      0.959   $      1.122   $      1.252
Ending AUV                                           $      0.948   $      0.892   $      0.732   $      0.959   $      1.122
Percentage change in AUV                                     6.28%         21.86%        -23.70%        -14.50%        -10.38%
Ending Number of AUs                                    1,114,427      1,263,285        952,349      1,729,331      2,493,065

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

GROWTH & INCOME (h)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:

VP INCOME & GROWTH FUND (e)

Beginning AUV                                        $      1.082   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.259   $      1.082            N/A            N/A            N/A
Percentage change in AUV                                    16.38%          8.19%           N/A            N/A            N/A
Ending Number of AUs                                      746,541        214,243            N/A            N/A            N/A

VP INFLATION PROTECTION FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

VP INTERNATIONAL FUND (d)

Beginning AUV                                        $      1.280   $      1.093   $      1.000            N/A            N/A
Ending AUV                                           $      2.071   $      1.280   $      1.093            N/A            N/A
Percentage change in AUV                                    61.80%         17.11%          9.30%           N/A            N/A
Ending Number of AUs                                    1,258,066      1,104,956        163,370            N/A            N/A

VP VALUE FUND (d)

Beginning AUV                                        $      1.267   $      1.226   $      1.000            N/A            N/A
Ending AUV                                           $      1.239   $      1.267   $      1.226            N/A            N/A
Percentage change in AUV                                    -2.21%          3.35%         22.60%           N/A            N/A
Ending Number of AUs                                    3,004,509      2,689,736        415,891            N/A            N/A

THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC. (a)

Beginning AUV                                        $      2.268   $      1.778   $      1.404   $      1.175   $      1.000
Ending AUV                                           $      2.910   $      2.268   $      1.778   $      1.404   $      1.175
Percentage change in AUV                                    28.27%         27.58%         26.60%         19.49%         17.49%
Ending Number of AUs                                    3,333,181      2,868,834      1,195,614        221,018         21,878

DREYFUS STOCK INDEX FUND: (a)

Beginning AUV                                        $      2.318   $      1.834   $      1.393   $      1.158   $      1.000
Ending AUV                                           $      2.757   $      2.318   $      1.834   $      1.393   $      1.158
Percentage change in AUV                                    18.94%         26.43%         31.67%         20.29%         15.76%
Ending Number of AUs                                   17,965,037     13,802,783      8,884,649      1,862,980        191,752

DREYFUS VARIABLE INVESTMENT FUND:

DISCIPLINED STOCK PORTFOLIO (e)

Beginning AUV                                        $      1.072   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.252   $      1.072            N/A            N/A            N/A
Percentage change in AUV                                    16.79%          7.19%           N/A            N/A            N/A
Ending Number of AUs                                      332,231        273,971            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO (e)

Beginning AUV                                        $      1.123   $      0.835   $      0.965   $      1.127   $      1.187
Ending AUV                                           $      1.329   $      1.123   $      0.835   $      0.965   $      1.127
Percentage change in AUV                                    18.34%         34.49%        -13.44%        -14.41%         -5.05%
Ending Number of AUs                                    2,044,542      1,899,218      1,434,347        431,289        315,003

FEDERATED INSURANCE SERIES:

CAPITAL INCOME FUND II (a)

Beginning AUV                                        $      1.184   $      0.995   $      1.327   $      1.559   $      1.737
Ending AUV                                           $      1.283   $      1.184   $      0.995   $      1.327   $      1.559
Percentage change in AUV                                     8.36%         18.99%        -25.00%        -14.90%        -10.24%
Ending Number of AUs                                      986,062      1,182,609      1,803,687      1,684,292      1,616,778

HIGH INCOME BOND FUND II (a)

Beginning AUV                                        $      1.489   $      1.236   $      1.236   $      1.237   $      1.379
Ending AUV                                           $      1.622   $      1.489   $      1.236   $      1.236   $      1.237
Percentage change in AUV                                     8.93%         20.47%         -0.04%         -0.04%        -10.27%
Ending Number of AUs                                    1,009,220      1,476,603      2,095,583      2,377,584      2,681,651

INTERNATIONAL EQUITY FUND II  (a)

Beginning AUV                                        $      1.411   $      1.085   $      1.425   $      2.048   $      2.683
Ending AUV                                           $      1.587   $      1.411   $      1.085   $      1.425   $      2.048
Percentage change in AUV                                    12.47%         30.05%        -23.86%        -30.42%        -23.67%
Ending Number of AUs                                      548,194        810,956        734,915      1,342,657      1,014,248

JANUS ASPEN SERIES:

LARGE CAP GROWTH PORTFOLIO (a) **

Beginning AUV                                        $      1.845   $      1.420   $      1.960   $      2.641   $      3.135
Ending AUV                                           $      1.902   $      1.845   $      1.420   $      1.960   $      2.641
Percentage change in AUV                                     3.09%         29.93%        -27.56%        -25.78%        -15.76%
Ending Number of AUs                                    7,373,305      8,086,185      8,335,942      9,597,606      9,293,632

GROWTH AND INCOME PORTFOLIO (m)

Beginning AUV                                        $      1.227   $      1.023            N/A            N/A            N/A
Ending AUV                                           $      1.354   $      1.227            N/A            N/A            N/A
Percentage change in AUV                                    10.35%         19.94%           N/A            N/A            N/A
Ending Number of AUs                                    2,143,632      2,389,778            N/A            N/A            N/A

INTERNATIONAL GROWTH PORTFOLIO (m)

Beginning AUV                                        $      1.443   $      1.014            N/A            N/A            N/A
Ending AUV                                           $      1.693   $      1.443            N/A            N/A            N/A
Percentage change in AUV                                    17.33%         42.31%           N/A            N/A            N/A
Ending Number of AUs                                      190,620        126,362            N/A            N/A            N/A

MID CAP GROWTH PORTFOLIO (a)

Beginning AUV                                        $      1.675   $      1.257   $      1.769   $      2.963   $      4.407
Ending AUV                                           $      1.994   $      1.675   $      1.257   $      1.769   $      2.963
Percentage change in AUV                                    19.04%         33.25%        -28.94%        -40.30%        -32.77%
Ending Number of AUs                                    5,158,407      5,532,850      6,080,495      6,882,712      6,916,097

WORLDWIDE GROWTH PORTFOLIO (a)

Beginning AUV                                        $      2.186   $      1.788   $      2.434   $      3.182   $      3.827
Ending AUV                                           $      2.259   $      2.186   $      1.788   $      2.434   $      3.182
Percentage change in AUV                                     3.34%         22.26%        -26.54%        -23.51%        -16.85%
Ending Number of AUs                                    7,751,025      8,851,812     10,116,502     12,664,020     13,388,371

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO (e)

Beginning AUV                                        $      0.942   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.187   $      0.942            N/A            N/A            N/A
Percentage change in AUV                                    26.01%         -5.83%           N/A            N/A            N/A
Ending Number of AUs                                       85,252         47,625            N/A            N/A            N/A

FEDERATED INSURANCE SERIES:

CAPITAL INCOME FUND II (a)

Beginning AUV                                        $      1.732   $      1.541   $      1.234   $      1.122   $      1.000
Ending AUV                                           $      1.737   $      1.732   $      1.541   $      1.234   $      1.122
Percentage change in AUV                                     0.28%         12.37%         24.88%          9.98%         12.21%
Ending Number of AUs                                    1,632,264      1,955,544        675,836        294,882         11,711

HIGH INCOME BOND FUND II (a)

Beginning AUV                                        $      1.367   $      1.349   $      1.202   $      1.067   $      1.000
Ending AUV                                           $      1.379   $      1.367   $      1.349   $      1.202   $      1.067
Percentage change in AUV                                     0.88%          1.27%         12.25%         12.71%          6.66%
Ending Number of AUs                                    3,165,626      4,956,911      2,184,739        508,205         26,380

INTERNATIONAL EQUITY FUND II  (a)

Beginning AUV                                        $      1.472   $      1.188   $      1.095   $      1.025   $      1.000
Ending AUV                                           $      2.683   $      1.472   $      1.188   $      1.095   $      1.025
Percentage change in AUV                                    82.28%         23.83%          8.55%          6.83%          2.51%
Ending Number of AUs                                      645,821      1,216,876        329,971         93,215         36,798

JANUS ASPEN SERIES:

LARGE CAP GROWTH PORTFOLIO (a) **

Beginning AUV                                        $      2.208   $      1.650   $      1.364   $      1.167   $      1.000
Ending AUV                                           $      3.135   $      2.208   $      1.650   $      1.364   $      1.167
Percentage change in AUV                                    41.98%         33.77%         21.00%         16.88%         16.75%
Ending Number of AUs                                   10,090,318      5,285,448      5,160,718      1,466,042        138,532

GROWTH AND INCOME PORTFOLIO (m)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

INTERNATIONAL GROWTH PORTFOLIO (m)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

MID CAP GROWTH PORTFOLIO (a)

Beginning AUV                                        $      1.983   $      1.498   $      1.348   $      1.266   $      1.000
Ending AUV                                           $      4.407   $      1.983   $      1.498   $      1.348   $      1.266
Percentage change in AUV                                   122.24%         32.39%         11.10%          6.48%         26.64%
Ending Number of AUs                                    3,617,753      2,503,351      1,867,131      1,041,050        122,278

WORLDWIDE GROWTH PORTFOLIO (a)

Beginning AUV                                        $      2.360   $      1.856   $      1.541   $      1.211   $      1.000
Ending AUV                                           $      3.827   $      2.360   $      1.856   $      1.541   $      1.211
Percentage change in AUV                                    62.16%         27.13%         20.46%         27.25%         21.12%
Ending Number of AUs                                   12,380,622     11,703,338      8,234,605      2,173,781        155,653

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:

EMERGING MARKETS PORTFOLIO (n)

Beginning AUV                                        $      9.816            N/A            N/A            N/A            N/A
Ending AUV                                           $     12.653            N/A            N/A            N/A            N/A
Percentage change in AUV                                    28.90%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        7,765            N/A            N/A            N/A            N/A

EQUITY PORTFOLIO (e)

Beginning AUV                                        $      1.022   $      0.836   $      1.012   $      1.109   $      1.126
Ending AUV                                           $      1.126   $      1.022   $      0.836   $      1.012   $      1.109
Percentage change in AUV                                    10.18%         22.25%        -17.37%         -8.77%         -1.51%
Ending Number of AUs                                      165,803        261,082        292,644        202,715        187,657

INTERNATIONAL EQUITY PORTFOLIO (n)

Beginning AUV                                        $      9.932            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.292            N/A            N/A            N/A            N/A
Percentage change in AUV                                    13.69%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        3,483            N/A            N/A            N/A            N/A

SMALL CAP PORTFOLIO (e)

Beginning AUV                                        $      1.360   $      1.005   $      1.238   $      1.058   $      0.887
Ending AUV                                           $      1.541   $      1.360   $      1.005   $      1.238   $      1.058
Percentage change in AUV                                    13.31%         35.32%        -18.83%         17.03%         19.28%
Ending Number of AUs                                    2,652,167      2,927,485      3,188,949      2,074,103        558,251

LORD ABBETT SERIES FUND, INC. :

AMERICA' VALUE PORTFOLIO (l)

Beginning AUV                                        $      1.221   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.403   $      1.221            N/A            N/A            N/A
Percentage change in AUV                                    14.91%         22.10%           N/A            N/A            N/A
Ending Number of AUs                                      264,478          6,871            N/A            N/A            N/A

GROWTH AND INCOME PORTFOLIO (e)

Beginning AUV                                        $      1.268   $      0.982   $      1.214   $      1.320   $      1.156
Ending AUV                                           $      1.409   $      1.268   $      0.982   $      1.214   $      1.320
Percentage change in AUV                                    11.12%         29.12%        -19.14%         -7.99%         14.19%
Ending Number of AUs                                    5,249,873      4,343,974      3,850,120      2,130,236      1,061,341

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

FASCIANO PORTFOLIO (l)

Beginning AUV                                        $      1.254   $      1.004            N/A            N/A            N/A
Ending AUV                                           $      1.384   $      1.254            N/A            N/A            N/A
Percentage change in AUV                                    10.37%         24.90%           N/A            N/A            N/A
Ending Number of AUs                                        9,685          5,887            N/A            N/A            N/A

LIMITED MATURITY BOND PORTFOLIO (d)

Beginning AUV                                        $      1.273   $      1.261   $      1.214   $      1.132   $      1.075
Ending AUV                                           $      1.265   $      1.273   $      1.261   $      1.214   $      1.132
Percentage change in AUV                                    -0.63%          0.95%          3.90%          7.22%          5.35%
Ending Number of AUs                                    1,678,602      2,004,253      2,085,786      1,771,588      1,348,298

MIDCAP GROWTH PORTFOLIO (i)

Beginning AUV                                        $      0.758   $      0.600   $      0.861   $      1.008            N/A
Ending AUV                                           $      0.869   $      0.758   $      0.600   $      0.861            N/A
Percentage change in AUV                                    14.64%         26.33%        -30.31%        -14.58%           N/A
Ending Number of AUs                                      195,466        111,072         67,301         16,756            N/A

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:

EMERGING MARKETS PORTFOLIO (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

EQUITY PORTFOLIO (e)

Beginning AUV                                        $      1.055   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.126   $      1.055            N/A            N/A            N/A
Percentage change in AUV                                     6.73%          5.53%           N/A            N/A            N/A
Ending Number of AUs                                      899,537      1,126,898            N/A            N/A            N/A

INTERNATIONAL EQUITY PORTFOLIO (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

SMALL CAP PORTFOLIO (e)

Beginning AUV                                        $      0.855   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      0.887   $      0.855            N/A            N/A            N/A
Percentage change in AUV                                     3.74%        -14.46%           N/A            N/A            N/A
Ending Number of AUs                                      215,218        174,151            N/A            N/A            N/A

LORD ABBETT SERIES FUND, INC. :

AMERICA' VALUE PORTFOLIO (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

GROWTH AND INCOME PORTFOLIO (e)

Beginning AUV                                        $      1.005   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.156   $      1.005            N/A            N/A            N/A
Percentage change in AUV                                    15.02%          0.46%           N/A            N/A            N/A
Ending Number of AUs                                      793,511        312,997            N/A            N/A            N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

FASCIANO PORTFOLIO (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

LIMITED MATURITY BOND PORTFOLIO (d)

Beginning AUV                                        $      1.074   $      1.043   $      1.000            N/A            N/A
Ending AUV                                           $      1.075   $      1.074   $      1.043            N/A            N/A
Percentage change in AUV                                     0.07%          2.94%          4.31%           N/A            N/A
Ending Number of AUs                                    1,194,491      1,076,377         25,089            N/A            N/A

MIDCAP GROWTH PORTFOLIO (i)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (d)

Beginning AUV                                        $      1.279   $      0.960   $      1.284   $      1.340   $      1.349
Ending AUV                                           $      1.500   $      1.279   $      0.960   $      1.284   $      1.340
Percentage change in AUV                                    17.28%         33.23%        -25.21%         -4.21%         -0.67%
Ending Number of AUs                                    1,390,068      1,478,540      1,922,162      3,058,772      3,098,142

REGENCY PORTFOLIO (l)

Beginning AUV                                        $      1.303   $      1.001            N/A            N/A            N/A
Ending AUV                                           $      1.572   $      1.303            N/A            N/A            N/A
Percentage change in AUV                                    20.64%         30.17%           N/A            N/A            N/A
Ending Number of AUs                                       97,341          1,612            N/A            N/A            N/A

SOCIALLY RESPONSIVE PORTFOLIO (n)

Beginning AUV                                        $     10.015            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.295            N/A            N/A            N/A            N/A
Percentage change in AUV                                    12.78%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            0            N/A            N/A            N/A            N/A

PIMCO VARIABLE INSURANCE TRUST:

MONEY MARKET FUND (n)

Beginning AUV                                        $      9.999            N/A            N/A            N/A            N/A
Ending AUV                                           $      9.976            N/A            N/A            N/A            N/A
Percentage change in AUV                                    -0.23%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        2,294            N/A            N/A            N/A            N/A

REAL RETURN FUND (l)

Beginning AUV                                        $      1.052   $      1.004            N/A            N/A            N/A
Ending AUV                                           $      1.129   $      1.052            N/A            N/A            N/A
Percentage change in AUV                                     7.32%          4.78%           N/A            N/A            N/A
Ending Number of AUs                                      710,662         76,189            N/A            N/A            N/A

SHORT TERM FUND (n)

Beginning AUV                                        $     10.000            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.011            N/A            N/A            N/A            N/A
Percentage change in AUV                                     0.11%           N/A            N/A            N/A            N/A
Ending Number of AUs                                       35,102            N/A            N/A            N/A            N/A

TOTAL RETURN PORTFOLIO (l)

Beginning AUV                                        $      1.011   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.046   $      1.011            N/A            N/A            N/A
Percentage change in AUV                                     3.46%          1.10%           N/A            N/A            N/A
Ending Number of AUs                                      890,177        327,734            N/A            N/A            N/A

PIONEER VARIABLE CONTRACT TRUST :

EQUITY INCOME PORTFOLIO (j)

Beginning AUV                                        $      0.914   $      0.758   $      0.916   $      0.987            N/A
Ending AUV                                           $      1.046   $      0.914   $      0.758   $      0.916            N/A
Percentage change in AUV                                    14.44%         20.58%        -17.25%         -7.19%           N/A
Ending Number of AUs                                      470,242      2,058,221      2,551,853      2,897,193            N/A

EUROPE PORTFOLIO (j)

Beginning AUV                                        $      0.785   $      0.600   $      0.751   $      0.994            N/A
Ending AUV                                           $      0.915   $      0.785   $      0.600   $      0.751            N/A
Percentage change in AUV                                    16.56%         30.83%        -20.11%        -24.45%           N/A
Ending Number of AUs                                       60,335         13,824            752          6,707            N/A

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (d)

Beginning AUV                                        $      1.274   $      1.240   $      1.000            N/A            N/A
Ending AUV                                           $      1.349   $      1.274   $      1.240            N/A            N/A
Percentage change in AUV                                     5.89%          2.76%         23.99%           N/A            N/A
Ending Number of AUs                                    3,981,862      6,369,007      1,000,600            N/A            N/A

REGENCY PORTFOLIO (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

SOCIALLY RESPONSIVE PORTFOLIO (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

PIMCO VARIABLE INSURANCE TRUST:

MONEY MARKET FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

REAL RETURN FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

SHORT TERM FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

TOTAL RETURN PORTFOLIO (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

PIONEER VARIABLE CONTRACT TRUST :

EQUITY INCOME PORTFOLIO (j)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

EUROPE PORTFOLIO (j)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO (j)

Beginning AUV                                        $      0.850   $      0.698   $      0.877   $      0.984            N/A
Ending AUV                                           $      0.929   $      0.850   $      0.698   $      0.877            N/A
Percentage change in AUV                                     9.29%         21.78%        -20.41%        -10.87%           N/A
Ending Number of AUs                                      387,805        468,540        194,780        136,421            N/A

ROYCE CAPITAL FUNDS:

MICRO-CAP PORTFOLIO (l)

Beginning AUV                                        $      1.476   $      1.005            N/A            N/A            N/A
Ending AUV                                           $      1.657   $      1.476            N/A            N/A            N/A
Percentage change in AUV                                    12.26%         46.87%           N/A            N/A            N/A
Ending Number of AUs                                      531,677        183,716            N/A            N/A            N/A

SMALL-CAP PORTFOLIO (l)

Beginning AUV                                        $      1.393   $      0.998            N/A            N/A            N/A
Ending AUV                                           $      1.716   $      1.393            N/A            N/A            N/A
Percentage change in AUV                                    23.19%         39.58%           N/A            N/A            N/A
Ending Number of AUs                                      529,886        132,304            N/A            N/A            N/A

RYDEX VARIABLE TRUST

ARKTOS FUND (n)

Beginning AUV                                        $     10.109            N/A            N/A            N/A            N/A
Ending AUV                                           $      8.634            N/A            N/A            N/A            N/A
Percentage change in AUV                                   -14.59%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            0            N/A            N/A            N/A            N/A

BANKING FUND (n)

Beginning AUV                                        $     10.096            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.576            N/A            N/A            N/A            N/A
Percentage change in AUV                                    14.66%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        2,513            N/A            N/A            N/A            N/A

BASIC MATERIALS FUND (n)

Beginning AUV                                        $      9.969            N/A            N/A            N/A            N/A
Ending AUV                                           $     12.367            N/A            N/A            N/A            N/A
Percentage change in AUV                                    24.05%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        1,011            N/A            N/A            N/A            N/A

BIOTECHNOLOGY FUND (n)

Beginning AUV                                        $      9.795            N/A            N/A            N/A            N/A
Ending AUV                                           $      9.250            N/A            N/A            N/A            N/A
Ending Number of AUs                                          118            N/A            N/A            N/A            N/A

CONSUMER PRODUCTS FUND (n)

Beginning AUV                                        $     10.096            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.403            N/A            N/A            N/A            N/A
Percentage change in AUV                                     3.04%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        1,186            N/A            N/A            N/A            N/A

ELECTRONICS FUND (n)

Beginning AUV                                        $      9.740            N/A            N/A            N/A            N/A
Ending AUV                                           $      9.098            N/A            N/A            N/A            N/A
Percentage change in AUV                                    -6.59%           N/A            N/A            N/A            N/A
Ending Number of AUs                                          707            N/A            N/A            N/A            N/A

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO (j)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

ROYCE CAPITAL FUNDS:

MICRO-CAP PORTFOLIO (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

SMALL-CAP PORTFOLIO (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

RYDEX VARIABLE TRUST

ARKTOS FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

BANKING FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

BASIC MATERIALS FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

BIOTECHNOLOGY FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

CONSUMER PRODUCTS FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

ELECTRONICS FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
ENERGY FUND (n)

Beginning AUV                                        $     10.225            N/A            N/A            N/A            N/A
Ending AUV                                           $     12.095            N/A            N/A            N/A            N/A
Percentage change in AUV                                    18.29%           N/A            N/A            N/A            N/A
Ending Number of AUs                                       14,480            N/A            N/A            N/A            N/A

ENERGY SERVICES FUND (n)

Beginning AUV                                        $     10.174            N/A            N/A            N/A            N/A
Ending AUV                                           $     12.085            N/A            N/A            N/A            N/A
Percentage change in AUV                                    18.78%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        8,519            N/A            N/A            N/A            N/A

FINANCIAL SERVICES FUND (n)

Beginning AUV                                        $     10.048            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.469            N/A            N/A            N/A            N/A
Percentage change in AUV                                    14.14%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            0            N/A            N/A            N/A            N/A

HEALTH CARE FUND (n)

Beginning AUV                                        $     10.065            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.059            N/A            N/A            N/A            N/A
Percentage change in AUV                                    -0.06%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        3,424            N/A            N/A            N/A            N/A

INTERNET FUND (n)

Beginning AUV                                        $      9.793            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.189            N/A            N/A            N/A            N/A
Percentage change in AUV                                    14.26%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        2,877            N/A            N/A            N/A            N/A

INVERSE DYNAMIC DOW 30 (o)

Beginning AUV                                        $     10.077            N/A            N/A            N/A            N/A
Ending AUV                                           $      8.710            N/A            N/A            N/A            N/A
Percentage change in AUV                                   -13.57%           N/A            N/A            N/A            N/A
Ending Number of AUs                                          391            N/A            N/A            N/A            N/A

INVERSE MID-CAP FUND (o)

Beginning AUV                                        $      9.942            N/A            N/A            N/A            N/A
Ending AUV                                           $      8.742            N/A            N/A            N/A            N/A
Percentage change in AUV                                   -12.07%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            0            N/A            N/A            N/A            N/A

INVERSE SMALL-CAP FUND (o)

Beginning AUV                                        $      9.964            N/A            N/A            N/A            N/A
Ending AUV                                           $      8.458            N/A            N/A            N/A            N/A
Percentage change in AUV                                   -15.11%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            0            N/A            N/A            N/A            N/A

JUNO FUND (l)

Beginning AUV                                        $      0.983   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      0.866   $      0.983            N/A            N/A            N/A
Percentage change in AUV                                   -11.90%         -1.70%           N/A            N/A            N/A
Ending Number of AUs                                      455,758          4,118            N/A            N/A            N/A

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
ENERGY FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

ENERGY SERVICES FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

FINANCIAL SERVICES FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

HEALTH CARE FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

INTERNET FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

INVERSE DYNAMIC DOW 30 (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

INVERSE MID-CAP FUND (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

INVERSE SMALL-CAP FUND (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

JUNO FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
LARGE CAP EUROPE FUND (n)

Beginning AUV                                        $     10.113            N/A            N/A            N/A            N/A
Ending AUV                                           $     12.038            N/A            N/A            N/A            N/A
Percentage change in AUV                                    19.03%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        1,724            N/A            N/A            N/A            N/A

LARGE CAP GROWTH (o)

Beginning AUV                                        $      9.955            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.489            N/A            N/A            N/A            N/A
Percentage change in AUV                                     5.36%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            2            N/A            N/A            N/A            N/A

LARGE CAP JAPAN FUND (n)

Beginning AUV                                        $      9.875            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.318            N/A            N/A            N/A            N/A
Percentage change in AUV                                     4.49%           N/A            N/A            N/A            N/A
Ending Number of AUs                                          358            N/A            N/A            N/A            N/A

LARGE CAP VALUE FUND (o)

Beginning AUV                                        $      9.964            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.167            N/A            N/A            N/A            N/A
Percentage change in AUV                                    12.07%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            2            N/A            N/A            N/A            N/A

LEISURE FUND (n)

Beginning AUV                                        $     10.021            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.507            N/A            N/A            N/A            N/A
Percentage change in AUV                                    14.83%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        1,414            N/A            N/A            N/A            N/A

LONG DYNAMIC DOW 30 FUND (o)

Beginning AUV                                        $      9.918            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.037            N/A            N/A            N/A            N/A
Percentage change in AUV                                    11.28%           N/A            N/A            N/A            N/A
Ending Number of AUs                                           14            N/A            N/A            N/A            N/A

MEDIUS FUND (l)

Beginning AUV                                        $      1.483   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.786   $      1.483            N/A            N/A            N/A
Percentage change in AUV                                    20.43%         48.30%           N/A            N/A            N/A
Ending Number of AUs                                       18,072         19,304            N/A            N/A            N/A

MEKROS FUND (l)

Beginning AUV                                        $      1.581   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.953   $      1.581            N/A            N/A            N/A
Percentage change in AUV                                    23.53%         58.10%           N/A            N/A            N/A
Ending Number of AUs                                       71,147         63,748            N/A            N/A            N/A

MID-CAP GROWTH FUND (o)

Beginning AUV                                        $     10.057            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.060            N/A            N/A            N/A            N/A
Percentage change in AUV                                     9.97%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            4            N/A            N/A            N/A            N/A

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
LARGE CAP EUROPE FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

LARGE CAP GROWTH (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

LARGE CAP JAPAN FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

LARGE CAP VALUE FUND (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

LEISURE FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

LONG DYNAMIC DOW 30 FUND (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

MEDIUS FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

MEKROS FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

MID-CAP GROWTH FUND (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND (o)

Beginning AUV                                        $     10.040            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.319            N/A            N/A            N/A            N/A
Percentage change in AUV                                    12.74%           N/A            N/A            N/A            N/A
Ending Number of AUs                                           19            N/A            N/A            N/A            N/A

NOVA FUND (g)

Beginning AUV                                        $      9.922   $      7.229   $     11.405   $     15.136   $     18.407
Ending AUV                                           $     11.214   $      9.922   $      7.229   $     11.405   $     15.136
Percentage change in AUV                                    13.02%         37.25%        -36.62%        -24.65%        -17.77%
Ending Number of AUs                                       31,683         53,525         13,902         19,526         21,818

OTC FUND (g)

Beginning AUV                                        $     13.058   $      9.106   $     15.102   $     23.627   $     39.086
Ending AUV                                           $     14.079   $     13.058   $      9.106   $     15.102   $     23.627
Percentage change in AUV                                     7.82%         43.40%        -39.70%        -36.08%        -39.55%
Ending Number of AUs                                      115,500        164,052        184,756        126,194         67,446

PRECIOUS METALS FUND (n)

Beginning AUV                                        $      9.998            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.457            N/A            N/A            N/A            N/A
Percentage change in AUV                                    14.59%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        2,105            N/A            N/A            N/A            N/A

REAL ESTATE FUND (n)

Beginning AUV                                        $     10.091            N/A            N/A            N/A            N/A
Ending AUV                                           $     13.372            N/A            N/A            N/A            N/A
Percentage change in AUV                                    32.51%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        9,314            N/A            N/A            N/A            N/A

RETAILING FUND (n)

Beginning AUV                                        $      9.991            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.665            N/A            N/A            N/A            N/A
Percentage change in AUV                                     6.75%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            0            N/A            N/A            N/A            N/A

SECTOR ROTATION FUND (l)

Beginning AUV                                        $      1.250   $      1.002            N/A            N/A            N/A
Ending AUV                                           $      1.364   $      1.250            N/A            N/A            N/A
Percentage change in AUV                                     9.12%         24.75%           N/A            N/A            N/A
Ending Number of AUs                                        6,292         15,735            N/A            N/A            N/A

SMALL-CAP GROWTH FUND (o)

Beginning AUV                                        $     10.056            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.530            N/A            N/A            N/A            N/A
Percentage change in AUV                                    14.66%           N/A            N/A            N/A            N/A
Ending Number of AUs                                           18            N/A            N/A            N/A            N/A

SMALL-CAP VALUE FUND (o)

Beginning AUV                                        $     10.043            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.497            N/A            N/A            N/A            N/A
Percentage change in AUV                                    14.48%           N/A            N/A            N/A            N/A
Ending Number of AUs                                           44            N/A            N/A            N/A            N/A

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

NOVA FUND (g)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

OTC FUND (g)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

PRECIOUS METALS FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

REAL ESTATE FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

RETAILING FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

SECTOR ROTATION FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

SMALL-CAP GROWTH FUND (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

SMALL-CAP VALUE FUND (o)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND (n)

Beginning AUV                                        $      9.844            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.463            N/A            N/A            N/A            N/A
Percentage change in AUV                                     6.29%           N/A            N/A            N/A            N/A
Ending Number of AUs                                          112            N/A            N/A            N/A            N/A

TELECOMMUNICATIONS FUND (n)

Beginning AUV                                        $      9.887            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.829            N/A            N/A            N/A            N/A
Percentage change in AUV                                     9.53%           N/A            N/A            N/A            N/A
Ending Number of AUs                                           67            N/A            N/A            N/A            N/A

TITAN 500 FUND (n)

Beginning AUV                                        $     10.054            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.559            N/A            N/A            N/A            N/A
Percentage change in AUV                                    14.97%           N/A            N/A            N/A            N/A
Ending Number of AUs                                       12,056            N/A            N/A            N/A            N/A

TRANSPORTATION FUND (n)

Beginning AUV                                        $     10.022            N/A            N/A            N/A            N/A
Ending AUV                                           $     12.561            N/A            N/A            N/A            N/A
Percentage change in AUV                                    25.33%           N/A            N/A            N/A            N/A
Ending Number of AUs                                          997            N/A            N/A            N/A            N/A

U.S. GOVERNMENT BOND FUND (l)

Beginning AUV                                        $      0.967   $      0.998            N/A            N/A            N/A
Ending AUV                                           $      1.034   $      0.967            N/A            N/A            N/A
Percentage change in AUV                                     6.93%         -3.11%           N/A            N/A            N/A
Ending Number of AUs                                       18,325          1,502            N/A            N/A            N/A

U.S. GOVERNMENT MONEY MARKET FUND (i)

Beginning AUV                                        $      0.981   $      0.995   $      1.004   $      1.000            N/A
Ending AUV                                           $      0.970   $      0.981   $      0.995   $      1.004            N/A
Percentage change in AUV                                    -1.12%         -1.41%         -0.90%          0.40%           N/A
Ending Number of AUs                                    1,208,167      1,215,159        575,415          3,049            N/A

URSA FUND (l)

Beginning AUV                                        $      0.802   $      0.999            N/A            N/A            N/A
Ending AUV                                           $      0.710   $      0.802            N/A            N/A            N/A
Percentage change in AUV                                   -11.47%        -19.72%           N/A            N/A            N/A
Ending Number of AUs                                        6,333          1,884            N/A            N/A            N/A

UTILITIES FUND (n)

Beginning AUV                                        $     10.058            N/A            N/A            N/A            N/A
Ending AUV                                           $     11.529            N/A            N/A            N/A            N/A
Percentage change in AUV                                    14.63%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        4,943            N/A            N/A            N/A            N/A

VELOCITY 100 FUND (n)

Beginning AUV                                        $      9.767            N/A            N/A            N/A            N/A
Ending AUV                                           $     12.111            N/A            N/A            N/A            N/A
Percentage change in AUV                                    24.00%           N/A            N/A            N/A            N/A
Ending Number of AUs                                        1,719            N/A            N/A            N/A            N/A

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

TELECOMMUNICATIONS FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

TITAN 500 FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

TRANSPORTATION FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

U.S. GOVERNMENT BOND FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

U.S. GOVERNMENT MONEY MARKET FUND (i)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

URSA FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

UTILITIES FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

VELOCITY 100 FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:

ALL CAP FUND (n)

Beginning AUV                                        $     10.069            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.698            N/A            N/A            N/A            N/A
Percentage change in AUV                                     6.25%           N/A            N/A            N/A            N/A
Ending Number of AUs                                          794            N/A            N/A            N/A            N/A

LARGE CAP GROWTH FUND (n)

Beginning AUV                                        $      9.913            N/A            N/A            N/A            N/A
Ending AUV                                           $      9.923            N/A            N/A            N/A            N/A
Percentage change in AUV                                     0.10%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            9            N/A            N/A            N/A            N/A

STRATEGIC BOND FUND (n)

Beginning AUV                                        $      9.998            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.613            N/A            N/A            N/A            N/A
Percentage change in AUV                                     6.15%           N/A            N/A            N/A            N/A
Ending Number of AUs                                      102,658            N/A            N/A            N/A            N/A

TOTAL RETURN FUND (n)

Beginning AUV                                        $     10.017            N/A            N/A            N/A            N/A
Ending AUV                                           $     10.594            N/A            N/A            N/A            N/A
Percentage change in AUV                                     5.76%           N/A            N/A            N/A            N/A
Ending Number of AUs                                            0            N/A            N/A            N/A            N/A

SELIGMAN PORTFOLIOS

COMMUNICATIONS AND INFORMATION PORTFOLIO (f)

Beginning AUV                                        $      0.513   $      0.361   $      0.574   $      0.554   $      1.000
Ending AUV                                           $      0.561   $      0.513   $      0.361   $      0.574   $      0.554
Percentage change in AUV                                     9.36%         42.11%        -37.13%          3.64%        -44.60%
Ending Number of AUs                                      989,216      1,152,676      1,180,072      1,355,870        652,389

GLOBAL TECHNOLOGY PORTFOLIO (f)

Beginning AUV                                        $      0.465   $      0.347   $      0.516   $      0.673   $      1.000
Ending AUV                                           $      0.477   $      0.465   $      0.347   $      0.516   $      0.673
Percentage change in AUV                                     2.58%         34.01%        -32.78%        -23.30%        -32.70%
Ending Number of AUs                                      494,962        517,645        601,816        726,333        458,866

WELLS FARGO ADVANTAGE FUNDS

OPPORTUNITY FUND***

Beginning AUV                                        $      1.783   $      1.319   $      1.828   $      1.926   $      1.832
Ending AUV                                           $      2.078   $      1.783   $      1.319   $      1.828   $      1.926
Percentage change in AUV                                    16.55%         35.18%        -27.86%         -5.07%          5.14%
Ending Number of AUs                                    1,676,868      1,710,265      2,068,788      1,836,047      1,300,139

THIRD AVENUE VARIABLE SERIES TRUST:

VARIABLE ANNUITY TRUST (l)

Beginning AUV                                        $      1.374   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      1.625   $      1.374            N/A            N/A            N/A
Percentage change in AUV                                    18.27%         37.40%           N/A            N/A            N/A
Ending Number of AUs                                      361,367         97,910            N/A            N/A            N/A

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:

ALL CAP FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

LARGE CAP GROWTH FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

STRATEGIC BOND FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

TOTAL RETURN FUND (n)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

SELIGMAN PORTFOLIOS

COMMUNICATIONS AND INFORMATION PORTFOLIO (f)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

GLOBAL TECHNOLOGY PORTFOLIO (f)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

WELLS FARGO ADVANTAGE FUNDS

OPPORTUNITY FUND***

Beginning AUV                                        $      1.377   $      1.230   $      1.000            N/A            N/A
Ending AUV                                           $      1.832   $      1.377   $      1.230            N/A            N/A
Percentage change in AUV                                    33.03%         11.96%         22.99%           N/A            N/A
Ending Number of AUs                                      984,899      1,264,364        248,615            N/A            N/A

THIRD AVENUE VARIABLE SERIES TRUST:

VARIABLE ANNUITY TRUST (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

                                                         2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE ABSOLUTE RETURN FUND (l)

Beginning AUV                                        $      0.993   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      0.976   $      0.993            N/A            N/A            N/A
Percentage change in AUV                                    -1.71%         -0.70%           N/A            N/A            N/A
Ending Number of AUs                                       12,959        430,824            N/A            N/A            N/A

WORLDWIDE BOND FUND (a)

Beginning AUV                                        $      1.380   $      1.184   $      0.987   $      1.055   $      1.050
Ending AUV                                           $      1.485   $      1.380   $      1.184   $      0.987   $      1.055
Percentage change in AUV                                     7.61%         16.55%         19.95%         -6.44%          0.48%
Ending Number of AUs                                      808,414        533,951        515,486        229,941        282,016

WORLDWIDE EMERGING MARKETS FUND (c)

Beginning AUV                                        $      1.026   $      0.675   $      0.705   $      0.728   $      1.270
Ending AUV                                           $      1.274   $      1.026   $      0.675   $      0.705   $      0.728
Percentage change in AUV                                    24.17%         52.00%         -4.23%         -3.19%        -42.67%
Ending Number of AUs                                    1,351,728      1,099,798      1,103,610      1,348,141      1,338,556

WORLDWIDE HARD ASSETS FUND (a)

Beginning AUV                                        $      1.314   $      0.918   $      0.958   $      1.085   $      0.988
Ending AUV                                           $      1.606   $      1.314   $      0.918   $      0.958   $      1.085
Percentage change in AUV                                    22.22%         43.14%         -4.21%        -11.67%          9.82%
Ending Number of AUs                                    1,091,616      1,214,699      1,115,980        588,151      1,232,834

WORLDWIDE REAL ESTATE FUND (e)

Beginning AUV                                        $      1.249   $      0.942   $      1.000   $      0.962   $      0.823
Ending AUV                                           $      1.678   $      1.249   $      0.942   $      1.000   $      0.962
Percentage change in AUV                                    34.35%         32.59%         -5.79%          3.94%         16.94%
Ending Number of AUs                                      422,929        451,300        369,918        333,693         87,043

                                                         1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE ABSOLUTE RETURN FUND (l)

Beginning AUV                                                 N/A            N/A            N/A            N/A            N/A
Ending AUV                                                    N/A            N/A            N/A            N/A            N/A
Percentage change in AUV                                      N/A            N/A            N/A            N/A            N/A
Ending Number of AUs                                          N/A            N/A            N/A            N/A            N/A

WORLDWIDE BOND FUND (a)

Beginning AUV                                        $      1.155   $      1.039   $      1.029   $      1.018   $      1.000
Ending AUV                                           $      1.050   $      1.155   $      1.039   $      1.029   $      1.018
Percentage change in AUV                                    -9.09%         11.19%          0.96%          1.07%          1.82%
Ending Number of AUs                                    2,183,729      2,826,107      3,332,067      1,790,259        130,071

WORLDWIDE EMERGING MARKETS FUND (c)

Beginning AUV                                        $      0.643   $      0.990   $      1.136   $      1.000            N/A
Ending AUV                                           $      1.270   $      0.643   $      0.990   $      1.136            N/A
Percentage change in AUV                                    97.51%        -35.06%        -12.83%         13.59%           N/A
Ending Number of AUs                                    1,845,367      1,728,988      1,935,325        132,953            N/A

WORLDWIDE HARD ASSETS FUND (a)

Beginning AUV                                        $      0.828   $      1.216   $      1.254   $      1.077   $      1.000
Ending AUV                                           $      0.988   $      0.828   $      1.216   $      1.254   $      1.077
Percentage change in AUV                                    19.32%        -31.89%         -3.05%         16.43%          7.72%
Ending Number of AUs                                    1,426,278      1,485,880      3,728,758        651,603         68,730

WORLDWIDE REAL ESTATE FUND (e)

Beginning AUV                                        $      0.851   $      1.000            N/A            N/A            N/A
Ending AUV                                           $      0.823   $      0.851            N/A            N/A            N/A
Percentage change in AUV                                    -3.38%        -14.86%           N/A            N/A            N/A
Ending Number of AUs                                       80,035         41,417            N/A            N/A            N/A

(a) This unit value was $1.000 on the inception date of June 1, 1995.

(b) This unit value was $1.000 on the inception date of July 25, 1994.

(c) This unit value was $1.000 on the inception date of May 1, 1996.

(d) This unit value was $1.000 on the inception date of May 1, 1997.

(e) This unit value was $1.000 on the inception date of May 1, 1998.

(f) This unit value was $1.000 on the inception date of May 1, 2000.

(g) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

(h) This was the unit value on the inception date of October 26, 2001.

(i) This was the unit value on the inception date of May 1, 2001.

(j) This was the unit value on the inception date of January 2, 2001.

(k) This was the unit value on the inception date of June 24, 2003.

(l) This was the unit value on the inception date of May 1, 2003.

(m) This was the unit value on the inception date of March 21, 2003.

(n) This was the unit value on the inception date of May 1, 2004.

(o) This was the unit value on the inception date of July 15, 2004.

*effective July 1, 2005, name will change to AIM VI.I. Global Health Care Fund **formerly known as Janus Growth Portfolio
***formerly known as Strong Opportunity II Fund


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APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40/86 SERIES TRUST

   40/86 Series Trust is managed by 40/86 Advisors, Inc. 40/86 Series Trust is a mutual fund with multiple portfolios. As of the date of this prospectus the 40/86 Series Trust Money Market Portfolio permits active trading. This may change at any time without notice. For more information, see prospectus. The following Investment Portfolios are available under the Contract:

40/86 SERIES TRUST BALANCED PORTFOLIO

   The 40/86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk.

40/86 SERIES TRUST EQUITY PORTFOLIO

   The 40/86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The Portfolio normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40/86 SERIES TRUST FIXED INCOME PORTFOLIO

   The 40/86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The Portfolio normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40/86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO

   The 40/86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. The Portfolio normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40/86 SERIES TRUST HIGH YIELD PORTFOLIO

   The 40/86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. The Portfolio normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40/86 SERIES TRUST MONEY MARKET PORTFOLIO

   The 40/86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I.--Core Stock Fund and AIM V.I. Real Estate Fund. The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. REAL ESTATE FUND - SERIES I SHARES

   The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. CORE STOCK FUND-- SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF - CORE EQUITY FUND).

   The Fund seeks to provide a high total return through both growth and current income. It is actively managed. The Fund normally invests at least 80% of its net assets in common and preferred stocks.

AIM V.I. FINANCIAL SERVICES FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--FINANCIAL SERVICES FUND).

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. HEALTH SCIENCES FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--HEALTH SCIENCES FUND) (EFFECTIVE JULY 1, 2005 RENAMED AIM V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES.)

   The Fund seeks capital growth. It is actively managed. The


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Fund normally invests 80% of its net assets in the equity securities and equity-related instruments of health care industry companies.

AIM V.I. TECHNOLOGY FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--TECHNOLOGY FUND).

   The Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

   The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

   The American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is the Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is

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a mutual fund with multiple portfolios. The investment adviser for the fund is
The Dreyfus Corporation. The following Investment Portfolios are available under the Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES) (formerly known as Janus Growth Portfolio)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It has a non-fundamental policy to invest under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase.

JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Series International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard LLC, a Delaware limited liability company. LF&Co. established Lazard Asset Management as its investment management division and registered with the Securities and Exchange Commission as an investment advisor on May 1, 1970. The following Investment Portfolios are available under the Contract:


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LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. IN choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o  The potential to become a larger factor in the company's business sector
   o  Significant debt but high levels of free cash flow
   o A relatively short corporate history with the expectation that the business may grow

   The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

   The Fund's investment objective is to seek current income and capital appreciation. To pursue this goal, the Fund normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Fund generally uses a value approach to identify particular investments for the Fund. The mix of the Fund's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Fund invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.


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LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

   Seeks long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of LARGE, SEASONED, U.S. and MULTINATIONAL COMPANIES that we believe are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell 1000 Index was $471 million to $382 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

NEUBERGER BERMAN AMT HIGH INCOME BOND FUND

   The fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate-term, high-yield corporate bonds of
U. S. issuers (including those sometimes known as "junk bonds") with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moodys"), or "BBB+" to "B-" by Standard & Poor's ("S&P"), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

   The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

   Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT MONEY MARKET PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMPCO'S forecast for interest rates.

PIMCO VIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended


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management investment company consisting of distinct investment portfolios.
Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

   PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

   PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

   PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

   PIONEER CORE BOND VCT PORTFOLIO (AVAILABLE JUNE 24, 2005)

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio invests at least 80% of its assets in debt securities and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week of less and bankers' acceptances. (Subject to change, but based on retail)

PIONEER HIGH YIELD VCT PORTFOLIO

   The Pioneer High Yield VCT Portfolio seeks maximum total return through a combination of income and capital appreciation. The portfolio invests at least 80% of assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER MONEY MARKET VCT PORTFOLIO (CLASS II SHARES ONLY)

   The Pioneer Money Market VCT Portfolio seeks current income consistent with the preservation of capital and providing liquidity

   PIONEER MID CAP VALUE VCT PORTFOLIO

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Mid-Cap Value Index.

THE POTOMAC INSURANCE TRUST

   The Potomac Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the Potomac Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

POTOMAC DYNAMIC VP HY BOND FUND

   Potomac Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset alocators.

ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

   Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies.

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

   Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund which do not permit active trading.)This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the
Contract:

RYDEX ARKTOS FUND

   The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX BANKING FUND

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.


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RYDEX BIOTECHNOLOGY FUND

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX ELECTRONICS FUND

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY FUND

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES FUND

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX FINANCIAL SERVICES FUND

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX HEALTH CARE FUND

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX INTERNET FUND

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW 30 FUND

   The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE MID-CAP FUND

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE SMALL-CAP FUND

   The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX JUNO FUND

   The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the Long Treasury Bond.

RYDEX LARGE CAP EUROPE FUND

   The Large-Cap Europe Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP JAPAN FUND

   The Large-Cap Japan Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH FUND

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

RYDEX LARGE CAP VALUE FUND

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

RYDEX LEISURE FUND

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX LONG DYNAMIC DOW 30 FUND

   The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

RYDEX MEDIUS FUND

   The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap


                                                                              47
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securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The
Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MEKROS FUND

   The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH FUND

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

RYDEX MID-CAP VALUE FUND

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index").

RYDEX NOVA FUND

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS FUND

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE FUND

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING FUND

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH FUND

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

RYDEX SMALL-CAP VALUE FUND

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

RYDEX TECHNOLOGY FUND

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS FUND

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TITAN 500 FUND

   The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX TRANSPORTATION FUND

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX URSA FUND

   The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX U.S. GOVERNMENT BOND FUND

   The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.


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RYDEX UTILITIES FUND

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

RYDEX VELOCITY 100 FUND

   The Velocity 100 Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

CLS ADVISORONE AMERIGO FUND

   The Fund seeks capital appreciation and long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT FUND

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SALOMON BROTHERS ASSET MANAGEMENT INC.

   Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a subsidiary of Citigroup Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2004, Salomon Brothers had approximately $79.9B in assets under management.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND (GREENWICH STREET SERIES
CLASS I)

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

SALOMON BROTHERS VARIABLE ALL CAP FUND (CLASS I)

   The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. This objective may be changed without shareholder approval. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities. The fund may also invest in non-dividend paying stocks.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND (CLASS I)

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets.

   Credit quality: The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as (a)junk bonds." Maturity: The fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may invest in individual securities of any maturity.

SB GOVERNMENT PORTFOLIO (SALOMON CLASS B SHARES)

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities include U.S. Treasury securities, and mortgage-related and asset-backed securities. Some government mortgage-related securities are backed by the full faith and credit of the U.S.


                                                                              49
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   Treasury, some are supported by the right of the issuer to borrow from the
U.S. government and some are backed only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND (CLASS I)

   The fund seeks long-term growth of capital. This objective may be changed without shareholder approval. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

SALOMON BROTHERS VARIABLE STRATEGIC FUND (CLASS I)

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

   o  U.S. government obligations
   o  Mortgage and asset-backed
   o  Investment and non-investment securities grade U.S. and foreign corporate
   o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND (CLASS I)

   The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. These objectives may be changed without shareholder approval.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds is managed by Wells Fargo Funds Management, LLC and is sub advised by Wells Capital Management, Inc. fund. The following Investment Portfolio is available under the Contract:

WELLS FARGO ADVANTAGE OPPORTUNITY FUND (FORMERLY STRONG OPPORTUNITY FUND II)

   The Wells Fargo Advantage Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

   WELLS FARGO ADVANTAGE DISCOVERY FUND

   The Wells Fargo Advantage Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies, which are defined as those with market capitalizations equal to or lower than the company with the largest capitalization in the Russell Midcap(R) Index (which had a range of $631 million to $33.8 billion as of December 31, 2004, and is expected to change frequently). We may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC, is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following


                                                                              50
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Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital--appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS FUND

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.


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

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account E
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form #
  JNL-ACHEDU-SAI-E-0505) dated May 1, 2005 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

  Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

                                   Sincerely,

________________________________________________________________________________
                                   (Signature)

--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2005, Jefferson National Life Insurance Company       JNL-ACHEDU-PROS-E-0505

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2005

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the "Variable Account"), dated May 1, 2005. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                               PAGE
GENERAL INFORMATION                                                             B-3
General Information Regarding Jefferson National Life Insurance Company         B-3
Jefferson National Life Annuity Account E                                       B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                         B-3

PUBLISHED RATINGS                                                               B-6

ADMINSTRATION                                                                   B-7

ANNUITY PROVISIONS                                                              B-7

DISTRIBUTION                                                                    B-7
Reduction or Elimination of the Contingent Deferred Sales Charge                B-8

FINANCIAL STATEMENTS                                                            B-8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the "Variable Account", was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (Investment Company Act). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives; policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the

Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2005 ($4,500 if age 50 or older by the end of 2005), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2005 ($4,500 if age 50 or older by the end of 2005 ). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, We may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to

Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Statutory-Basis Financial Statements

Report of Independent Auditors


Years Ended December 31, 2004 and 2003

                    Jefferson National Life Insurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1

Statutory-Basis Balance Sheets ..............................................  2
Statutory-Basis Statements of Operations ....................................  3
Statutory-Basis Statements of Changes in Capital and Surplus ................  4
Statutory-Basis Statements of Cash Flow .....................................  5
Notes to Statutory-Basis Financial Statements ...............................  6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of
Jefferson National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Jefferson National Life Insurance Company as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.

/s/ Ernst & Young LLP

New York, New York
March 28, 2005

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)
--------------------------------------------------------------------------------

                                                                                  DECEMBER 31,
                                                                            2004               2003
                                                                        ------------       ------------
ASSETS
     Investments and Cash:
        Bonds                                                           $    403,705       $    571,081
        Preferred stocks                                                      25,125              3,345
        Mortgage loans on real estate                                              -             18,222
        Policyholder loans                                                    22,332             22,843
        Short-term investments                                               182,060             13,772
        Cash                                                                     786              7,032
                                                                        ------------       ------------
        Total investments and cash                                           634,008            636,295
     Accrued investment income                                                 5,489              6,657
     Federal income tax recoverable                                                -              5,150
     Deferred taxes                                                            3,403              3,403
     Amounts recoverable on reinsurance ceded                                  1,291                478
     Other admitted assets                                                     4,423              4,969
     Separate account assets                                               1,050,704          1,041,077
                                                                        ------------       ------------
         Total assets                                                   $  1,699,318       $  1,698,029
                                                                        ============       ============
LIABILITIES
     Policy and contract reserves                                            603,646            619,627
     Claim reserves                                                            1,111                642
     Accounts payable and accrued expenses                                     5,471                307
     Due to parent and affiliates                                              2,547              2,523
     Asset valuation reserve                                                   4,045              3,476
     Interest maintenance reserve                                              5,779              1,400
     Transfers from separate accounts                                        (31,170)           (34,535)
     Federal income tax payable                                                  115                  -
     Other liabilities                                                         5,249              7,987
     Separate account liabilities                                          1,050,704          1,041,077
                                                                        ------------       ------------
         Total liabilities                                                 1,647,497          1,642,504
                                                                        ------------       ------------
CAPITAL AND SURPLUS:
     Common stock, $4.80 par value, 1,065,000 shares
       authorized, 1,043,565 shares issued and outstanding                     5,009              5,009
     Paid in surplus                                                           8,991              8,991
                                                                        ------------       ------------
         Total capital                                                        14,000             14,000
     Unassigned surplus                                                       21,560             16,167
     Special surplus funds                                                    16,261             25,358
                                                                        ------------       ------------
         Total capital and surplus                                            51,821             55,525
                                                                        ------------       ------------
         Total liabilities and capital and surplus                      $  1,699,318       $  1,698,029
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER  31,
                                                                            2004               2003
                                                                        ------------       ------------
REVENUES
       Premium, annuity and other considerations                        $     92,457       $    135,778
       Net investment income                                                  32,775             38,886
       Reserve adjustment on reinsurance ceded                                     -             (1,582)
       Commission and expense allowances on reinsurance ceded                 16,989             31,338
       Amortization of the interest maintenance reserve                        1,893              1,813
       Fee income                                                              4,761              8,085
       Other revenues                                                         14,935             16,033
                                                                        ------------       ------------
          Total revenues                                                     163,810            230,351
                                                                        ------------       ------------
BENEFITS AND EXPENSES
       Death and disability benefits                                              96                  -
       Annuity and surrender benefits                                        203,516            525,595
       Decrease in policy and contract reserves                              (11,800)           (71,212)
       Other benefits                                                          4,417              9,704
       Commissions                                                             9,191             11,265
       General and administrative expenses                                    26,652             30,533
       Taxes, licenses and fees                                                1,104              3,049
       Net transfers from separate accounts                                  (79,254)          (294,157)
       Other expenses                                                            666              3,505
                                                                        ------------       ------------
          Total benefits and expenses                                        154,588            218,282
                                                                        ------------       ------------
       Gain from operations before federal income taxes and net
          realized capital gains (losses)                                      9,222             12,069
       Federal income tax expense                                              5,805              2,106
                                                                        ------------       ------------
       Gain from operations before net realized capital gains
          (losses)                                                             3,417              9,963
       Net realized capital gains (losses), transfers to IMR                   2,809               (609)
                                                                        ------------       ------------
         Net income                                                     $      6,226       $      9,354
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER  31,
                                                                            2004               2003
                                                                        ------------       ------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                  $     55,525       $     55,192
    Adjustment to surplus:
     Net income                                                                6,226              9,354
     Change in net unrealized capital gains                                       19              1,499
     Change in deferred income tax                                             3,289               (373)
     Change in non-admitted assets                                            (3,572)               574
     Change in liability for unauthorized reinsurer                                -                 23
     Change in asset valuation reserve                                          (569)            (2,410)
     Paid-in surplus                                                               -              7,500
     Change in surplus as a result of reinsurance, net of tax                 (9,097)           (15,834)
                                                                        ------------       ------------
        Net adjustment to surplus                                             (3,704)               333
                                                                        ------------       ------------
CAPITAL AND SURPLUS, END OF YEAR                                        $     51,821       $     55,525
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER  31,
                                                                            2004               2003
                                                                        ------------       ------------
   CASH FROM OPERATIONS:
     Premiums collected net of reinsurance                              $     92,251       $    135,780
     Net investment income                                                    35,545             45,692
     Miscellaneous income                                                     22,092             53,342
                                                                        ------------       ------------
          Total income received                                              149,888            234,814
                                                                        ------------       ------------
     Benefit and loss related payments                                       207,781            554,215
     Net transfers from separate accounts                                    (82,619)          (299,365)
     Commissions, expenses paid and aggregate write-ins
       for deductions                                                         31,549             50,025
     Federal and foreign income taxes paid (received)                         (4,359)            15,273
                                                                        ------------       ------------
          Total operating expenses paid                                      152,352            320,148
                                                                        ------------       ------------
              Net cash from operations                                        (2,464)           (85,334)
                                                                        ------------       ------------
    CASH FROM INVESTMENTS:
      Proceeds from investments sold, matured or repaid:
       Bonds and stocks                                                      317,509            161,613
       Mortgage loans                                                         18,266              3,558
       Miscellaneous proceeds                                                    198                726
                                                                        ------------       ------------
           Total investment proceeds                                         335,973            165,897

      Cost of investments in bonds and stocks acquired                      (164,461)          (133,167)
        Net decrease in policy loans                                             512                146
                                                                        ------------       ------------
              Net cash from investment                                       172,024             32,876
                                                                        ------------       ------------
   CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
      Net deposit-type contract fund and other liabilities                    (4,179)            (1,783)
      Other cash applied                                                      (3,339)              (502)
                                                                        ------------       ------------
         Net cash from financing and miscellaneous activities                 (7,518)            (2,285)
                                                                        ------------       ------------
    Net change in cash and short-term investments                            162,042            (54,743)
      Cash and short-term investments:
      Beginning of year                                                       20,804             75,547
                                                                        ------------       ------------
      End of year                                                       $    182,846       $     20,804
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)
--------------------------------------------------------------------------------

1. ORGANIZATION

   Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, beginning in 2004, instant-issue term life products through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 26%, 11% and 11% of premiums collected during 2004 were on policies issued in Texas, Florida, and California, respectively. No other state comprised greater than 5% of premiums collected.

   The Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As part of the acquisition of JNL by Inviva, Inviva issued 17,500,000 shares of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. During 2003, Inviva redeemed 8,290,184 of these shares at the stated value of $2.00. As of December 31, 2004, Inviva declared and issued accrued dividends through October 15, 2003 of 983,567 shares, at a stated value of $2.00.

2. BASIS OF PRESENTATION

   The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices. The Company has no such practices.

   Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at fair value for GAAP; 6) deferred tax assets non-admitted are limited and differ from the valuation allowance determined under GAAP and changes in deferred income taxes are not reported as component of net income but, rather as a charge to capital and surplus; 7) assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) premiums from interest sensitive and annuity policies are recognized as income; 9) deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits; 10) goodwill and other intangibles are not recognized as admitted assets; 11) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

2. BASIS OF PRESENTATION (CONTINUED)

   A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 are as follows:


                                                           NET INCOME                      CAPITAL AND SURPLUS
                                                   --------------------------         -----------------------------
                                                      2004              2003             2004               2003
                                                   ---------         --------         ---------           ---------

      Statutory-basis amounts                      $   6,226         $  9,354         $  51,821           $  55,525
      Add (deduct) adjustments:
       Investments                                    (6,402)          (4,827)           26,128              16,279
       Policy acquisition costs                        3,807              812             5,709               2,198
       Goodwill and other intangibles                 (8,163)          10,503            55,026              72,907
       Nonadmitted assets                                  -                -               369                  98
       Reserves                                        1,061            7,306           (40,564)            (53,234)
       Deferred taxes                                      -                -             1,551               3,488
       Ceding commissions                            (13,997)         (24,361)                -                   -
       Other                                           5,279            4,716              (526)                  -
                                                   ---------         --------         ---------           ---------
      GAAP-basis amounts                           $ (12,189)        $  3,503         $  99,514           $  97,261
                                                   =========         ========         =========           =========

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES INVESTMENTS

   BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at fair value based on their NAIC rating. All other bonds are stated at the lower of amortized cost or fair value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative, these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annual based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

   PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 or 2) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

   REALIZED  GAINS AND  LOSSES AND  INTEREST  MAINTENANCE  - Realized  gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

   INVESTMENT INCOME AND EXPENSES - Net investment income includes interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

   SPECIAL SURPLUS FUNDS

   Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

   POLICY AND CONTRACT RESERVES

   Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

   LIFE RESERVES

   Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), in accordance with Department regulations.

   Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

   The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

   ANNUITY RESERVES

   Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2004 and 2003, averaged 5.9%, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations.

   Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.5% to 13.3%), in accordance with Department regulations.

   Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Certain of the Company's variable annuity contracts contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2004, and no additional reserves were required as a result of this analysis.

   Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

   REINSURANCE

   Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see
   Note 7.

   FEDERAL INCOME TAX

   The federal income tax provision (benefit) included in the statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

   DEFERRED INCOME TAXES

   Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

   SEPARATE ACCOUNT ASSETS/LIABILITIES

   Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

   PREMIUMS AND ANNUITY CONSIDERATIONS

   Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   FEE INCOME

   Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

   GENERAL AND ADMINISTRATIVE EXPENSES

   General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company.

   ESTIMATES

   The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

   RECLASSIFICATION

   Certain 2003 amounts included in the accompanying financial statements have been reclassified to conform to the 2004 presentation.

4. INVESTMENTS

   FIXED MATURITIES AND EQUITY SECURITIES

   The amortized cost and NAIC market value of investments in fixed maturity securities (bonds and short-term investments) and preferred stock at December 31, 2004 are as follows:

                                                                                                   NAIC
                                                 AMORTIZED           GROSS UNREALIZED             MARKET
                                                   COST            GAINS          LOSSES          VALUE
                                                 --------------------------------------------------------
   Fixed maturities:
       U.S. treasury                             $   13,292      $    515        $    (26)      $  13,781
       States and political subdivisions             12,775           295             (99)         12,971
       Foreign governments                              636             5               -             641
       Corporate bonds                              435,461        10,101            (898)        444,664
       Mortgage-backed securities:
         U.S. government agencies                    95,372         2,490             (56)         97,806
         Corporate                                   28,229           152             (16)         28,365
                                                 --------------------------------------------------------
       Subtotal fixed maturity securities           585,765        13,558          (1,095)        598,228

       Preferred stock                               25,125           701               -          25,826
                                                 --------------------------------------------------------
       Total                                     $  610,890      $ 14,259        $ (1,095)      $ 624,054
                                                 ========================================================

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2003 are as follows:

                                                                                                  NAIC
                                                 AMORTIZED           GROSS UNREALIZED            MARKET
                                                   COST            GAINS          LOSSES         VALUE
                                                 --------------------------------------------------------
   Fixed maturities:
       U.S. treasury                             $   10,773      $    805        $     (3)      $  11,575
       States and political subdivisions             10,277           427             (32)         10,672
       Foreign governments                            5,343           601               -           5,944
       Corporate bonds                              293,451        14,742          (2,181)        306,012
       Mortgage-backed securities:
         U.S. government agencies                   123,659             -               -         123,659
         Corporate                                  141,368             -               -         141,368
                                                 --------------------------------------------------------
       Subtotal fixed maturity securities           584,871        16,575          (2,216)        599,230

       Preferred stock                                3,345           365               -           3,710
                                                 --------------------------------------------------------
       Total                                     $  588,216      $ 16,940        $ (2,216)      $ 602,940
                                                 ========================================================

   As of December 31, 2004 and 2003, the Company had fixed maturity securities with a statement value of $11,758 and $11,794, respectively, on deposit with various state regulatory agencies.

   The amortized cost of fixed maturities at December 31, 2004 and 2003 has been reduced by adjustments of $0 and $18, respectively, to derive the carrying amount of bonds in the balance sheets ($585,765 and $584,853, respectively).

   The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2004 are as follows:

                                                                   NAIC
                                                 AMORTIZED        MARKET
                                                    COST          VALUE
                                                 ----------     ---------
   Due in one year or less                       $  186,210     $ 186,267
   Due after one year through five years            119,799       123,247
   Due after five years through ten years            92,286        96,155
   Due after ten years                               63,869        66,389
   Mortgage-backed securities                       123,601       126,170
                                                 ----------      --------
   Total                                         $  585,765     $ 598,228
                                                 ==========     =========

   Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   Net realized capital gains (losses) consisted of the following:

                                                     2004           2003
                                                   ---------     ---------
   Bonds                                           $   8,485      $   (584)
   Common stocks                                           -            24
   Preferred stock                                       551             -
   Mortgage loans                                         45            (2)
   Cash and short-term investments                         -             2
                                                   ---------     ---------
      Net realized capital gains (losses)              9,081          (560)
   Transfer to IMR, net of tax                        (6,272)          (49)
                                                   ---------     ---------
      Net realized capital gains (losses),
           transfer to IMR                         $   2,809      $   (609)
                                                   =========      ========

   In 2004, net realized capital gains on bonds consisted of $12,248 gross realized gains and $3,763 gross realized losses. In 2003, net realized capital losses on bonds consisted of $4,418 gross realized gains and $5,002 gross realized losses. For the years ended December 31, 2004 and 2003, proceeds from the sales of fixed maturity securities were $309,818 and $161,613, respectively.

   There was no write-down for other-than temporary impaired investment during 2004. In 2003, gross realized losses included $3,303 of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

   At December 31, 2004 and 2003, the Company held unrated or less-than-investment grade corporate bonds of $23,608 and $49,411 respectively, with an aggregate fair value of $24,386 and $48,206, respectively. Those holdings amounted to 4.0% and 8.7% of the Company's investments in bonds at December 31, 2004 and 2003, respectively, and 1.4% and 2.9%, of the Company's total admitted assets at December 31, 2004 and 2003, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

   INVESTMENT INCOME

   Net investment income for the years ended December 31, 2004 and 2003, including accrual of discount and amortization of premiums, arose from the following sources:

                                                      2004          2003
                                                   ---------     ---------
   Bonds                                           $  30,791     $  36,010
   Preferred stocks                                      624           243
   Mortgage loans on real estate                         377         1,551
   Policy loans                                        1,377         1,684
   Cash and short-term investments                       645           460
   Miscelleaneous investment income                       54            24
                                                   ---------     ---------
     Total gross investment income                    33,868        39,972
   Investment expenses                                (1,093)       (1,086)
                                                   ---------     ---------
   Net investment income                           $  32,775     $  38,886
                                                   =========     =========

   There was no accrued investment income excluded from surplus during 2004 and 2003.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   MORTGAGE LOANS

   On March 26, 2004, the Company sold its credit tenant loans and mortgage loans to Regency Bank for $53,436 at 102.4% premium to face value.

   At December 31, 2003, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 25%, 18% and 17% of the mortgage loan balance was on properties located in Michigan, West Virginia and New York, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

   During 2003, the respective minimum and maximum lending rates for mortgage loans were approximately 9% and 10% for residential, 7% and 11% for commercial loans, and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. There were no interest payments that were overdue as of December 31, 2003. During 2003, the Company had no impaired mortgage loans.

   During 2003, no new mortgage loans were issued and no rates were reduced on existing mortgages.

   ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

   The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, our investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

   The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

   There are a number of  significant  risks and  uncertainties  inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer,
   (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   Unrealized losses on fixed maturity securities - by investment age as of December 31, 2004 are as follows:


                                LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
                               ---------------------     --------------------     --------------------
                                 NAIC                      NAIC                      NAIC
                                MARKET    UNREALIZED      MARKET  UNREALIZED        MARKET  UNREALIZED
                                VALUE       LOSSES         VALUE    LOSSES          VALUE     LOSSES
                               ---------------------     --------------------     --------------------
 Fixed maturities:
  U.S. treasury                $ 1,565      $    (26)    $      -     $     -     $   1,565  $     (26)
  States and political
    subdivisions                      -            -        5,418         (99)        5,418        (99)
  Corporate bonds                29,591         (263)       9,448        (635)       39,039       (898)
  Mortgage-backed
  securities:
    U.S. government
      agencies                    4,405          (38)         237         (18)        4,642        (56)
    Corporate                    10,525          (16)           -           -        10,525        (16)
                               ---------------------     --------------------     --------------------
  Total debt securities        $ 46,086     $   (343)    $ 15,103     $ (752)    $  61,189   $  (1,095)
                               =====================     ====================     ====================


   Unrealized losses on fixed maturity securities - by investment age as of December 31, 2003 are as follows:

                                LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
                               ---------------------     --------------------     --------------------
                                 NAIC                      NAIC                      NAIC
                                MARKET    UNREALIZED      MARKET  UNREALIZED        MARKET   UNREALIZED
                                VALUE       LOSSES         VALUE    LOSSES          VALUE      LOSSES
                               ---------------------     --------------------     --------------------
 Fixed maturities:

  U.S. treasury                $    553     $     (3)    $      -    $      -     $     553  $      (3)
  States and political
    subdivisions                      -            -        1,475         (32)        1,475        (32)
  Corporate bonds                32,675         (775)       9,951      (1,406)       42,626     (2,181)
                               ---------------------     --------------------     --------------------
  Total debt securities        $ 33,228     $   (778)    $ 11,426    $ (1,438)    $  44,654  $  (2,216)
                               =====================     ====================     ====================

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. POLICY AND CLAIM RESERVES

   As of December 31, 2004 and 2003, the Company had $3,323,037 and  $3,527,948,
   respectively of individual and group life insurance in force. On $183,345 and $312,206 of insurance in force as of December 31, 2004 and 2003, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,093 and $1,000 at December 31, 2004 and 2003, respectively.

   Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

   GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

   GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

   GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

   At December 31, 2004, the Company had the following with guaranteed benefits:

                     SUBJECTED
BENEFIT AND           ACCOUNT                                      REINSURANCE
TYPE OF RISK           VALUE             GROSS RESERVE            RESERVE CREDIT
--------------------------------------------------------------------------------
GMDB               $  951,989              $  26,739                $  17,182
GMIB                    6,731                     43                       39
GMWB                    2,182                      4                        -


At December 31, 2003 the Company had the following with guaranteed benefits:

                     SUBJECTED
BENEFIT AND           ACCOUNT                                      REINSURANCE
TYPE OF RISK           VALUE             GROSS RESERVE            RESERVE CREDIT
--------------------------------------------------------------------------------
GMDB               $  946,294              $  31,890                 $  17,685
GMIB                    3,863                     11                        11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. POLICY AND CLAIM RESERVES (CONTINUED)

   The following table provides information on the GMDB features outstanding at December 31, 2004 and 2003. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31 are as follows:

                                                                           2004                 2003
                                                                       -----------           ----------
                                                                            IN THE EVENT OF DEATH
                                                                       --------------------------------
Return of net deposit
  Account value                                                        $   425,883           $  401,983
  Net amount at risk                                                        52,185               69,897
  Average attained age of contractholders                                       50                   49
Return of net deposits plus a minimum return
  Account value                                                        $   509,881           $  528,490
  Net amount at risk                                                       244,706              283,687
  Average attained age of contractholders                                       56                   56
  Guaranteed minimum return                                                      5%                   5%
Highest specified anniversary account value minus
  Withdrawals post anniversary
  Account value                                                       $     16,225           $   15,821
  Net amount at risk                                                         2,603                3,313
  Average attained age of contractholders                                       58                   57

   GMIB feature offers the contract holder for annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $6,731 and $3,863, respectively, at December 31, 2004 and 2003.

   GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step-up the amount of the withdrawal basis.

   Separate account balances attributable to variable annuity contracts with guarantees at December 31, are as follow:

                                                                           2004                 2003
                                                                       -----------           ----------
Asset type
  Domestic equity                                                      $   607,734           $  607,428
  International equity                                                      47,401               34,041
  Bonds                                                                     91,111              105,966
  Balanced bond/equity                                                      40,098               39,645
                                                                       -----------           ----------
  Total                                                                    786,344              787,080
  Money market                                                              60,300               61,084
                                                                       -----------           ----------
  Total                                                                $   846,644           $  848,164
                                                                       ===========           ==========

 Percent of total variable annuity separate account values                    80.6%                81.5%

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. POLICY AND CLAIM RESERVES (CONTINUED)

   At December 31, 2004, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                     2004
                                                                       --------------------------------
                                                                          AMOUNT             % OF TOTAL
                                                                       -----------           ----------
   A. Subject to discretionary withdrawal:
         1.  With market value adjustment                              $ 1,019,092                 63.0%
         2.  At book value less current surrender charge
             of 5% or more                                                 104,983                  6.5%
         3.  At fair value                                                       -                  0.0%
                                                                       -----------           ----------
         4.  Total with adjustment or at fair value                      1,124,075                 69.5%
         5.  At book value without adjustment
             (minimal or no charge or adjustment)                          433,326                 26.8%
    B.  Not subject to discretionary withdrawal                             60,578                  3.7%
                                                                       -----------           ----------
    C.  Total (gross:direct + assumed)                                   1,617,979                100.0%
                                                                       -----------           ----------
    D.  Reinsurance ceded                                                    5,718                    -
                                                                       -----------           ----------
    E.  Total (net)* (C)-(D)                                             1,612,261                100.0%
                                                                       ===========           ==========

 6. FAIR VALUES OF FINANCIAL INSTRUMENTS

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments as of December 31, 2004 are as follows:



                                                  CARRYING
                                                    VALUE             FAIR VALUE
                                                 ----------           ----------
Bonds                                            $  403,705           $  416,168
Preferred stocks                                     25,125               25,826
Cash and short-term investments                     182,846              182,846
Policy loans                                         22,332               22,332

LIABILITIES
Policy and contract reserves                     $  603,646           $  594,584

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

6. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Amounts related to the Company's financial instruments as of December 31, 2003 are as follows:

                                                  CARRYING
                                                    VALUE             FAIR VALUE
                                                 ----------           ----------

Bonds                                            $  571,081           $  599,230
Preferred stocks                                      3,345                3,710
Cash and short-term investments                      20,804               20,804
Policy loans                                         22,843               22,843
Mortgage loans on real estate                        18,222               18,265

LIABILITIES
Policy and contract reserves                     $  619,627           $  602,062


   BONDS AND EQUITY SECURITIES - Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

   CASH AND SHORT-TERM INVESTMENTS - The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

   POLICY LOANS - The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

   MORTGAGE LOANS ON REAL ESTATE - Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

   POLICY AND CONTRACT RESERVES - Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

   The fair values of other policyholder liabilities were calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. REINSURANCE

   In 2002, the Company reinsured 100% of its life and accident and health business to Protective and Washington National Insurance Company ("WNIC"). The total reserves transferred under these agreements were $409,267 and $431,558, respectively, as of year end 2004 and 2003. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective and WNIC provide for full servicing of these policies.

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

   The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $15,509 and $17,459 of its $20,945 and $31,889, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation as of year end 2004 and 2003.

   Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2004 and 2003 were approximately ($158) and ($175), respectively.

   No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2004 and 2003, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

   Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                      2004               2003
                                                   ----------         ---------
Premiums, annuity and fund deposits                $   42,389         $  50,680
Policyholder benefits                                  44,362            59,201
Change in insurance and annuity reserves              (26,892)          (53,658)
Policy and contract reserves                          463,491           490,383

   In 2004 and 2003, the Company did not enter into any new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

   There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2004 and 2003. During 2004 and 2003, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. REINSURANCE (CONTINUED)

   The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $336 and $250 as of December 31, 2004 and 2003, respectively):

                                                     2004              2003
                                                  ----------        ---------
SHORT DURATION CONTRACTS
Direct premiums                                   $   10,351        $  12,763
Reinsurance ceded                                     10,351           12,763
                                                  ----------        ---------
Premiums                                          $        -        $       -
                                                  ==========        =========
LONG DURATION CONTRACTS
Direct premiums                                   $  124,159        $ 173,445
Reinsurance ceded                                     32,038           37,917
                                                  ----------        ---------
Premiums                                          $   92,121        $ 135,528
                                                  ==========        =========

   The  Company  has  no   reinsurance   agreements   which  the  reinsurer  may
   unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits.

8. COMMITMENTS AND CONTINGENCIES

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   On August 9,  2004,  the  Company  and  Inviva,  of which the  Company  is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

8. COMMITMENTS AND CONTINGENCIES (CONTINUED)

   The Company has established a liability for guaranty fund assessments on several insolvencies of $400, as of December 31, 2004 and 2003. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2004 and 2003, the Company has estimated probable recoveries through premium tax credits of $398 and $485, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9. FEDERAL INCOME TAXES

   Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                     2004             2003
                                                  ----------        ---------
Current income tax expense on operating income    $        -        $    (792)
Prior year over accrual of tax                           906           (5,628)
Ceding commission                                      4,899            8,526
                                                  ----------        ---------
Current income taxes incurred                     $    5,805        $   2,106
                                                  ==========        =========

   As of December 31, 2004, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. The amount could become taxable to the extent that the future shareholder dividends are paid from this account.

   Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:

                                                     2004             2003
                                                   ---------        ---------
Gross deferred tax asset                           $  37,369        $  34,027
Gross deferred tax liabilities                             -                7
                                                   ---------        ---------
   Sub-Total                                          37,369           34,020
Nonadmitted deferred tax assets                       33,965           30,617
                                                   ---------        ---------
Net deferred tax asset                                 3,404            3,403
                                                   ---------        ---------
 (Increase) decrease in non-admitted gross
    deferred tax asset                             $  (3,348)       $     390
                                                   =========        =========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAXES (CONTINUED)

   The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:


DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN                    2004             2003           CHANGE
-------------------------------------------------           ----------       ----------      ----------
Net operating loss carryforwards                            $    2,477       $    2,355      $      122
Capital loss carryforward                                       12,919           14,401          (1,482)
Insurance reserves                                               4,959            1,536           3,423
Section 807 (f) reserve basis change                            12,199           -               12,199
Proxy DAC                                                        4,469            2,954           1,515
Investments                                                       (257)          11,646         (11,903)
Other                                                              602            1,135            (533)
                                                            ----------       ----------      ----------
  Gross DTAs                                                    37,368           34,027           3,341
                                                            ----------       ----------      ----------
Nonadmitted DTAs                                                33,965           30,617           3,348
                                                            ==========       ==========      ==========


DTLS RESULTING FROM BOOK/TAX DIFFERENCES IN                    2004             2003           CHANGE
-------------------------------------------------           ----------       ----------      ----------
Investment income                                                    -                -               -
Other                                                                -                7              (7)
                                                            ----------       ----------      ----------
  Gross DTLs                                                $        -       $        7      $       (7)
                                                            ==========       ==========      ==========
  Net admitted deferred tax assets                          $    3,403       $    3,403      $        -
                                                            ==========       ==========      ==========

The significant books to tax differences in 2004
   are as follows:
                                                      100%              35%
                                                   ---------         --------
Statutory income before taxes                      $   9,221         $  3,227
Net realized capital gains                             9,037            3,163
                                                   ---------         --------
Total pre-tax statutory income                        18,258            6,390
SEC fines and penalties portion of settlement          1,500              525
Reinsurance ceding commission                        (13,997)          (4,899)
True up/down deferred tax asset                      (13,527)          (4,734)
IMR                                                   (1,893)            (663)
Other                                                     94               33
                                                   ---------         --------
Total adjustments                                    (27,823)          (9,738)
                                                   ---------         --------
Taxable loss from operations                       $  (9,565)        $ (3,348)
                                                   =========         ========
Federal statutory income taxes                                       $      -
Change in net deferred income tax                                      (3,348)
                                                                     --------
Total statutory income tax                                           $ (3,348)
                                                                     ========

   As of December 31, 2004, the Company had operating loss carryforwards of approximately $7,100, which begin to expire in 2018. As of December 31, 2004, the Company had capital loss carryforwards of approximately $36,900, which begin to expire in 2007.

   The Company files a separate life insurance company federal income tax return.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

10. RELATED PARTY TRANSACTIONS

    The Company has a service agreement with Inviva, Inc, which covers certain general and administrative expenses and taxes, licenses and fees. During 2004 and 2003, operating expenses of $19,119 and $26,491, respectively, were charged to the Company and are reflected in the accompanying statements of operations. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days. Included in the 2003 operating expenses that Inviva charged JNL are $13,295 of non-recurring expenses related to the transition of JNL's operations to Inviva.

    Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2004 and 2003 under these agreements was $5,821 and $3,304, respectively.

    40/86 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $42 and $128 in 2004 and 2003, respectively. This agreement was terminated in March 2004.

    The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

    During 2004 and 2003, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

    The Company had four types of agreements with Conseco affiliates during 2002. All except the agreement with 40/86 Mortgage advisors were terminated during 2003. Conseco Services, LLC provided certain administrative services to the Company at 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. 40/86 Investment Advisor (formerly known as Conseco Capital Management, Inc and Conseco Securities, Inc.) provided administrative services in connection with the Company's variable products and provided investment accounting services and managed the Company's investments. Expense incurred under these agreements totaled $2,574 in 2003.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

11. SEPARATE ACCOUNTS

    Separate  account  assets  and  related  policy  liabilities  represent  the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

    Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, are as follows:


                                                                  2004                         2003
                                                       -------------------------      ----------------------
                                                        SEPARATE                       SEPARATE
                                                        ACCOUNTS                       ACCOUNTS
                                                          WITH          NON-             WITH        NON-
                                                       GUARANTEES    GUARANTEED       GUARANTEES  GUARANTEED
                                                          NON-        SEPARATE           NON-      SEPARATE
                                                        INDEXED       ACCOUNTS         INDEXED     ACCOUNTS
                                                       -------------------------      ----------------------

Premiums, deposits and other considerations             $      -     $    64,379      $   179    $   120,884
                                                        ========================      ======================
For accounts with assets at:
  Market value                                          $  1,406     $ 1,018,128      $ 1,509    $ 1,005,033
                                                        ========================      ======================
  Reserves for separate accounts by withdrawal
  characteristics:
  Subject to discretionary withdrawal:
    With market value adjustment                        $  1,406     $         -      $ 1,509    $         -
    At market value                                            -       1,014,927            -      1,001,746
                                                       -------------------------      ----------------------
  Subtotal                                                 1,406       1,014,927        1,509      1,001,746
  Not subject to discretionary withdrawal                      -           3,201            -          3,287
                                                       -------------------------      ----------------------
  Total separate account liabilities                    $  1,406     $ 1,018,128      $ 1,509    $ 1,005,033
                                                        ========================      ======================

Amounts transferred to and from non-guaranteed separate accounts in the Statements of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:

                                                      2004               2003
                                                  ----------         ----------
Transfers to Separate Accounts                    $   64,467         $  118,853
Transfers from Separate Accounts                     143,721            413,010
                                                  ----------         ----------
Net transfers from Separate Accounts                 (79,254)          (294,157)
                                                  ==========         ==========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

12. EMPLOYEE BENEFITS

    The Company provides certain life insurance and health care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc's acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $726 and $628 at December 31, 2004 and 2003, respectively, and included in general expenses due and accrued. The expenses for these plans was $98 and ($35) at December 31, 2004 and 2003, respectively.

13. CAPITAL AND SURPLUS

    The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2004 was $3,416. Statutory surplus as regards policyholders as of December 31, 2004 was $51,821. The maximum dividend payout which may be made without prior approval in 2004 is $5,182.

    As allowed by the Texas Department of Insurance, effective with the filing of its' 2003 annual statement, the Company has restated its' surplus account balances to reflect an unassigned surplus balance as of December 31, 2002 of $0, a $32,038 increase from the balance filed on its' 2002 audited financial statements. This increase is offset by a corresponding adjustment to paid-in-surplus. The effect of those adjustments does not change total capital and surplus but better reflects the ongoing results of the Company subsequent to its acquisition by Inviva in 2002.

    Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004 and 2003, respectively, the Company meets its RBC requirements.

14. SUBSEQUENT EVENTS

    The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $500.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY





Annual Report
to Contract Owners

December 31, 2004


















                                       Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2004

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E                                   PAGE
Statement of Assets and Liabilities as of December 31, 2004 .................  1
Statements of Operations and Statements of Changes in Net Assets
   for the Year Ended December 31, 2004 .....................................  6
Statements of Operations and Statements of Changes in Net Assets
   for the Year Ended December 31, 2003 ..................................... 24
Notes to Financial Statements ............................................... 36
Report of Independent Registered Public Accounting Firm ..................... 54

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

================================================================================

                                                                         SHARES          COST          VALUE
===============================================================================================================
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
   40|86 Series Trust:
     Balanced Portfolio ...........................................   1,037,940.974   $14,128,068   $13,929,169
     Equity Portfolio .............................................   1,250,307.097    26,399,433    30,670,033
     Fixed Income Portfolio .......................................     521,851.909     5,194,977     5,270,705
     Focus 20 Portfolio ...........................................      54,628.275       185,060       177,542
     Government Securities Portfolio ..............................     297,184.075     3,546,655     3,444,363
     High Yield Portfolio .........................................     133,022.292     1,386,723     1,383,430
     Money Market Portfolio .......................................   4,042,552.942     4,042,555     4,042,555
   AIM Variable Insurance Funds:
     Basic Value Fund .............................................       9,215.463        99,444       108,374
     Core Stock Fund ..............................................      42,673.149       703,487       789,878
     Financial Services Fund ......................................       9,379.677       127,542       137,037
     Health Sciences Fund .........................................      33,787.375       606,134       638,583
     High Yield Fund ..............................................      63,260.378       388,588       408,029
     Mid Cap Core Equity Fund .....................................       9,813.158       122,092       127,965
     Real Estate Fund .............................................      83,241.211     1,259,272     1,592,405
     Technology Fund ..............................................       7,100.049        83,723        88,183
   The Alger American Fund:
     Growth Portfolio .............................................     214,780.638     9,015,375     7,543,099
     Leveraged AllCap Portfolio ...................................     306,357.735     9,805,890     9,310,209
     MidCap Growth Portfolio ......................................     243,963.484     4,071,439     5,074,444
     Small Capitalization Portfolio ...............................     144,787.842     2,271,130     2,933,405
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ..................................       9,010.846       183,542       216,980
   American Century Variable Portfolios, Inc:
     Income & Growth Fund .........................................     242,960.562     1,399,731     1,778,472
     Inflation Protection Fund ....................................         222.076         2,325         2,343
     International Fund ...........................................     147,801.273       916,959     1,086,339
     Value Fund ...................................................     572,376.717     4,050,203     5,008,295
   The Dreyfus Socially Responsible Growth Fund, Inc. .............     155,365.426     5,135,525     3,910,548
   Dreyfus Stock Index Fund .......................................     817,319.510    26,371,423    25,246,999
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ..................................      50,503.131       888,603     1,057,029
     International Value Portfolio ................................     171,378.214     2,370,216     2,716,345
   Federated Insurance Series:
     Capital Income Fund II .......................................     142,652.083     1,204,002     1,265,325
     High Income Bond Fund II .....................................     199,839.783     1,488,723     1,638,685
     International Equity Fund II .................................      65,816.613       741,420       870,097
   Janus Aspen Series:
     Growth Portfolio .............................................     699,220.240    16,711,801    14,033,353
     Growth and Income Portfolio ..................................     184,777.362     2,249,244     2,908,396
     International Growth Portfolio ...............................      11,876.445       283,017       322,803
     Mid Cap Growth Portfolio .....................................     398,035.162    14,994,870    10,285,229
     Worldwide Growth Portfolio ...................................     653,732.895    22,550,358    17,506,969
   Lazard Retirement Series, Inc:
     Emerging Markets Portfolio ...................................       7,063.362        87,886        98,251
     Equity Portfolio .............................................      17,388.229       155,799       186,749
     International Equity Portfolio ...............................       3,310.347        37,770        39,326
     Small Cap Portfolio ..........................................     241,796.172     3,146,482     4,086,358
   Lord Abbett Series Fund, Inc:
     America's Value Portfolio ....................................      26,827.940       352,620       371,030
     Growth and Income Portfolio ..................................     272,744.129     6,199,650     7,413,182
   Neuberger Berman Advisers Management Trust:
     Fasciano Portfolio (Class S) .................................         968.900        12,386        13,400
     Limited Maturity Bond Portfolio ..............................     165,674.730     2,226,328     2,123,949
     Midcap Growth Portfolio ......................................       9,525.678       149,560       169,843
     Partners Portfolio ...........................................     113,929.197     1,484,466     2,087,180
     Regency Portfolio ............................................      10,349.224       136,069       153,065
   PIMCO Variable Insurance Trust:
     Money Market Fund ............................................      22,886.170        22,886        22,886
     Real Return Fund .............................................      62,123.109       796,085       802,630
     Short Term Fund ..............................................      34,860.453       352,391       351,393
     Total Return Fund ............................................      88,580.140       934,639       930,976
   Pioneer Variable Contracts Trust (Class II):
     Equity Income Portfolio ......................................      23,775.888       415,871       491,687
     Europe Portfolio .............................................       5,290.439        51,725        55,233
     Fund Portfolio ...............................................      17,571.970       313,591       360,399

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2004

===============================================================================================================
                                                                          SHARES         COST          VALUE
---------------------------------------------------------------------------------------------------------------
Assets: (Continued)
  Investments in portfolio shares, at net asset value (Note 2):
   Royce Capital Fund:
     Micro-Cap Portfolio ..........................................      76,593.440   $   878,013   $   880,824
     Small-Cap Portfolio ..........................................     101,047.143       843,648       909,424
   Rydex Variable Trust:
     Banking Fund .................................................         801.548        28,136        29,088
     Basic Materials Fund .........................................         382.697        11,754        12,499
     Biotechnology Fund ...........................................          56.584         1,075         1,093
     Consumer Products Fund .......................................         374.285        11,618        12,333
     Electronics Fund .............................................         488.250         6,122         6,430
     Energy Fund ..................................................       5,901.149       164,491       175,146
     Energy Services Fund .........................................       4,937.717       100,012       102,951
     Health Care Fund .............................................       1,352.759        33,731        34,442
     Internet Fund ................................................       1,892.448        29,976        32,191
     Inverse Dynamic Dow 30 Fund ..................................          78.805         3,633         3,406
     Juno Fund ....................................................      17,988.801       433,957       394,856
     Large Cap Europe Fund ........................................         917.272        21,755        20,748
     Large Cap Growth Fund ........................................           0.703            18            18
     Large Cap Japan Fund .........................................         133.114         3,589         3,696
     Large Cap Value Fund .........................................           0.664            17            18
     Leisure Fund .................................................         640.846        13,925        16,271
     Long Dynamic Dow 30 Fund .....................................           5.937           159           154
     Medius Fund ..................................................       1,217.719        31,650        32,269
     Mekros Fund ..................................................       4,128.915       124,985       138,938
     Mid-Cap Growth Fund ..........................................           1.700            42            46
     Mid-Cap Value Fund ...........................................           8.140           230           220
     Nova Fund ....................................................      43,015.787       326,038       355,311
     OTC Fund .....................................................     113,006.041     1,473,668     1,626,158
     Precious Metals Fund .........................................       2,813.775        25,917        24,114
     Real Estate Fund .............................................       3,275.939       116,086       124,551
     Sector Rotation Fund .........................................         769.250         7,997         8,585
     Small-Cap Growth Fund ........................................           7.330           206           209
     Small-Cap Value Fund .........................................          17.664           513           510
     Technology Fund ..............................................          86.903         1,213         1,173
     Telecommunications Fund ......................................          35.302           722           725
     Titan 500 Fund ...............................................       7,027.247       143,052       139,350
     Transportation Fund ..........................................         398.019        11,502        12,518
     U.S. Government Bond Fund ....................................       1,594.366        19,145        18,941
     U.S. Government Money Market Fund ............................   1,171,435.133     1,171,436     1,171,436
     Ursa Fund ....................................................         866.339         4,662         4,497
     Utilities Fund ...............................................       3,286.524        52,669        56,988
     Velocity 100 Fund ............................................         901.817        17,713        20,823
   Salomon Brothers Variable Series Funds Inc. (Class I):
     All Cap Fund .................................................         504.527         8,404         8,491
     Large Cap Growth Fund ........................................           8.036            84            94
     Strategic Bond Fund ..........................................     100,141.188     1,149,435     1,089,536
   Seligman Portfolios, Inc. (Class 2 shares):
     Communications and Information Portfolio .....................      43,463.403       498,383       554,596
     Global Technology Portfolio ..................................      18,946.130       246,583       236,070
     Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II .......................................     161,830.255     2,565,133     2,647,545
   Strong Opportunity Fund II, Inc. ...............................     155,212.467     2,768,961     3,484,521
   Third Avenue Variable Series Trust:
     Value Portfolio ..............................................      23,743.711       534,254       587,182
   Van Eck Worldwide Insurance Trust:
     Worldwide Absolute Return Fund ...............................       1,285.238        12,734        12,647
     Worldwide Bond Fund ..........................................      90,060.321     1,149,538     1,200,505
     Worldwide Emerging Markets Fund ..............................     113,194.687     1,302,829     1,721,693
     Worldwide Hard Assets Fund ...................................      95,472.639     1,234,202     1,752,877
     Worldwide Real Estate Fund ...................................      39,974.499       549,663       709,549
   Variable Insurance Funds:
     Choice Market Neutral Fund ...................................       3,179.680        29,840        26,042
-------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ...............................................                                $217,685,450
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2004

===================================================================================================================

                                                                          UNITS       UNIT VALUE       VALUE
-------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: Contract owners' deferred annuity reserves:
   40|86 Series Trust:
     Balanced Portfolio ...........................................   4,510,332.817   $  3.080984   $13,896,263
     Equity Portfolio .............................................   6,105,785.421      5.019151    30,645,859
     Fixed Income Portfolio .......................................   2,914,673.982      1.797383     5,238,785
     Focus 20 Portfolio ...........................................     550,222.795      0.304876       167,750
     Government Securities Portfolio ..............................   2,158,761.145      1.591295     3,435,226
     High Yield Portfolio .........................................     932,886.818      1.482956     1,383,430
     Money Market Portfolio .......................................   3,129,676.778      1.290035     4,037,393
   AIM Variable Insurance Funds:
     Basic Value Fund .............................................      76,791.477      1.411278       108,374
     Core Stock Fund ..............................................     736,567.467      1.072377       789,878
     Financial Services Fund ......................................     123,067.721      1.113511       137,037
     Health Sciences Fund .........................................     627,162.657      1.018209       638,583
     High Yield Fund ..............................................      37,893.317     10.767831       408,029
     Mid Cap Core Equity Fund .....................................      92,120.094      1.389106       127,965
     Real Estate Fund .............................................     814,496.215      1.955080     1,592,405
     Technology Fund ..............................................     157,283.497      0.560665        88,183
   The Alger American Fund:
     Growth Portfolio .............................................   4,513,326.361      1.668215     7,529,199
     Leveraged AllCap Portfolio ...................................   3,269,527.123      2.846899     9,308,013
     MidCap Growth Portfolio ......................................   2,423,627.989      2.093739     5,074,444
     Small Capitalization Portfolio ...............................   2,260,344.463      1.297769     2,933,405
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ..................................     191,473.326      1.133211       216,980
   American Century Variable Portfolios, Inc:
     Income & Growth Fund .........................................   1,569,152.174      1.133397     1,778,472
     Inflation Protection Fund ....................................         222.001     10.553358         2,343
     International Fund ...........................................     838,444.476      1.295660     1,086,339
     Value Fund ...................................................   2,525,036.104      1.983455     5,008,295
   The Dreyfus Socially Responsible Growth Fund, Inc. .............   2,200,893.850      1.776800     3,910,548
   Dreyfus Stock Index Fund .......................................   11,179,068.066     2.258161    25,244,136
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ..................................   1,114,426.681      0.948496     1,057,029
     International Value Portfolio ................................   2,044,541.687      1.328584     2,716,345
   Federated Insurance Series:
     Capital Income Fund II .......................................     986,061.821      1.283211     1,265,325
     High Income Bond Fund II .....................................   1,009,219.543      1.622358     1,637,315
     International Equity Fund II .................................     548,194.188      1.587205       870,097
   Janus Aspen Series:
     Growth Portfolio .............................................   7,373,305.020      1.901765    14,022,293
     Growth and Income Portfolio ..................................   2,143,632.224      1.353933     2,902,334
     International Growth Portfolio ...............................     190,619.628      1.693438       322,803
     Mid Cap Growth Portfolio .....................................   5,158,406.887      1.993877    10,285,229
     Worldwide Growth Portfolio ...................................   7,751,025.229      2.258665    17,506,969
   Lazard Retirement Series, Inc:
     Emerging Markets Portfolio ...................................       7,764.951     12.653140        98,251
     Equity Portfolio .............................................     165,803.317      1.126326       186,749
     International Equity Portfolio ...............................       3,482.612     11.292237        39,326
     Small Cap Portfolio ..........................................   2,652,167.036      1.540762     4,086,358

         LORD ABBETT SERIES FUND, INC:
     American's Value Portfolio ...................................     264,477.637      1.402878       371,030
     Growth and Income Portfolio ..................................   5,249,873.478      1.408714     7,395,570
   Neuberger Berman Advisers Management Trust:
     Fasciano Portfolio ...........................................       9,685.302      1.383502        13,400
     Limited Maturity Bond Portfolio ..............................   1,678,602.099      1.265308     2,123,949
     Midcap Growth Portfolio ......................................     195,465.532      0.868915       169,843
     Partners Portfolio ...........................................   1,390,067.961      1.500468     2,085,752
     Regency Portfolio ............................................      97,340.660      1.572464       153,065
   PIMCO Variable Insurance Trust:
     Money Market Fund ............................................       2,294.108      9.976043        22,886
     Real Return Fund .............................................     710,662.201      1.129411       802,630
     Short Term Fund ..............................................      35,101.690     10.010721       351,393
     Total Return Fund ............................................     890,177.289      1.045832       930,976
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio ......................................     470,242.275      1.045604       491,687
     Europe Portfolio .............................................      60,335.486      0.915431        55,233
     Fund Portfolio ...............................................     387,805.387      0.929329       360,399

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2004


===================================================================================================================

                                                                          UNITS       UNIT VALUE       VALUE
-------------------------------------------------------------------------------------------------------------------
  Contract owners' deferred annuity reserves: (Continued)
   Royce Capital Fund:
     Micro-Cap Portfolio ..........................................     531,676.882   $  1.656691   $   880,824
     Small-Cap Portfolio ..........................................     529,885.774      1.716265       909,424
   Rydex Variable Trust:
     Banking Fund .................................................       2,512.821     11.576000        29,088
     Basic Materials Fund .........................................       1,010.621     12.367295        12,499
     Biotechnology Fund ...........................................         118.131      9.249701         1,093
     Consumer Products Fund .......................................       1,185.531     10.402747        12,333
     Electronics Fund .............................................         706.785      9.097733         6,430
     Energy Fund ..................................................      14,480.416     12.095379       175,146
     Energy Services Fund .........................................       8,518.614     12.085444       102,951
     Health Care Fund .............................................       3,424.087     10.058604        34,442
     Internet Fund ................................................       2,877.044     11.188813        32,191
     Inverse Dynamic Dow 30 Fund ..................................         391.005      8.710473         3,406
     Juno Fund ....................................................     455,757.730      0.866372       394,856
     Large Cap Europe Fund ........................................       1,723.538     12.037855        20,748
     Large Cap Growth Fund ........................................           1.724     10.488758            18
     Large Cap Japan Fund .........................................         358.230     10.318444         3,696
     Large Cap Value Fund .........................................           1.641     11.166741            18
     Leisure Fund .................................................       1,414.078     11.506535        16,271
     Long Dynamic Dow 30 Fund .....................................          13.914     11.037216           154
     Medius Fund ..................................................      18,072.028      1.785602        32,269
     Mekros Fund ..................................................      71,146.541      1.952845       138,938
     Mid-Cap Growth Fund ..........................................           4.162     11.060256            46
     Mid-Cap Value Fund ...........................................          19.474     11.318783           220
     Nova Fund ....................................................      31,683.251     11.214460       355,311
     OTC Fund .....................................................     115,499.877     14.079308     1,626,158
     Precious Metals Fund .........................................       2,104.823     11.456719        24,114
     Real Estate Fund .............................................       9,314.206     13.372141       124,551
     Sector Rotation Fund .........................................       6,291.946      1.364412         8,585
     Small-Cap Growth Fund ........................................          18.137     11.529573           209
     Small-Cap Value Fund .........................................          44.330     11.496919           510
     Technology Fund ..............................................         112.079     10.462964         1,173
     Telecommunications Fund ......................................          66.914     10.829159           725
     Titan 500 Fund ...............................................      12,055.898     11.558681       139,350
     Transportation Fund ..........................................         996.579     12.560771        12,518
     U.S. Government Bond Fund ....................................      18,324.689      1.033606        18,941
     U.S. Government Money Market Fund ............................   1,208,166.518      0.969598     1,171,436
     Ursa Fund ....................................................       6,333.287      0.710036         4,497
     Utilities Fund ...............................................       4,943.175     11.528652        56,988
     Velocity 100 Fund ............................................       1,719.394     12.110536        20,823
   Salomon Brothers Variable Series Funds Inc.:
     All Cap Fund .................................................         793.711     10.697991         8,491
     Large Cap Growth Fund ........................................           9.466      9.922920            94
     Strategic Bond Fund ..........................................     102,657.899     10.613274     1,089,536
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio .....................     989,215.831      0.560642       554,596
     Global Technology Portfolio ..................................     494,962.048      0.476945       236,070
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II .......................................   1,590,634.915      1.655796     2,633,767
     Strong Opportunity Fund II, Inc. .............................   1,676,867.647      2.077994     3,484,521
   Third Avenue Variable Series Trust:
     Value Portfolio ..............................................     361,366.531      1.624893       587,182
   Van Eck Worldwide Insurance Trust:
     Worldwide Absolute Return Fund ...............................      12,959.049      0.975904        12,647
     Worldwide Bond Fund ..........................................     808,413.605      1.485013     1,200,505
     Worldwide Emerging Markets Fund ..............................   1,351,727.902      1.273698     1,721,693
     Worldwide Hard Assets Fund ...................................   1,091,616.361      1.605763     1,752,877
     Worldwide Real Estate Fund ...................................     422,928.671      1.677703       709,549
   Variable Insurance Funds:
     Choice Market Neutral Fund ...................................      32,130.265      0.810500        26,042
-------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves ..................... $217,502,090
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2004

===================================================================================================================

                                                                                                       VALUE
                                                                                               --------------------
  Contract owners' annuity payment reserves:
   40|86 Series Trust:
     Balanced Portfolio ...........................................                                 $    32,906
     Equity Portfolio .............................................                                      24,174
     Fixed Income Portfolio .......................................                                      31,920
     Focus 20 Portfolio ...........................................                                       9,792
     Government Securities Portfolio ..............................                                       9,137
     Money Market Portfolio .......................................                                       5,162
   The Alger American Fund:
     Growth Portfolio .............................................                                      13,900
     Leveraged AllCap Portfolio ...................................                                       2,196
   Dreyfus Stock Index Fund .......................................                                       2,863
   Federated Insurance Series:
     High Income Bond Fund II .....................................                                       1,370
   Janus Aspen Series:
     Growth Portfolio .............................................                                      11,060
     Growth and Income Portfolio ..................................                                       6,062
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio ..................................                                      17,612
   Neuberger Berman Advisers Management Trust:
     Partners Portfolio ...........................................                                       1,428
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II ......................................................................       13,778
-------------------------------------------------------------------------------------------------------------------
     NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS' ANNUITY PAYMENT RESERVES ........................      183,360
-------------------------------------------------------------------------------------------------------------------
       NET ASSETS ................................................................................  $217,685,450
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                        40|86 SERIES TRUST
                                    ------------------------------------------------------------------------------------------------
                                                                   FIXED                    GOVERNMENT       HIGH           MONEY
                                      BALANCED       EQUITY       INCOME       FOCUS 20     SECURITIES       YIELD         MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $   270,666   $    99,257   $   249,084   $        --   $   154,907   $   101,434   $    46,786
Expenses:
  Mortality and expense
    risk fees ....................      170,901       357,304        71,960         3,646        58,563        19,377        66,516
  Administrative fees ............       20,508        42,877         8,635           438         7,028         2,326         7,982
------------------------------------------------------------------------------------------------------------------------------------
    Total expense ................      191,409       400,181        80,595         4,084        65,591        21,703        74,498
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income
       (expense) .................       79,257      (300,924)      168,489        (4,084)       89,316        79,731       (27,712)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........     (261,495)      (22,483)       81,891        39,475       (89,096)       67,478            --
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --        42,590            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --       107,120            --            --            --        21,999            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........     (261,495)       84,637        81,891        39,475       (89,096)      132,067            --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................    1,397,648     5,263,109       (55,216)      (62,245)       47,494       (91,402)           --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $ 1,215,410   $ 5,046,822   $   195,164   $   (26,854)  $    47,714   $   120,396   $   (27,712)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================

                                                                        40|86 SERIES TRUST
                                    ------------------------------------------------------------------------------------------------
                                                                   FIXED                    GOVERNMENT       HIGH           MONEY
                                      BALANCED       EQUITY       INCOME       FOCUS 20     SECURITIES       YIELD         MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  NET INVESTMENT INCOME
   (EXPENSE) .....................  $    79,257   $  (300,924)  $   168,489   $    (4,084)  $    89,316   $    79,731   $   (27,712)
  Net realized gain (loss) on
    investments in portfolio
    shares .......................     (261,495)       84,637        81,891        39,475       (89,096)      132,067            --
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............    1,397,648     5,263,109       (55,216)      (62,245)       47,494       (91,402)           --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................    1,215,410     5,046,822       195,164       (26,854)       47,714       120,396       (27,712)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................      757,827     1,306,768       273,678        17,661       465,239        66,250       302,963
  Contract redemptions ...........   (2,477,699)   (4,946,576)   (1,188,949)       (9,450)   (1,129,684)     (339,056)   (1,773,241)
  Net transfers ..................      (70,013)     (446,784)   (1,899,076)     (245,431)   (1,393,566)      (64,267)     (563,734)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............   (1,789,885)   (4,086,592)   (2,814,347)     (237,220)   (2,058,011)     (337,073)   (2,034,012)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............     (574,475)      960,230    (2,619,183)     (264,074)   (2,010,297)     (216,677)   (2,061,724)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of
  period .........................   14,503,644    29,709,803     7,889,888       441,616     5,454,660     1,600,107     6,104,279
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of
          period .................  $13,929,169   $30,670,033   $ 5,270,705   $   177,542   $ 3,444,363   $ 1,383,430   $ 4,042,555
====================================================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.

b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.

c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004.

d) For the period April 30, 2004 through December 31, 2004 as the result of AIM/Invesco merger on April 30, 2004.

e) Formerly Invesco VIF Real Estate Opportunity Fund prior to its name change effective April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    AIM VARIABLE INSURANCE FUNDS
                                    ------------------------------------------------------------------------------------------------
                                                     CORE         FINANCIAL      HEALTH        HIGH         MID CAP         REAL
                                    BASIC VALUE    STOCK (a)    SERVICES (b)  SCIENCES (c)   YIELD (d)    CORE EQUITY    ESTATE (e)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $     6,878   $       950   $        --   $    11,882  $        27   $    11,486
Expenses:
  Mortality and expense
    risk fees ....................        1,070        10,173         2,402         8,952         3,211        1,352        18,701
  Administrative fees ............          128         1,221           289         1,075           385          163         2,244
------------------------------------------------------------------------------------------------------------------------------------
    Total expense ................        1,198        11,394         2,691        10,027         3,596        1,515        20,945
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income
       (expense) .................       (1,198)       (4,516)       (1,741)      (10,027)        8,286       (1,488)       (9,459)
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........        3,781        14,714        19,431        30,034         2,440        4,926       316,861
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --        2,910        21,338
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --        2,589         3,848
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........        3,781        14,714        19,431        30,034         2,440       10,425       342,047
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................        5,999        10,611        (8,915)       10,519        19,441        3,351        94,973
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $     8,582   $    20,809   $     8,775   $    30,526   $    30,167  $    12,288   $   427,561
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    AIM VARIABLE INSURANCE FUNDS
                                    ------------------------------------------------------------------------------------------------
                                                     CORE         FINANCIAL      HEALTH        HIGH         MID CAP         REAL
                                    BASIC VALUE    STOCK (a)    SERVICES (b)  SCIENCES (c)   YIELD (d)    CORE EQUITY    ESTATE (e)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
Changes from operations:
  NET INVESTMENT INCOME
   (EXPENSE) .....................  $    (1,198)  $    (4,516)  $    (1,741)  $   (10,027)  $     8,286   $    (1,488)  $    (9,459)
  Net realized gain (loss) on
    investments in portfolio
    shares .......................        3,781        14,714        19,431        30,034         2,440        10,425       342,047
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............        5,999        10,611        (8,915)       10,519        19,441         3,351        94,973
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................        8,582        20,809         8,775        30,526        30,167        12,288       427,561
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................        7,240        61,965        17,852        70,372        24,046        10,014       172,195
  Contract redemptions ...........       (4,217)      (89,638)      (16,421)     (165,314)      (56,879)         (662)     (150,395)
  Net transfers ..................       52,753       (73,081)      (90,294)      487,588       410,695        59,260        43,164
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............       55,776      (100,754)      (88,863)      392,646       377,862        68,612        64,964
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............       64,358       (79,945)      (80,088)      423,172       408,029        80,900       492,525
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of
  period .........................       44,016       869,823       217,125       215,411            --        47,065     1,099,880
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of
          period .................  $   108,374   $   789,878   $   137,037   $   638,583   $   408,029   $   127,965   $ 1,592,405
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                         AIM                                                               ALLIANCE      AMERICAN
                                      VARIABLE                                                             VARIABLE       CENTURY
                                   INSURANCE FUND                                                          PRODUCTS      VARIABLE
                                     (CONTINUED)                 THE ALGER AMERICAN FUND                    SERIES      PORTFOLIOS
                                    -----------   -----------------------------------------------------   -----------   -----------


                                                                 LEVERAGED      MID CAP        SMALL      GROWTH AND      INCOME &
                                  TECHNOLOGY (a)    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    INCOME         GROWTH
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        --   $        --   $        --   $        --   $     1,779   $    23,929
Expenses:
   Mortality and expense
     risk fees ...................        1,406        95,431       115,478        58,906        35,610         2,450        21,278
   Administrative fees ...........          169        11,452        13,857         7,069         4,273           294         2,554
------------------------------------------------------------------------------------------------------------------------------------
     Total expense ...............        1,575       106,883       129,335        65,975        39,883         2,744        23,832
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income
          (expense) ..............       (1,575)     (106,883)     (129,335)      (65,975)      (39,883)         (965)           97
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........        6,709      (796,460)     (469,024)      184,290       228,671         1,803        92,109
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain
        (loss) on investments
        in portfolio shares ......        6,709      (796,460)     (469,024)      184,290       228,671         1,803        92,109
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............       (3,989)    1,221,725     1,181,380       390,815       207,926        18,104        93,537
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $     1,145   $   318,382   $   583,021   $   509,130   $   396,714   $    18,942   $   185,743
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                         AIM                                                               ALLIANCE      AMERICAN
                                      VARIABLE                                                             VARIABLE       CENTURY
                                   INSURANCE FUND                                                          PRODUCTS      VARIABLE
                                     (CONTINUED)                 THE ALGER AMERICAN FUND                    SERIES      PORTFOLIOS
                                    -----------   -----------------------------------------------------   -----------   -----------


                                                                 LEVERAGED      MID CAP        SMALL      GROWTH AND      INCOME &
                                  TECHNOLOGY (a)    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    INCOME         GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $    (1,575)  $  (106,883)  $  (129,335)  $   (65,975)  $   (39,883)  $      (965)  $        97
  Net realized gain (loss)
    on investments in
    portfolio shares .............        6,709      (796,460)     (469,024)      184,290       228,671         1,803        92,109

  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............       (3,989)    1,221,725     1,181,380       390,815       207,926        18,104        93,537
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................        1,145       318,382       583,021       509,130       396,714        18,942       185,743
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................       36,150       666,163       740,534       362,575       220,215         6,747       206,618
  Contract redemptions ...........      (11,757)   (1,222,108)   (1,268,315)     (731,205)     (470,835)       (9,217)     (260,060)
  Net transfers ..................      (67,724)   (1,039,899)     (914,295)      625,766      (261,586)       18,929        (8,468)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............      (43,331)   (1,595,844)   (1,442,076)      257,136      (512,206)       16,459       (61,910)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............      (42,186)   (1,277,462)     (859,055)      766,266      (115,492)       35,401       123,833
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..      130,369     8,820,561    10,169,264     4,308,178     3,048,897       181,579     1,654,639
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end
          of period ..............  $    88,183   $ 7,543,099   $ 9,310,209   $ 5,074,444   $ 2,933,405   $   216,980   $ 1,778,472
====================================================================================================================================

a) Formerly Invesco VIF Technology Fund prior to its name change effective October 15, 2004.

b)   For the period May 1, 2004 (inception of fund) through December 31, 2004

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================


                                     AMERICAN CENTURY VARIABLE PORTFOLIOS                                     DREYFUS VARIABLE
                                                 (CONTINUED)                                                  INVESTMENT FUNDS
                                  ----------------------------------------                               -------------------------
                                                                               DREYFUS
                                                                               SOCIALLY      DREYFUS
                                     INFLATION                               RESPONSIBLE      STOCK      DISCIPLINED  INTERNATIONAL
                                  PROTECTION (b) INTERNATIONAL    VALUE        GROWTH         INDEX         STOCK         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        52  $     4,749   $    47,231   $    15,111   $   435,541   $    13,836   $    26,809
Expenses:
   Mortality and expense
     risk fees ...................           20       10,872        58,210        48,757       302,550        13,101        31,545
   Administrative fees ...........            2        1,305         6,986         5,851        36,306         1,573         3,786
------------------------------------------------------------------------------------------------------------------------------------
     Total expense ...............           22       12,177        65,196        54,608       338,856        14,674        35,331
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income
          (expense) ..............           30       (7,428)      (17,965)      (39,497)       96,685          (838)       (8,522)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........           14        5,725       157,271      (304,024)     (673,198)       23,026       259,284
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --           --            --            --            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --           --        36,638            --            --            --        38,133
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain
        (loss) on investments
        in portfolio shares ......           14        5,725       193,909      (304,024)     (673,198)       23,026       297,417
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............           17      126,447       390,763       522,205     2,706,879        40,710       139,117
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $        61  $   124,744   $   566,707   $   178,684   $ 2,130,366   $    62,898   $   428,012
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================


                                     AMERICAN CENTURY VARIABLE PORTFOLIOS                                     DREYFUS VARIABLE
                                                 (CONTINUED)                                                  INVESTMENT FUNDS
                                  ----------------------------------------                               -------------------------
                                                                               DREYFUS
                                                                               SOCIALLY      DREYFUS
                                     INFLATION                               RESPONSIBLE      STOCK      DISCIPLINED  INTERNATIONAL
                                  PROTECTION (b) INTERNATIONAL    VALUE        GROWTH         INDEX         STOCK         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income
    (expense) ....................  $        30  $    (7,428)  $   (17,965)  $   (39,497)  $    96,685   $      (838)  $    (8,522)
  Net realized gain (loss)
    on investments in
    portfolio shares .............           14        5,725       193,909      (304,024)     (673,198)       23,026       297,417

  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............           17      126,447       390,763       522,205     2,706,879        40,710       139,117
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................           61      124,744       566,707       178,684     2,130,366        62,898       428,012
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................        1,530       42,592       284,949       273,073     1,777,902        28,744        83,280
  Contract redemptions ...........           --      (76,805)     (799,936)     (457,848)   (3,205,668)     (144,242)     (481,270)
  Net transfers ..................          752      217,748       399,332      (206,282)   (1,121,859)      (16,878)      554,284
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............        2,282      183,535      (115,655)     (391,057)   (2,549,625)     (132,376)      156,294
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............        2,343      308,279       451,052      (212,373)     (419,259)      (69,478)      584,306
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --      778,060     4,557,243     4,122,921    25,666,258     1,126,507     2,132,039
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end
          of period ..............  $     2,343  $ 1,086,339   $ 5,008,295   $ 3,910,548   $25,246,999   $ 1,057,029   $ 2,716,345
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                                                  FIRST AMERICAN              INVESCO VARIABLE
                                           FEDERATED INSURANCE SERIES         INSURANCE PORTFOLIOS (a)         INVESTMENT FUNDS
                                    ---------------------------------------   -------------------------   -------------------------
                                                     HIGH
                                      CAPITAL       INCOME     INTERNATIONAL   LARGE CAP      MID CAP                   TELECOMMUNI-
                                     INCOME II      BOND II      EQUITY II      GROWTH        GROWTH     HIGH YIELD (b)  CATIONS (c)
===================================================================================================================================

Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $    59,558   $   146,280   $        --   $        --   $        --   $    44,888   $        --
Expenses:
  Mortality and expense
    risk fees ....................       15,902        22,226        12,770           284           369         1,805            97
  Administrative fees ............        1,908         2,667         1,532            35            45           217            11
-----------------------------------------------------------------------------------------------------------------------------------
    Total expense ................       17,810        24,893        14,302           319           414         2,022           108
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................       41,748       121,387       (14,302)         (319)         (414)       42,866          (108)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........      (12,169)       99,192       146,103         1,205         8,348         2,580         1,025
  Net realized short--term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
  Net realized long--term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --           877            --            --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........      (12,169)       99,192       146,103         1,205         9,225         2,580         1,025
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............       70,784       (79,335)      (36,311)       (2,174)       (5,915)      (37,793)       (2,651)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $   100,363   $   141,244   $    95,490   $    (1,288)  $     2,896   $     7,653   $    (1,734)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                                                  FIRST AMERICAN              INVESCO VARIABLE
                                           FEDERATED INSURANCE SERIES         INSURANCE PORTFOLIOS (a)         INVESTMENT FUNDS
                                    ---------------------------------------   -------------------------   -------------------------
                                                     HIGH
                                      CAPITAL       INCOME     INTERNATIONAL   LARGE CAP      MID CAP                   TELECOMMUNI-
                                     INCOME II      BOND II      EQUITY II      GROWTH        GROWTH     HIGH YIELD (b)  CATIONS (c)
===================================================================================================================================

Changes from operations:
  Net investment income
    (expense) ....................  $    41,748   $   121,387   $   (14,302)  $      (319)  $      (414)  $    42,866   $      (108)
  Net realized gain (loss)
    on investments in
    portfolio shares .............      (12,169)       99,192       146,103         1,205         9,225         2,580         1,025
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............       70,784       (79,335)      (36,311)       (2,174)       (5,915)      (37,793)       (2,651)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................      100,363       141,244        95,490        (1,288)        2,896         7,653        (1,734)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................       39,342        56,857        29,251         1,442         1,896        11,453           875
  Contract redemptions ...........     (231,551)     (473,751)     (172,798)           --          (926)     (114,399)           --
  Net transfers ..................      (42,893)     (286,414)     (226,241)      (28,778)      (62,505)     (393,979)      (11,806)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............     (235,102)     (703,308)     (369,788)      (27,336)      (61,535)     (496,925)      (10,931)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............     (134,739)     (562,064)     (274,298)      (28,624)      (58,639)     (489,272)      (12,665)
Net assets, beginning of period ..    1,400,064     2,200,749     1,144,395        28,624        58,639       489,272        12,665
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of
          period .................  $ 1,265,325   $ 1,638,685   $   870,097   $        --   $        --   $        --   $        --
===================================================================================================================================

a)   For the period January 1, 2004 through August 27, 2004 (liquidation of fund).

b) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).

c) For the period January 1, 2004 through April 29, 2004 (fund merged into VIF Invesco Technology) which changed its name to AIM Technology on October 15, 2004.

d)   For the period May 1, 2004 (inception of fund) through December 31, 2004.


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                             JANUS ASPEN SERIES                           LAZARD RETIREMENT SERIES
                                    -------------------------------------------------------------------   -------------------------

                                                   GROWTH AND  INTERNATIONAL    MID CAP      WORLDWIDE     EMERGING
                                       GROWTH        INCOME       GROWTH        GROWTH        GROWTH      MARKETS (d)      EQUITY
===================================================================================================================================

Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $    20,159   $    17,867   $     2,271   $        --   $   177,428   $        --   $     1,105
Expenses:
  Mortality and expense
    risk fees ....................      174,620        34,672         3,182       117,317       224,134           209         2,480
  Administrative fees ............       20,954         4,160           381        14,078        26,896            25           298
-----------------------------------------------------------------------------------------------------------------------------------
    Total expense ................      195,574        38,832         3,563       131,395       251,030           234         2,778
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................     (175,415)      (20,965)       (1,292)     (131,395)      (73,602)         (234)       (1,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........     (682,211)       98,985        36,204    (1,060,870)   (1,132,585)        1,148        24,886
  Net realized short--term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
  Net realized long--term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........     (682,211)       98,985        36,204    (1,060,870)   (1,132,585)        1,148        24,886
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............    1,241,976       191,844          (361)    2,865,085     1,739,348        10,365        (2,105)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $   384,350   $   269,864   $    34,551   $ 1,672,820   $   533,161   $    11,279   $    21,108
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                             JANUS ASPEN SERIES                           LAZARD RETIREMENT SERIES
                                    -------------------------------------------------------------------   -------------------------

                                                   GROWTH AND  INTERNATIONAL    MID CAP      WORLDWIDE     EMERGING
                                       GROWTH        INCOME       GROWTH        GROWTH        GROWTH      MARKETS (d)      EQUITY
===================================================================================================================================

Changes from operations:
  Net investment income
    (expense) ....................  $  (175,415)  $   (20,965)  $    (1,292)  $  (131,395)  $   (73,602)  $      (234)  $    (1,673)
  Net realized gain (loss)
    on investments in
    portfolio shares .............     (682,211)       98,985        36,204    (1,060,870)   (1,132,585)        1,148        24,886
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............    1,241,976       191,844          (361)    2,865,085     1,739,348        10,365        (2,105)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................      384,350       269,864        34,551     1,672,820       533,161        11,279        21,108
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................    1,287,144       211,395        36,198       783,457     1,270,128         7,094        13,518
  Contract redemptions ...........   (1,744,877)     (325,896)      (43,502)   (1,047,848)   (2,459,633)       (3,224)     (114,485)
  Net transfers ..................     (814,644)     (185,239)      113,118      (388,627)   (1,187,695)       83,102          (151)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............   (1,272,377)     (299,740)      105,814      (653,018)   (2,377,200)       86,972      (101,118)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............     (888,027)      (29,876)      140,365     1,019,802    (1,844,039)       98,251       (80,010)
Net assets, beginning of period ..   14,921,380     2,938,272       182,438     9,265,427    19,351,008            --       266,759
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of
          period .................  $14,033,353   $ 2,908,396   $   322,803   $10,285,229   $17,506,969   $    98,251   $   186,749
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                        LAZARD RETIREMENT                                         NEUBERGER BERMAN ADVISERS
                                       SERIES (CONTINUED)       LORD ABBETTSERIES FUNDS               MANAGEMENT TRUST
                                    -------------------------   ------------------------   ---------------------------------------
                                                                                                           LIMITED
                                   INTERNATIONAL                 AMERICA'S   GROWTH AND                   MATURITY       MIDCAP
                                    EQUITY (a)     SMALL CAP       VALUE       INCOME       FASCIANO        BOND         GROWTH
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        10   $        --   $     5,750  $    58,394   $        --   $    81,657   $        --
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense
    risk fees ....................           46        50,031         1,280       82,788           132        29,769         1,454
  Administrative fees ............            5         6,003           154        9,935            16         3,572           174
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............           51        56,034         1,434       92,723           148        33,341         1,628
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................          (41)      (56,034)        4,316      (34,329)         (148)       48,316        (1,628)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........          137       237,876         1,439      175,429           704       (12,742)       10,324
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --             3           --             4            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --           228       59,358            28            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........          137       237,876         1,670      234,787           736       (12,742)       10,324
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............        1,556       290,280        17,927      523,075           412       (50,167)       10,377
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $     1,652   $   472,122   $    23,913  $   723,533   $     1,000   $   (14,593)  $    19,073
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                        LAZARD RETIREMENT                                         NEUBERGER BERMAN ADVISERS
                                       SERIES (CONTINUED)       LORD ABBETTSERIES FUNDS               MANAGEMENT TRUST
                                    -------------------------   ------------------------   ---------------------------------------
                                                                                                           LIMITED
                                   INTERNATIONAL                 AMERICA'S   GROWTH AND                   MATURITY       MIDCAP
                                    EQUITY (a)     SMALL CAP       VALUE       INCOME       FASCIANO        BOND         GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $       (41)  $   (56,034)  $     4,316  $   (34,329)  $      (148)  $    48,316   $    (1,628)
  Net realized gain (loss)
    on investments in
    portfolio shares .............          137       237,876         1,670      234,787           736       (12,742)       10,324
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............        1,556       290,280        17,927      523,075           412       (50,167)       10,377
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets from
        operations ...............        1,652       472,122        23,913      723,533         1,000       (14,593)       19,073
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................          132       189,119        41,883      668,401           687       173,574         9,126
  Contract redemptions ...........         (226)     (784,223)       (6,436)    (896,969)       (1,693)     (419,730)      (22,352)
  Net transfers ..................       37,768       227,814       303,277    1,390,996         6,024      (167,318)       79,843
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............       37,674      (367,290)      338,724    1,162,428         5,018      (413,474)       66,617
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............       39,326       104,832       362,637    1,885,961         6,018      (428,067)       85,690
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --     3,981,526         8,393    5,527,221         7,382     2,552,016        84,153
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end
          of period ..............  $    39,326   $ 4,086,358   $   371,030  $ 7,413,182   $    13,400   $ 2,123,949   $   169,843
====================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

==================================================================================================================================
                                           NEUBERGER BERMAN ADVISERS
                                          MANAGEMENT TRUST (CONTINUED)                  PIMCO VARIABLE INSURANCE TRUST
                                     ---------------------------------------  ----------------------------------------------------

                                                                  SOCIALLY        MONEY       REAL         SHORT         TOTAL
                                      PARTNERS       REGENCY   RESPONSIVE (a)  MARKET (a)    RETURN       TERM (a)       RETURN
==================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares ........................  $       223   $        21   $        --  $       119  $     6,570   $       582   $    17,205
----------------------------------------------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense
    risk fees .....................       24,068           838            --          106        8,026           370        11,384
  Administrative fees .............        2,888           100            --           13          964            44         1,366
----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ................       26,956           938            --          119        8,990           414        12,750
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) .................      (26,733)         (917)           --           --       (2,420)          168         4,455
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ...........      138,315           258             2           --        7,555            (3)        6,633
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares ..............           --            --            --           --       24,030           259         5,373
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares ..............           --            --            --           --          489           532         8,059
----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares ..........      138,315           258             2           --       32,074           788        20,065
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ................      199,982        16,996            --           --        7,066          (998)       (7,347)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations ..................  $   311,564   $    16,337   $         2  $        --  $    36,720   $       (42)  $    17,173
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

==================================================================================================================================
                                           NEUBERGER BERMAN ADVISERS
                                          MANAGEMENT TRUST (CONTINUED)                  PIMCO VARIABLE INSURANCE TRUST
                                     ---------------------------------------  ----------------------------------------------------

                                                                  SOCIALLY        MONEY       REAL         SHORT         TOTAL
                                      PARTNERS       REGENCY   RESPONSIVE (a)  MARKET (a)    RETURN       TERM (a)       RETURN
==================================================================================================================================
Changes from operations:
  Net investment income
    (expense) .....................  $   (26,733)  $      (917)  $        --  $        --  $    (2,420)  $       168   $     4,455
  Net realized gain (loss)
    on investments in
    portfolio shares ..............      138,315           258             2           --       32,074           788        20,065
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares ..............      199,982        16,996            --           --        7,066          (998)       (7,347)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets from
        operations ................      311,564        16,337             2           --       36,720           (42)       17,173
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) .....................       55,505         1,171            --       10,256       57,919           (14)       29,347
  Contract redemptions ............     (288,782)       (2,280)           --       (3,506)    (110,888)       (1,378)     (135,186)
  Net transfers ...................      116,626       135,737            (2)      16,136      738,757       352,827       688,241
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ................     (116,651)      134,628            (2)      22,886      685,788       351,435       582,402
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets .............      194,913       150,965            --       22,886      722,508       351,393       599,575
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...    1,892,267         2,100            --           --       80,122            --       331,401
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of
          period ..................  $ 2,087,180   $   153,065   $        --  $    22,886  $   802,630   $   351,393   $   930,976
==================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                        PIONEER VARIABLE CONTRACTS TRUST        ROYCE CAPITAL FUND         RYDEX VARIABLE TRUST (a)
                                    ---------------------------------------   -----------------------     --------------------------
                                      EQUITY
                                      INCOME        EUROPE         FUND       MICRO-CAP     SMALL-CAP      ARKTOS         BANKING
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $     9,827   $        41   $     3,101   $        --   $        --   $        --   $        50
Expenses:
  Mortality and expense
    risk fees ....................        6,506           187         4,276         9,933         5,913            38            66
  Administrative fees ............          781            22           513         1,192           709             5             8
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............        7,287           209         4,789        11,125         6,622            43            74
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................        2,540          (168)       (1,688)      (11,125)       (6,622)          (43)          (24)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........       83,332         1,933        17,901        19,895        16,539        (2,132)         (774)
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --        10,744        23,794            --           386
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --        56,142        16,683            --             1
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........       83,332         1,933        17,901        86,781        57,016        (2,132)         (387)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............      (22,143)        2,432        16,132       (10,748)       61,770            --           952
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $    63,729   $     4,197   $    32,345   $    64,908   $   112,164   $    (2,175)  $       541
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                        PIONEER VARIABLE CONTRACTS TRUST        ROYCE CAPITAL FUND         RYDEX VARIABLE TRUST (a)
                                    ---------------------------------------   -----------------------     --------------------------
                                      EQUITY
                                      INCOME        EUROPE         FUND       MICRO-CAP     SMALL-CAP      ARKTOS         BANKING
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $     2,540   $      (168)  $    (1,688)  $   (11,125)  $    (6,622)  $       (43)  $       (24)
  Net realized gain (loss)
    on investments in
    portfolio shares .............       83,332         1,933        17,901        86,781        57,016        (2,132)         (387)
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............      (22,143)        2,432        16,132       (10,748)       61,770            --           952
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................       63,729         4,197        32,345        64,908       112,164        (2,175)          541
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................       37,210         1,189        24,181        55,514        29,608            67           424
  Contract redemptions ...........      (84,125)         (578)     (175,318)     (141,450)      (35,245)           --            --
  Net transfers ..................   (1,405,961)       39,568        81,104       630,727       618,605         2,108        28,123
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............   (1,452,876)       40,179       (70,033)      544,791       612,968         2,175        28,547
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............   (1,389,147)       44,376       (37,688)      609,699       725,132            --        29,088
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..    1,880,834        10,857       398,087       271,125       184,292            --            --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end
          of period ..............  $   491,687   $    55,233   $   360,399   $   880,824   $   909,424   $        --   $    29,088
====================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                                 RYDEX VARIABLE TRUST (a) (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                      BASIC                       CONSUMER                                 ENERGY        FINANCIAL
                                    MATERIALS   BIOTECHNOLOGY     PRODUCTS   ELECTRONICS      ENERGY      SERVICES       SERVICES
===================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $         3   $        --   $         4   $        --   $         8   $        --   $        20
Expenses:
  Mortality and expense
    risk fees ....................           45             2           106            31           698           324             7
  Administrative fees ............            5            --            12             4            83            39             1
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............           50             2           118            35           781           363             8
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................          (47)           (2)         (114)          (35)         (773)         (363)           12
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........         (223)         (134)         (549)       (1,787)        6,598           656            77
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............          162            --           175            --            52            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........          (61)         (134)         (374)       (1,787)        6,650           656            77
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............          745            17           715           309        10,656         2,940            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $       637   $      (119)  $       227   $    (1,513)  $    16,533   $     3,233   $        89
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                                 RYDEX VARIABLE TRUST (a) (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                      BASIC                       CONSUMER                                 ENERGY        FINANCIAL
                                    MATERIALS   BIOTECHNOLOGY     PRODUCTS   ELECTRONICS      ENERGY      SERVICES       SERVICES
===================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $       (47)  $        (2)  $      (114)  $       (35)  $      (773)  $      (363)  $        12
  Net realized gain (loss)
    on investments in
    portfolio shares .............          (61)         (134)         (374)       (1,787)        6,650           656            77
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............          745            17           715           309        10,656         2,940            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................          637          (119)          227        (1,513)       16,533         3,233            89
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................          144            --            60           (16)        4,493         1,370            --
  Contract redemptions ...........           --            --        (1,469)           --          (784)          (21)           --
  Net transfers ..................       11,718         1,212        13,515         7,959       154,904        98,369           (89)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............       11,862         1,212        12,106         7,943       158,613        99,718           (89)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............       12,499         1,093        12,333         6,430       175,146       102,951            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --            --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end
          of period ..............  $    12,499   $     1,093   $    12,333   $     6,430   $   175,146   $   102,951   $        --
===================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================

                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                    ------------------------------------------------------------------------------------------------
                                                                 INVERSE
                                      HEALTH                     DYNAMIC      INVERSE       INVERSE                     LARGE CAP
                                     CARE (a)    INTERNET (a)   DOW 30 (b)   MID-CAP (b)  SMALL-CAP (b)     JUNO        EUROPE (a)
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        --   $        --   $        --   $        --   $        --   $     1,413
Expenses:
  Mortality and expense
    risk fees ....................          214            67             8            --             4         2,914            38
  Administrative fees ............           25             8            --            --            --           350             5
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............          239            75             8            --             4         3,264            43
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................         (239)          (75)           (8)           --            (4)       (3,264)        1,370
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........         (102)         (351)         (490)           (6)         (159)      (15,277)         (218)
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............          440            --            --            --            --         1,074            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           13            --            80            --            --         2,899             9
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........          351          (351)         (410)           (6)         (159)      (11,304)         (209)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............          711         2,215          (227)           --            --       (38,809)       (1,007)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $       823   $     1,789   $      (645)  $        (6)  $      (163)  $   (53,377)  $       154
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================

                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                    ------------------------------------------------------------------------------------------------
                                                                 INVERSE
                                      HEALTH                     DYNAMIC      INVERSE       INVERSE                     LARGE CAP
                                     CARE (a)    INTERNET (a)   DOW 30 (b)   MID-CAP (b)  SMALL-CAP (b)     JUNO        EUROPE (a)
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $      (239)  $       (75)  $        (8)  $        --   $        (4)  $    (3,264)  $     1,370
  Net realized gain (loss)
    on investments in
    portfolio shares .............          351          (351)         (410)           (6)         (159)      (11,304)         (209)
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............          711         2,215          (227)           --            --       (38,809)       (1,007)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets from
        operations ...............          823         1,789          (645)           (6)         (163)      (53,377)          154
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................        3,187           633            74            --            74         1,584           184
  Contract redemptions ...........           --          (228)           --            --            --       (43,083)           --
  Net transfers ..................       30,432        29,997         3,977             6            89       485,682        20,410
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............       33,619        30,402         4,051             6           163       444,183        20,594
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............       34,442        32,191         3,406            --            --       390,806        20,748
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --            --            --            --            --         4,050            --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $    34,442   $    32,191   $     3,406   $        --   $        --   $   394,856   $    20,748
====================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

b)   For the period July 31, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                    ---------------------------------------------------------------------------------------------

                                    LARGE CAP     LARGE CAP     LARGE CAP                  LONG DYNAMIC
                                    GROWTH (b)     JAPAN (a)     VALUE (b)   LEISURE (a)     DOW 30 (b)    MEDIUS        MEKROS
===================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        --   $        --   $        --   $         7   $        --   $        --
Expenses:
  Mortality and expense
    risk fees ....................           --            78            --            87            --           886         2,140
  Administrative fees ............           --            10            --            11            --           107           257
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............           --            88            --            98            --           993         2,397
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................           --           (88)           --           (98)            7          (993)       (2,397)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........            3          (175)           --           (74)           33        (7,587)      (36,340)
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --           197             1         2,766         6,726
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --           713         2,731
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........            3          (175)           --           123            34        (4,108)      (26,883)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............           --           108             1         2,346            (5)        2,203        21,084
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $         3   $      (155)  $         1   $     2,371   $        36   $    (2,898)  $    (8,196)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                    ---------------------------------------------------------------------------------------------

                                    LARGE CAP     LARGE CAP     LARGE CAP                  LONG DYNAMIC
                                    GROWTH (b)     JAPAN (a)     VALUE (b)   LEISURE (a)     DOW 30 (b)    MEDIUS        MEKROS
===================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $        --   $       (88)  $        --   $       (98)  $         7   $      (993)  $    (2,397)
  Net realized gain (loss)
    on investments in
    portfolio shares .............            3          (175)           --           123            34        (4,108)      (26,883)
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............           --           108             1         2,346            (5)        2,203        21,084
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets from
        operations ...............            3          (155)            1         2,371            36        (2,898)       (8,196)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................           17            (8)           17            61            --         3,679        14,710
  Contract redemptions ...........           --            --            --        (1,719)           --        (1,464)      (17,194)
  Net transfers ..................           (2)        3,859            --        15,558           118         4,332        48,780
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............           15         3,851            17        13,900           118         6,547        46,296
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............           18         3,696            18        16,271           154         3,649        38,100
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --            --            --            --            --        28,620       100,838
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $        18   $     3,696   $        18   $    16,271   $       154   $    32,269   $   138,938
===================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

b)   For the period July 31, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------

                                      MID-CAP       MID-CAP                                  PRECIOUS         REAL
                                     GROWTH (a)    VALUE (a)       NOVA          OTC        METALS (b)     ESTATE (b)  RETAILING (b)
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        --   $       133   $        --   $        --   $       462   $        --
Expenses:
  Mortality and expense
    risk fees ....................           --            --         4,561        20,339            86           253            --
  Administrative fees ............           --            --           548         2,441            10            30            --
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............           --            --         5,109        22,780            96           283            --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................           --            --        (4,976)      (22,780)          (96)          179            --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........           --            --        21,646       322,304           715           650            31
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            13            --            --            --           333            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            28            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........           --            13        21,646       322,304           715         1,011            31
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............            4           (10)       (4,853)     (206,609)       (1,803)        8,465            --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $         4   $         3   $    11,817   $    92,915   $    (1,184)  $     9,655   $        31
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------

                                      MID-CAP       MID-CAP                                  PRECIOUS         REAL
                                     GROWTH (a)    VALUE (a)       NOVA          OTC        METALS (b)     ESTATE (b)  RETAILING (b)
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $        --   $        --   $    (4,976)  $   (22,780)  $       (96)  $       179   $        --
  Net realized gain (loss)
    on investments in
    portfolio shares .............           --            13        21,646       322,304           715         1,011            31
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............            4           (10)       (4,853)     (206,609)       (1,803)        8,465            --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................            4             3        11,817        92,915        (1,184)        9,655            31
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................           42            --        11,687       167,705           269         1,598            --
  Contract redemptions ...........           --            --       (40,550)     (205,994)          (20)           --            --
  Net transfers ..................           --           217      (158,720)     (570,631)       25,049       113,298           (31)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............           42           217      (187,583)     (608,920)       25,298       114,896           (31)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............           46           220      (175,766)     (516,005)       24,114       124,551            --
Net assets, beginning of period ..           --            --       531,077     2,142,163            --            --            --
------------------------------------------------------------------------------------------------------------------------------------

      Net assets, end of period ..  $        46   $       220   $   355,311   $ 1,626,158   $    24,114   $   124,551   $        --
====================================================================================================================================

a)   For the period July 31, 2004 (inception of fund) through December 31, 2004.

b)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------

                                      SECTOR        SMALL-CAP    SMALL-CAP                  TELECOMMUNI-                 TRANSPOR-
                                     ROTATION      GROWTH (a)    VALUE (a)   TECHNOLOGY (b) CATIONS (b)  TITAN 500 (b)   TATION (b)
===================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        --   $        --   $        --   $        --   $        --   $        --
Expenses:
  Mortality and expense
    risk fees ....................          174            --             6            14             1            45            28
  Administrative fees ............           21            --             1             1            --             5             4
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............          195            --             7            15             1            50            32
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................         (195)           --            (7)          (15)           (1)          (50)          (32)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........          155            14           177          (934)           --          (687)          364
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --             3            11           106            --         4,234            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --           244            --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........          155            17           188          (828)           --         3,791           364
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............          342             3            (4)          (40)            3        (3,702)        1,016
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $       302   $        20   $       177   $      (883)  $         2   $        39   $     1,348
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------

                                      SECTOR        SMALL-CAP    SMALL-CAP                  TELECOMMUNI-                 TRANSPOR-
                                     ROTATION      GROWTH (a)    VALUE (a)   TECHNOLOGY (b) CATIONS (b)  TITAN 500 (b)   TATION (b)
===================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $      (195)  $        --   $        (7)  $       (15)  $        (1)  $       (50)  $       (32)
  Net realized gain (loss)
    on investments in
    portfolio shares .............          155            17           188          (828)           --         3,791           364
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............          342             3            (4)          (40)            3        (3,702)        1,016
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................          302            20           177          (883)            2            39         1,348
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................          489            49            88            --            --            --            --
  Contract redemptions ...........           --            --            --            --            --            --          (253)
  Net transfers ..................      (11,871)          140           245         2,056           723       139,311        11,423
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............      (11,382)          189           333         2,056           723       139,311        11,170
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............      (11,080)          209           510         1,173           725       139,350        12,518
Net assets, beginning of period ..       19,665            --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------

      Net assets, end of period ..  $     8,585   $       209   $       510   $     1,173   $       725   $   139,350   $    12,518
===================================================================================================================================

a)   For the period July 31, 2004 (inception of fund) through December 31, 2004.

b)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================




                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                                     U.S.
                                        U.S.      GOVERNMENT
                                     GOVERNMENT      MONEY                                    VELOCITY                    ALL CAP
                                        BOND        MARKET          URSA     UTILITIES (a)    100 (a)     ALL CAP (a)    VALUE (b)
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $     1,522   $     2,969   $        --   $     1,016   $       280   $        41   $        --
Expenses:
  Mortality and expense
    risk fees ....................          570        14,591            45           330            76             4            --
  Administrative fees ............           68         1,751             6            40             9             1            --
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............          638        16,342            51           370            85             5            --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................          884       (13,373)          (51)          646           195            36            --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........       (4,999)           --          (748)        2,252          (638)           --             5
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............        1,468            --            --            --            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............          430            --            --            --            12            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........       (3,101)           --          (748)        2,252          (626)           --             5
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............         (201)           --           (51)        4,319         3,110            88            --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $    (2,418)  $   (13,373)  $      (850)  $     7,217   $     2,679   $       124   $         5
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================




                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                                     U.S.
                                        U.S.      GOVERNMENT
                                     GOVERNMENT      MONEY                                    VELOCITY                    ALL CAP
                                        BOND        MARKET          URSA     UTILITIES (a)    100 (a)     ALL CAP (a)    VALUE (b)
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $       884   $   (13,373)  $       (51)  $       646   $       195   $        36   $        --
  Net realized gain (loss)
    on investments in
    portfolio shares .............       (3,101)           --          (748)        2,252          (626)           --             5
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............         (201)           --           (51)        4,319         3,110            88            --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................       (2,418)      (13,373)         (850)        7,217         2,679           124             5
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................        9,277       127,373           482         2,558           650           102            (5)
  Contract redemptions ...........      (11,690)     (269,176)           --          (335)           --            --            --
  Net transfers ..................       22,320       134,590         3,354        47,548        17,494         8,265            --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............       19,907        (7,213)        3,836        49,771        18,144         8,367            (5)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............       17,489       (20,586)        2,986        56,988        20,823         8,491            --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..        1,452     1,192,022         1,511            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $    18,941   $ 1,171,436   $     4,497   $    56,988   $    20,823   $     8,491   $        --
====================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

b) For the period May 1, 2004 (inception of fund) through August 13, 2004 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================

                                                                                                             STRONG
                                                                                                            VARIABLE
                                                                                                           INSURANCE
                                    SALOMON BROTHERS VARIABLE SERIES FUNDS      SELIGMAN PORTFOLIOS          FUNDS
                                    ---------------------------------------  --------------------------   -----------

                                                                             COMMUNICATIONS                                STRONG
                                     LARGE CAP     STRATEGIC       TOTAL         AND          GLOBAL        MID CAP     OPPORTUNITY
                                     GROWTH (a)     BOND (a)     RETURN (a)   INFORMATION   TECHNOLOGY     GROWTH II      FUND II
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $    49,333   $        --           $--   $        --   $        --   $        --
Expenses:
  Mortality and expense
    risk fees ....................           --           861             3         7,363         3,005        32,137        39,518
  Administrative fees ............           --           104             1           884           361         3,856         4,742
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............           --           965             4         8,247         3,366        35,993        44,260
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................           --        48,368            (4)       (8,247)       (3,366)      (35,993)      (44,260)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........           --         1,050           (31)       (3,067)      (11,324)     (169,008)       71,868
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --           602            --            --            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --        14,897            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........           --        16,549           (31)       (3,067)      (11,324)     (169,008)       71,868
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............           10       (59,899)           --        55,836        18,141       606,872       470,189
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $        10   $     5,018   $       (35)  $    44,522   $     3,451   $   401,871   $   497,797
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================

                                                                                                             STRONG
                                                                                                            VARIABLE
                                                                                                           INSURANCE
                                    SALOMON BROTHERS VARIABLE SERIES FUNDS      SELIGMAN PORTFOLIOS          FUNDS
                                    ---------------------------------------  --------------------------   -----------

                                                                             COMMUNICATIONS                                STRONG
                                     LARGE CAP     STRATEGIC       TOTAL         AND          GLOBAL        MID CAP     OPPORTUNITY
                                     GROWTH (a)     BOND (a)     RETURN (a)   INFORMATION   TECHNOLOGY     GROWTH II      FUND II
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $        --   $    48,368   $        (4)  $    (8,247)  $    (3,366)  $   (35,993)  $   (44,260)
  Net realized gain (loss)
    on investments in
    portfolio shares .............           --        16,549           (31)       (3,067)      (11,324)     (169,008)       71,868
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............           10       (59,899)           --        55,836        18,141       606,872       470,189
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................           10         5,018           (35)       44,522         3,451       401,871       497,797
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................           84         5,601            --        59,044        38,122       249,878       272,796
  Contract redemptions ...........           --          (199)           --       (47,683)      (14,144)     (247,611)     (412,765)
  Net transfers ..................           --     1,079,116            35       (92,461)      (32,496)     (545,009)       78,016
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............           84     1,084,518            35       (81,100)       (8,518)     (542,742)      (61,953)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............           94     1,089,536            --       (36,578)       (5,067)     (140,871)      435,844
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --            --            --       591,174       241,137     2,788,416     3,048,677
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $        94   $ 1,089,536   $        --   $   554,596   $   236,070   $ 2,647,545   $ 3,484,521
====================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

b) For the period May 1, 2004 (inception of fund) through August 13, 2004 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

=================================================================================================================================
                                            THIRD
                                           AVENUE
                                          VARIABLE
                                           SERIES              LEVCO                          VAN ECK WORLDWIDE
                                            TRUST          SERIES TRUST                        INSURANCE TRUST
                                        ------------       ------------       --------------------------------------------------

                                                              EQUITY           ABSOLUTE                               EMERGING
                                           VALUE             VALUE (a)          RETURN               BOND              MARKETS
                                        =========================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................      $      1,959       $         28       $         --       $     92,672       $      9,003
Expenses:
  Mortality and expense
    risk fees ....................             3,977                 14              3,213             14,121             18,863
  Administrative fees ............               477                  2                386              1,695              2,264
--------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............             4,454                 16              3,599             15,816             21,127
--------------------------------------------------------------------------------------------------------------------------------
      Net investment income
        (expense) ................            (2,495)                12             (3,599)            76,856            (12,124)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........            11,268                709             (1,320)            47,022            115,788
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............               810                 --              6,112                 --                 --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............             2,939                 --                 --                 --                 --
--------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........            15,017                709              4,792             47,022            115,788
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............            44,674               (517)            (9,216)           (53,515)           209,270
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................      $     57,196       $        204       $     (8,023)      $     70,363       $    312,934
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

=================================================================================================================================
                                            THIRD
                                           AVENUE
                                          VARIABLE
                                           SERIES              LEVCO                          VAN ECK WORLDWIDE
                                            TRUST          SERIES TRUST                        INSURANCE TRUST
                                        ------------       ------------       --------------------------------------------------

                                                              EQUITY           ABSOLUTE                               EMERGING
                                           VALUE             VALUE (a)          RETURN               BOND              MARKETS
                                        =========================================================================================
Changes from operations:
  Net investment income
    (expense) ....................      $     (2,495)      $         12       $     (3,599)      $     76,856       $    (12,124)
  Net realized gain (loss)
    on investments in
    portfolio shares .............            15,017                709              4,792             47,022            115,788
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............            44,674               (517)            (9,216)           (53,515)           209,270
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................            57,196                204             (8,023)            70,363            312,934
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................            52,953                 --              2,713             55,989             83,490
  Contract redemptions ...........           (14,923)               (46)           (90,995)          (195,993)          (314,408)
  Net transfers ..................           357,388            (16,949)          (318,699)           533,434            511,230
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............           395,418            (16,995)          (406,981)           393,430            280,312
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............           452,614            (16,791)          (415,004)           463,793            593,246
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           134,568             16,791            427,651            736,712          1,128,447
--------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..      $    587,182       $         --       $     12,647       $  1,200,505       $  1,721,693
================================================================================================================================


a)   For the period January 1, 2004 through August 31, 2004 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2004

============================================================================================================

                                                     VAN ECK
                                                    WORLDWIDE                 VARIABLE
                                                    INSURANCE                 INSURANCE
                                                TRUST (CONTINUED)               FUNDS
                                        -------------------------------      ------------
                                                                               CHOICE
                                            HARD               REAL            MARKET             COMBINED
                                           ASSETS             ESTATE           NEUTRAL              TOTAL
                                        =================================================       ============
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................      $      6,384       $      9,856      $         --       $  2,352,613
Expenses:
  Mortality and expense
    risk fees ....................            17,060              8,041               270          2,634,238
  Administrative fees ............             2,048                965                33            316,118
-----------------------------------------------------------------------------------------       ------------
    Total expenses ...............            19,108              9,006               303          2,950,356
-----------------------------------------------------------------------------------------       ------------
      Net investment income
        (expense) ................           (12,724)               850              (303)          (597,743)
-----------------------------------------------------------------------------------------       ------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........           248,445            126,680            (1,575)        (2,120,678)
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............                --                 --               338            157,054
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............                --                 --                --            377,719
-----------------------------------------------------------------------------------------       ------------
      Net realized gain (loss)
        on investments in
        portfolio shares .........           248,445            126,680            (1,237)        (1,585,905)
-----------------------------------------------------------------------------------------       ------------
Net change in unrealized
  appreciation (depreciation)
  of investments in
  portfolio shares ...............            17,171             57,137            (3,797)        21,837,749
-----------------------------------------------------------------------------------------       ------------
    Net increase (decrease)
      in net assets from
      operations .................      $    252,892       $    184,667      $     (5,337)      $ 19,654,101
=========================================================================================       ============

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004
============================================================================================================

                                                     VAN ECK
                                                    WORLDWIDE                 VARIABLE
                                                    INSURANCE                 INSURANCE
                                                TRUST (CONTINUED)               FUNDS
                                        -------------------------------      ------------
                                                                               CHOICE
                                            HARD               REAL            MARKET             COMBINED
                                           ASSETS             ESTATE           NEUTRAL              TOTAL
                                        =================================================       ============
Changes from operations:
  Net investment income
    (expense) ....................      $    (12,724)      $        850      $       (303)      $   (597,743)
  Net realized gain (loss)
    on investments in
    portfolio shares .............           248,445            126,680            (1,237)        (1,585,905)
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............            17,171             57,137            (3,797)        21,837,749
-----------------------------------------------------------------------------------------       ------------
    Net increase (decrease)
      in net assets from
      operations .................           252,892            184,667            (5,337)        19,654,101
-----------------------------------------------------------------------------------------       ------------
Changes from contract owners'
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................            40,563             71,439            29,728         14,735,518
  Contract redemptions ...........          (252,444)          (118,800)           (1,477)       (33,636,170)
  Net transfers ..................           116,357              8,524            (1,418)        (2,732,044)
-----------------------------------------------------------------------------------------       ------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............           (95,524)           (38,837)           26,833        (21,632,696)
-----------------------------------------------------------------------------------------       ------------
      Net increase (decrease)
        in net assets ............           157,368            145,830            21,496         (1,978,595)
-----------------------------------------------------------------------------------------       ------------
Net assets, beginning of period ..         1,595,509            563,719             4,546        219,664,045
-----------------------------------------------------------------------------------------       ------------
      Net assets, end of period ..      $  1,752,877       $    709,549      $     26,042       $217,685,450
=========================================================================================       ============

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                 40|86 SERIES TRUST PORTFOLIOS (a)
                                                                 ==================================================================
                                                                                                FIXED                    GOVERNMENT
                                                                   BALANCED       EQUITY        INCOME      FOCUS 20     SECURITIES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $   310,337   $    66,559   $   422,503  $        --   $   211,378
Expenses:
   Mortality and expense risk fees, net .......................      156,290       306,815       104,760        3,140        71,207
   Administrative fees ........................................       33,976        66,699        22,774          683        15,480
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................      190,266       373,514       127,534        3,823        86,687
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................      120,071      (306,955)      294,969       (3,823)      124,691
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................     (530,209)   (1,302,794)       51,292       24,699        (7,949)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --        41,107
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................     (530,209)   (1,302,794)       51,292       24,699        33,158
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................    3,076,842     9,752,717       338,668       69,088      (169,555)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..  $ 2,666,704   $ 8,142,968   $   684,929  $    89,964   $   (11,706)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                 40|86 SERIES TRUST PORTFOLIOS (a)
                                                                 ==================================================================
                                                                                                FIXED                    GOVERNMENT
                                                                   BALANCED       EQUITY        INCOME      FOCUS 20     SECURITIES
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $   120,071   $  (306,955)  $   294,969  $    (3,823)  $   124,691
   Net realized gain (loss) on investments in portfolio shares      (530,209)   (1,302,794)       51,292       24,699        33,158
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................    3,076,842     9,752,717       338,668       69,088      (169,555)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..    2,666,704     8,142,968       684,929       89,964       (11,706)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      802,843     1,560,275       620,819       56,911       742,881
   Contract redemptions .......................................   (2,158,525)   (4,333,532)   (1,921,377)     (50,351)   (1,236,549)
   Net transfers ..............................................     (100,720)   (1,055,597)   (1,013,764)     220,114        43,524
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................   (1,456,402)   (3,828,854)   (2,314,322)     226,674      (450,144)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................    1,210,302     4,314,114    (1,629,393)     316,638      (461,850)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................   13,293,342    25,395,689     9,519,281      124,978     5,916,510
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..........................  $14,503,644   $29,709,803   $ 7,889,888  $   441,616   $ 5,454,660
===================================================================================================================================

Notes:
(a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
(b)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                          ALLIANCE
                                                                                                                          VARIABLE
     40|86 SERIES TRUST                AIM VARIABLE                                                                       PRODUCTS
 PORTFOLIOS (CONTINUED) (a)          INSURANCE FUNDS                        THE ALGER AMERICAN FUNDS                       SERIES
===========================   ============================  =========================================================   ===========
    HIGH           MONEY         BASIC         MID CAP                      LEVERAGED       MIDCAP          SMALL        GROWTH AND
    YIELD         MARKET       VALUE (b)   CORE EQUITY (b)     GROWTH         ALLCAP        GROWTH     CAPITALIZATION      INCOME
===================================================================================================================================
$    64,738    $    60,359    $        --    $        --    $        --    $        --    $        --    $        --    $     1,372

     11,269        109,243            101            102         92,717        102,035         41,166         29,267          1,400
      2,450         23,748             22             22         20,156         22,182          8,949          6,362            304
-----------------------------------------------------------------------------------------------------------------------------------
     13,719        132,991            123            124        112,873        124,217         50,115         35,629          1,704
-----------------------------------------------------------------------------------------------------------------------------------
     51,019        (72,632)          (123)          (124)      (112,873)      (124,217)       (50,115)       (35,629)          (332)
-----------------------------------------------------------------------------------------------------------------------------------

     98,619             --             93             40     (1,360,989)    (2,565,655)      (203,232)        (5,858)        (5,510)

         --             --             --            270             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     98,619             --             93            310     (1,360,989)    (2,565,655)      (203,232)        (5,858)        (5,510)
-----------------------------------------------------------------------------------------------------------------------------------

     55,125             --          2,931          2,521      3,816,809      5,144,468      1,655,171        907,671         40,318
-----------------------------------------------------------------------------------------------------------------------------------
$   204,763    $   (72,632)   $     2,901    $     2,707    $ 2,342,947    $ 2,454,596    $ 1,401,824    $   866,184    $    34,476
===================================================================================================================================

                                                                                                                          ALLIANCE
                                                                                                                          VARIABLE
     40|86 SERIES TRUST                AIM VARIABLE                                                                       PRODUCTS
 PORTFOLIOS (CONTINUED) (a)          INSURANCE FUNDS                        THE ALGER AMERICAN FUNDS                       SERIES
===========================   ============================  =========================================================   ===========
    HIGH           MONEY         BASIC         MID CAP                      LEVERAGED       MIDCAP          SMALL        GROWTH AND
    YIELD         MARKET       VALUE (b)   CORE EQUITY (b)     GROWTH         ALLCAP        GROWTH     CAPITALIZATION      INCOME
===================================================================================================================================
$    51,019    $   (72,632)   $      (123)   $      (124)   $  (112,873)   $  (124,217)   $   (50,115)   $   (35,629)   $      (332)
     98,619             --             93            310     (1,360,989)    (2,565,655)      (203,232)        (5,858)        (5,510)

     55,125             --          2,931          2,521      3,816,809      5,144,468      1,655,171        907,671         40,318
-----------------------------------------------------------------------------------------------------------------------------------
    204,763        (72,632)         2,901          2,707      2,342,947      2,454,596      1,401,824        866,184         34,476
-----------------------------------------------------------------------------------------------------------------------------------

     57,244        509,013            596            654        742,350        934,226        320,970        201,296          7,156
   (196,394)    (4,176,206)        (2,987)          (444)    (1,398,604)    (1,240,827)      (541,831)      (423,462)       (45,532)
    715,343     (1,622,021)        43,506         44,148       (270,903)        81,214        325,040        110,976         75,547
-----------------------------------------------------------------------------------------------------------------------------------

    576,193     (5,289,214)        41,115         44,358       (927,157)      (225,387)       104,179       (111,190)        37,171
-----------------------------------------------------------------------------------------------------------------------------------
    780,956     (5,361,846)        44,016         47,065      1,415,790      2,229,209      1,506,003        754,994         71,647
-----------------------------------------------------------------------------------------------------------------------------------
    819,151     11,466,125             --             --      7,404,771      7,940,055      2,802,175      2,293,903        109,932
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,600,107    $ 6,104,279    $    44,016    $    47,065    $ 8,820,561    $10,169,264    $ 4,308,178    $ 3,048,897    $   181,579
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            AMERICAN CENTURY                BERGER INSTITUTIONAL
                                                                           VARIABLE PORTFOLIOS                 PRODUCTS TRUST
                                                                 =======================================  =========================
                                                                  INCOME AND                                              INTERNA-
                                                                    GROWTH    INTERNATIONAL      VALUE    GROWTH (a)     TIONAL (a)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $    17,894   $     4,806   $    44,502  $       845   $     1,222
Expenses:
   Mortality and expense risk fees, net .......................       15,749         7,213        47,049        2,618           241
   Administrative fees ........................................        3,424         1,568        10,228          569            53
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................       19,173         8,781        57,277        3,187           294
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................       (1,279)       (3,975)      (12,775)      (2,342)          928
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................      (66,997)      (62,156)      (54,185)  (1,636,617)      (37,044)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................      (66,997)      (62,156)      (54,185)  (1,636,617)      (37,044)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................      408,213       197,222     1,081,731    1,673,348        21,598
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..  $   339,937   $   131,091   $ 1,014,771  $    34,389   $   (14,518)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            AMERICAN CENTURY                BERGER INSTITUTIONAL
                                                                           VARIABLE PORTFOLIOS                 PRODUCTS TRUST
                                                                 =======================================  =========================
                                                                  INCOME AND                                              INTERNA-
                                                                    GROWTH    INTERNATIONAL      VALUE    GROWTH (a)     TIONAL (a)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $    (1,279)  $    (3,975)  $   (12,775) $    (2,342)  $       928
   Net realized gain (loss) on investments in portfolio shares       (66,997)      (62,156)      (54,185)  (1,636,617)      (37,044)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................      408,213       197,222     1,081,731    1,673,348        21,598
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..      339,937       131,091     1,014,771       34,389       (14,518)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........       91,097        44,654       402,792       34,527         2,633
   Contract redemptions .......................................     (132,878)      (47,761)     (705,864)     (18,239)       (1,516)
   Net transfers ..............................................      129,946         9,228      (131,189)  (1,105,553)      (90,307)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................       88,165         6,121      (434,261)  (1,089,265)      (89,190)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................      428,102       137,212       580,510   (1,054,876)     (103,708)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    1,226,537       640,848     3,976,733    1,054,876       103,708
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................  $ 1,654,639   $   778,060   $ 4,557,243  $        --   $        --
===================================================================================================================================

Notes:
(a) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
      Berger IPT Growth to Janus Aspen Growth
      Berger IPT Large Cap Growth to Janus Aspen Growth and Income
      Berger IPT International  to Janus Aspen International Growth
(b) For the period January 1, 2003 through March 31, 2003 (termination of fund).
(c)   Formerly Federated Utility II prior to its name change effective May 1,
      2003.

   The accompanying notes are an integral part of these financial statements.

   BERGER INSTITUTIONAL                                          DREYFUS VARIABLE
PRODUCTS TRUST (CONTINUED)                                        INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
==========================                                  ===========================  ===========================================
                                DREYFUS
                   SMALL       SOCIALLY        DREYFUS                                                      HIGH
  LARGE CAP       COMPANY     RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME      INTERNATIONAL
 GROWTH (a)     GROWTH (b)      GROWTH          INDEX          STOCK          VALUE      INCOME II (c)     BOND II       EQUITY II
===================================================================================================================================
$     2,185    $        --    $     4,196    $   348,815    $     8,632    $    19,719    $    90,628    $   169,392    $        --

      6,269          2,554         42,438        271,285         10,566         16,783         15,933         26,708          9,944
      1,363            556          9,226         58,975          2,297          3,649          3,464          5,806          2,162
-----------------------------------------------------------------------------------------------------------------------------------
      7,632          3,110         51,664        330,260         12,863         20,432         19,397         32,514         12,106
-----------------------------------------------------------------------------------------------------------------------------------
     (5,447)        (3,110)       (47,468)        18,555         (4,231)          (713)        71,231        136,878        (12,106)
-----------------------------------------------------------------------------------------------------------------------------------

 (2,243,469)      (971,459)      (396,470)    (1,800,860)         9,078         58,324       (575,822)        78,666       (104,051)

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
 (2,243,469)      (971,459)      (396,470)    (1,800,860)         9,078         58,324       (575,822)        78,666       (104,051)
-----------------------------------------------------------------------------------------------------------------------------------

  2,337,036        904,311      1,254,271      7,412,616        184,219        430,607        729,741        216,725        368,493
-----------------------------------------------------------------------------------------------------------------------------------
$    88,120    $   (70,258)   $   810,333    $ 5,630,311    $   189,066    $   488,218    $   225,150    $   432,269    $   252,336
===================================================================================================================================

   BERGER INSTITUTIONAL                                          DREYFUS VARIABLE
PRODUCTS TRUST (CONTINUED)                                        INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
==========================                                  ===========================  ===========================================
                                DREYFUS
                   SMALL       SOCIALLY        DREYFUS                                                      HIGH
  LARGE CAP       COMPANY     RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME      INTERNATIONAL
 GROWTH (a)     GROWTH (b)      GROWTH          INDEX          STOCK          VALUE      INCOME II (c)     BOND II       EQUITY II
===================================================================================================================================
$    (5,447)   $    (3,110)   $   (47,468)   $    18,555    $    (4,231)   $      (713)   $    71,231    $   136,878    $   (12,106)
 (2,243,469)      (971,459)      (396,470)    (1,800,860)         9,078         58,324       (575,822)        78,666       (104,051)

  2,337,036        904,311      1,254,271      7,412,616        184,219        430,607        729,741        216,725        368,493
-----------------------------------------------------------------------------------------------------------------------------------
     88,120        (70,258)       810,333      5,630,311        189,066        488,218        225,150        432,269        252,336
-----------------------------------------------------------------------------------------------------------------------------------

     75,554          1,206        315,309      2,182,199         31,407         71,589         42,500         86,445         37,486
   (108,927)       (37,893)      (398,782)    (4,448,894)      (197,410)      (453,436)      (228,289)      (403,617)      (206,657)
 (2,644,505)      (888,031)      (150,185)      (909,090)       406,279        828,167       (433,783)      (506,325)       263,616
-----------------------------------------------------------------------------------------------------------------------------------

 (2,677,878)      (924,718)      (233,658)    (3,175,785)       240,276        446,320       (619,572)      (823,497)        94,445
-----------------------------------------------------------------------------------------------------------------------------------
 (2,589,758)      (994,976)       576,675      2,454,526        429,342        934,538       (394,422)      (391,228)       346,781
-----------------------------------------------------------------------------------------------------------------------------------
  2,589,758        994,976      3,546,246     23,211,732        697,165      1,197,501      1,794,486      2,591,977        797,614
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $        --    $ 4,122,921    $25,666,258    $ 1,126,507    $ 2,132,039    $ 1,400,064    $ 2,200,749    $ 1,144,395
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                  FEDERATED
                                                                  INSURANCE          FIRST AMERICAN            INVESCO VARIABLE
                                                             SERIES (CONTINUED)   INSURANCE PORTFOLIOS         INVESTMENT FUNDS
                                                             ================== ========================  =========================
                                                                INTERNATIONAL
                                                                    SMALL        LARGE CAP      MID CAP       CORE       FINANCIAL
                                                               COMPANY II (a)     GROWTH        GROWTH       EQUITY      SERVICES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        --   $        --   $        --  $     9,273   $       652
Expenses:
   Mortality and expense risk fees, net .......................          367           186           311       11,628         1,564
   Administrative fees ........................................           79            40            68        2,528           340
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................          446           226           379       14,156         1,904
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................         (446)         (226)         (379)      (4,883)       (1,252)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of
       investments in portfolio shares ........................       10,592         1,316          (818)     (10,500)        1,430
     Net realized short-term capital gain distributions
       from investments in portfolio shares ...................           --            --            --           --            --
     Net realized long-term capital gain distributions
       from investments in portfolio shares ...................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................       10,592         1,316          (818)     (10,500)        1,430
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................        3,379         2,735         8,462      212,425        35,046
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..  $    13,525   $     3,825   $     7,265  $   197,042   $    35,224
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                  FEDERATED
                                                                  INSURANCE          FIRST AMERICAN            INVESCO VARIABLE
                                                             SERIES (CONTINUED)   INSURANCE PORTFOLIOS         INVESTMENT FUNDS
                                                             ================== ========================  =========================
                                                                INTERNATIONAL
                                                                    SMALL        LARGE CAP      MID CAP       CORE       FINANCIAL
                                                               COMPANY II (a)     GROWTH        GROWTH       EQUITY      SERVICES
===================================================================================================================================
Changes from operations:
     Net investment income (expense) ..........................  $      (446)  $      (226)  $      (379) $    (4,883)  $    (1,252)
     Net realized gain (loss) on investments in portfolio
       shares .................................................       10,592         1,316          (818)     (10,500)        1,430
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares .....................        3,379         2,735         8,462      212,425        35,046
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....       13,525         3,825         7,265      197,042        35,224
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........         (749)        1,628         4,913       64,243        20,407
   Contract redemptions .......................................       (2,577)           --            --     (191,260)       (7,908)
   Net transfers ..............................................      (25,740)       18,377        34,244     (413,356)       52,621
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................      (29,066)       20,005        39,157     (540,373)       65,120
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............      (15,541)       23,830        46,422     (343,331)      100,344
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       15,541         4,794        12,217    1,213,154       116,781
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..........................  $        --   $    28,624   $    58,639  $   869,823   $   217,125
===================================================================================================================================

Notes:
(a) For the period January 1, 2003 through November 21, 2003 (termination of fund).
(b) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (a) on page 9).
(c) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
              INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                   JANUS ASPEN SERIES
=========================================================================  ========================================================
   HEALTH                     REAL ESTATE                       TELE-                      GROWTH AND   INTERNATIONAL     MID CAP
  SCIENCES(d)  HIGH YIELD(e)  OPPORTUNITY(d)  TECHNOLOGY(d) COMMUNICATIONS    GROWTH       INCOME (b)     GROWTH (b)     GROWTH (c)
===================================================================================================================================
$        --    $    28,361    $    16,422    $        --    $        --    $    12,255    $    28,284    $     1,406    $        --

      1,840          5,797          9,985            666             85        154,756         24,226          1,043         95,452
        400          1,260          2,170            144             19         33,643          5,267            227         20,750
-----------------------------------------------------------------------------------------------------------------------------------
      2,240          7,057         12,155            810            104        188,399         29,493          1,270        116,202
-----------------------------------------------------------------------------------------------------------------------------------
     (2,240)        21,304          4,267           (810)          (104)      (176,144)        (1,209)           136       (116,202)
-----------------------------------------------------------------------------------------------------------------------------------

      3,867            856         23,807          6,608             96     (2,121,639)        26,565          1,736     (3,289,558)

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
      3,867            856         23,807          6,608             96     (2,121,639)        26,565          1,736     (3,289,558)
-----------------------------------------------------------------------------------------------------------------------------------

     35,706         82,173        257,004         11,320          2,643      5,873,682        467,308         40,146      5,812,032
-----------------------------------------------------------------------------------------------------------------------------------
$    37,333    $   104,333    $   285,078    $    17,118    $     2,635    $ 3,575,899    $   492,664    $    42,018    $ 2,406,272
===================================================================================================================================

===================================================================================================================================
              INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                   JANUS ASPEN SERIES
=========================================================================  ========================================================
   HEALTH                     REAL ESTATE                       TELE-                      GROWTH AND   INTERNATIONAL     MID CAP
  SCIENCES(d)  HIGH YIELD(e)  OPPORTUNITY(d)  TECHNOLOGY(d) COMMUNICATIONS    GROWTH       INCOME (b)     GROWTH (b)     GROWTH (c)
===================================================================================================================================
$    (2,240)   $    21,304    $     4,267    $      (810)   $      (104)   $  (176,144)   $    (1,209)   $       136    $  (116,202)
      3,867            856         23,807          6,608             96     (2,121,639)        26,565          1,736     (3,289,558)

     35,706         82,173        257,004         11,320          2,643      5,873,682        467,308         40,146      5,812,032
-----------------------------------------------------------------------------------------------------------------------------------
     37,333        104,333        285,078         17,118          2,635      3,575,899        492,664         42,018      2,406,272
-----------------------------------------------------------------------------------------------------------------------------------

     45,339         26,468        174,585         10,429            929      1,610,205        219,942          9,262      1,056,035
     (4,698)      (109,380)       (77,773)          (710)            --     (2,118,871)      (294,190)        (6,597)    (1,175,468)
     45,912          8,235         42,812         95,382          6,876         12,633      2,519,856        137,755       (664,509)
-----------------------------------------------------------------------------------------------------------------------------------

     86,553        (74,677)       139,624        105,101          7,805       (496,033)     2,445,608        140,420       (783,942)
-----------------------------------------------------------------------------------------------------------------------------------
    123,886         29,656        424,702        122,219         10,440      3,079,866      2,938,272        182,438      1,622,330
-----------------------------------------------------------------------------------------------------------------------------------
     91,525        459,616        675,178          8,150          2,225     11,841,514             --             --      7,643,097
-----------------------------------------------------------------------------------------------------------------------------------
$   215,411    $   489,272    $ 1,099,880    $   130,369    $    12,665    $14,921,380    $ 2,938,272    $   182,438    $ 9,265,427
===================================================================================================================================

(d) As a result of an April 30, 2004 merger with AIM, the following funds were renamed:

      As of April 30, 2004:
        Invesco VIF Real Estate Opportunity to AIM VI Real Estate

      As of October 15, 2004:
        Invesco VIF Core Equity to AIM VI Core Stock
        Invesco VIF Financial Services to AIM VI Financial Services Invesco VIF Health Sciences to AIM VI Health Sciences
        Invesco VIF Technology to AIM VI Technology

(e) As a result of an April 30, 2004 merger, Invesco VIF High Yield was merged into AIM VI High Yield and Invesco VIF Telecommunications was merged into Invesco VIF Technology and later renamed AIM VI Technology.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                    JANUS
                                                                    ASPEN          LAZARD RETIREMENT
                                                             SERIES (CONTINUED)    SERIES PORTFOLIOS      LORD ABBETT SERIES FUNDS
                                                             ================== ========================  =========================
                                                                  WORLDWIDE                                AMERICA'S     GROWTH AND
                                                                   GROWTH         EQUITY      SMALL CAP    VALUE (a)       INCOME
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $   199,067   $     1,704   $        --  $       101   $    32,708
Expenses:
   Mortality and expense risk fees, net .......................      206,053         2,801        39,598           17        49,995
   Administrative fees ........................................       44,794           609         8,609            4        10,868
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................      250,847         3,410        48,207           21        60,863
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................      (51,780)       (1,706)      (48,207)          80       (28,155)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................   (1,677,935)      (11,015)      (34,485)          --       (80,420)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           73            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares .................................................   (1,677,935)      (11,015)      (34,485)          73       (80,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................    5,413,066        60,233     1,160,604          484     1,284,644
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
             operations .......................................  $ 3,683,351   $    47,512   $ 1,077,912  $       637   $ 1,176,069
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                    JANUS
                                                                    ASPEN          LAZARD RETIREMENT
                                                             SERIES (CONTINUED)    SERIES PORTFOLIOS      LORD ABBETT SERIES FUNDS
                                                             ================== ========================  =========================
                                                                  WORLDWIDE                                AMERICA'S     GROWTH AND
                                                                   GROWTH         EQUITY      SMALL CAP    VALUE (a)       INCOME
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $   (51,780)  $    (1,706)  $   (48,207) $        80   $   (28,155)
   Net realized gain (loss) on investments in portfolio shares    (1,677,935)      (11,015)      (34,485)          73       (80,420)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................    5,413,066        60,233     1,160,604          484     1,284,644
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..    3,683,351        47,512     1,077,912          637     1,176,069
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........    1,638,984         5,460       262,665           --       534,649
   Contract redemptions .......................................   (2,680,509)      (27,246)     (696,021)          --      (597,902)
   Net transfers ..............................................   (1,378,699)       (3,474)      131,773        7,756       629,274
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................   (2,420,224)      (25,260)     (301,583)       7,756       566,021
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............    1,263,127        22,252       776,329        8,393     1,742,090
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................   18,087,881       244,507     3,205,197           --     3,785,131
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ........................  $19,351,008   $   266,759   $ 3,981,526  $     8,393   $ 5,527,221
===================================================================================================================================

Notes:
(a)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                 PIMCO VARIABLE               PIONEER VARIABLE
               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                        INSURANCE TRUST               CONTRACTS TRUST
========================================================================   ==========================    ==========================
                 LIMITED
                 MATURITY        MIDCAP                                        REAL          TOTAL          EQUITY
FASCIANO (a)       BOND          GROWTH        PARTNERS     REGENCY (a)     RETURN (a)    RETURN (a)        INCOME         EUROPE
===================================================================================================================================
$         3    $   145,889    $        --    $        --    $        --    $        79    $     2,541    $    38,447    $       109

         29         32,755            645         22,102             --            131          1,175         22,285            147
          6          7,120            140          4,805             --             28            255          4,845             32
-----------------------------------------------------------------------------------------------------------------------------------
         35         39,875            785         26,907             --            159          1,430         27,130            179
-----------------------------------------------------------------------------------------------------------------------------------
        (32)       106,014           (785)       (26,907)            --            (80)         1,111         11,317            (70)
-----------------------------------------------------------------------------------------------------------------------------------

         --         22,347            740         14,933             --             (1)          (234)       (68,128)         2,082

         --             --             --             --             --          1,061          1,218             --             --

         --             --             --             --             --            466          1,392             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         --         22,347            740         14,933             --          1,526          2,376        (68,128)         2,082
-----------------------------------------------------------------------------------------------------------------------------------
        601       (101,842)        15,259        542,945             --           (521)         3,685        428,773          1,100
-----------------------------------------------------------------------------------------------------------------------------------

$       569    $    26,519    $    15,214    $   530,971    $        --    $       925    $     7,172    $   371,962    $     3,112
===================================================================================================================================

===================================================================================================================================
                                                                                 PIMCO VARIABLE               PIONEER VARIABLE
               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                        INSURANCE TRUST               CONTRACTS TRUST
========================================================================   ==========================    ==========================
                 LIMITED
                 MATURITY        MIDCAP                                        REAL          TOTAL          EQUITY
FASCIANO (a)       BOND          GROWTH        PARTNERS     REGENCY (a)     RETURN (a)    RETURN (a)        INCOME         EUROPE
===================================================================================================================================
$       (32)   $   106,014    $      (785)   $   (26,907)   $        --    $       (80)   $     1,111    $    11,317    $       (70)
         --         22,347            740         14,933             --          1,526          2,376        (68,128)         2,082

        601       (101,842)        15,259        542,945             --           (521)         3,685        428,773          1,100
-----------------------------------------------------------------------------------------------------------------------------------
        569         26,519         15,214        530,971             --            925          7,172        371,962          3,112
-----------------------------------------------------------------------------------------------------------------------------------

      1,797        185,401          5,965         48,310             --          3,383          9,975         84,827          7,486
        (30)      (372,734)          (622)      (448,632)            --             --         (1,769)      (558,587)       (18,902)
      5,046         83,280         23,221        (85,539)         2,100         75,814        316,023         48,552         18,711
-----------------------------------------------------------------------------------------------------------------------------------

      6,813       (104,053)        28,564       (485,861)         2,100         79,197        324,229       (425,208)         7,295
-----------------------------------------------------------------------------------------------------------------------------------
      7,382        (77,534)        43,778         45,110          2,100         80,122        331,401        (53,246)        10,407
-----------------------------------------------------------------------------------------------------------------------------------
         --      2,629,550         40,375      1,847,157             --             --             --      1,934,080            450
-----------------------------------------------------------------------------------------------------------------------------------
$     7,382    $ 2,552,016    $    84,153    $ 1,892,267    $     2,100    $    80,122    $   331,401    $ 1,880,834    $    10,857
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                   PIONEER
                                                                  VARIABLE
                                                                  CONTRACTS               ROYCE
                                                              TRUST (CONTINUED)       CAPITAL FUND           RYDEX VARIABLE TRUST
                                                              ================= ========================== ========================
                                                                    FUND       MICRO-CAP (a) SMALL-CAP (a)  JUNO (a)     MEDIUS (a)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $     2,055   $        --   $        --  $        --   $        --
Expenses:
   Mortality and expense risk fees, net .......................        2,404           795           444           22           561
   Administrative fees ........................................          522           173            96            5           123
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................        2,926           968           540           27           684
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................         (871)         (968)         (540)         (27)         (684)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................       (9,945)        4,162         2,566          (85)        5,313
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --         1,230         8,117           --         1,103
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --         9,153           114           --         1,331
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................       (9,945)       14,545        10,797          (85)        7,747
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................       61,701        13,560         4,005         (294)       (1,584)
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets from
               operations .....................................  $    50,885   $    27,137   $    14,262  $      (406)  $     5,479
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                   PIONEER
                                                                  VARIABLE
                                                                  CONTRACTS               ROYCE
                                                              TRUST (CONTINUED)       CAPITAL FUND           RYDEX VARIABLE TRUST
                                                              ================= ========================== ========================
                                                                    FUND       MICRO-CAP (a) SMALL-CAP (a)  JUNO (a)     MEDIUS (a)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $      (871)  $      (968)  $      (540) $       (27)  $      (684)
   Net realized gain (loss) on investments in portfolio shares        (9,945)       14,545        10,797          (85)        7,747
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       61,701        13,560         4,005         (294)       (1,584)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..       50,885        27,137        14,262         (406)        5,479
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........       33,066         7,404         3,051       (1,325)        1,395
   Contract redemptions .......................................      (19,898)       (3,253)       (1,352)          --        (1,653)
   Net transfers ..............................................      198,076       239,837       168,331        5,781        23,399
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................      211,244       243,988       170,030        4,456        23,141
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............      262,129       271,125       184,292        4,050        28,620
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      135,958            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..........................  $   398,087   $   271,125   $   184,292  $     4,050   $    28,620
===================================================================================================================================

Notes:
(a)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
              RYDEX VARIABLE TRUST (CONTINUED)                                                              SELIGMAN PORTFOLIOS
=====================================================================================================  ============================
                                                                                              U.S.
                                                                               U.S.        GOVERNMENT  COMMUNICATIONS
                                                 SECTOR                     GOVERNMENT        MONEY           AND          GLOBAL
 MEKROS (a)        NOVA            OTC       ROTATION (a)     URSA (a)       BOND (a)        MARKET      INFORMATION     TECHNOLOGY
===================================================================================================================================
$     4,857    $        --    $        --    $        --    $        --    $     1,506    $        76    $        --    $        --

      1,142          1,834         21,154             31             75            582         12,264          5,767          2,505
        248            399          4,599              6             17            127          2,666          1,253            545
-----------------------------------------------------------------------------------------------------------------------------------
      1,390          2,233         25,753             37             92            709         14,930          7,020          3,050
-----------------------------------------------------------------------------------------------------------------------------------
      3,467         (2,233)       (25,753)           (37)           (92)           797        (14,854)        (7,020)        (3,050)
-----------------------------------------------------------------------------------------------------------------------------------

     25,781         35,781         47,541             --         (1,285)        17,679             --        (46,241)       (50,156)

      3,162             --             --             --             --            342             --             --             --

      1,959             --             --             --             --            127             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     30,902         35,781         47,541             --         (1,285)        18,148             --        (46,241)       (50,156)
-----------------------------------------------------------------------------------------------------------------------------------

     (7,131)        38,205        612,858            246           (115)            (3)            --        231,011        117,125
-----------------------------------------------------------------------------------------------------------------------------------
$    27,238    $    71,753    $   634,646    $       209    $    (1,492)   $    18,942    $   (14,854)   $   177,750    $    63,919
===================================================================================================================================

===================================================================================================================================
              RYDEX VARIABLE TRUST (CONTINUED)                                                              SELIGMAN PORTFOLIOS
=====================================================================================================  ============================
                                                                                              U.S.
                                                                               U.S.        GOVERNMENT  COMMUNICATIONS
                                                 SECTOR                     GOVERNMENT        MONEY           AND          GLOBAL
 MEKROS (a)        NOVA            OTC       ROTATION (a)     URSA (a)       BOND (a)        MARKET      INFORMATION     TECHNOLOGY
===================================================================================================================================
$     3,467    $    (2,233)   $   (25,753)   $       (37)   $       (92)   $       797    $   (14,854)   $    (7,020)   $    (3,050)
     30,902         35,781         47,541             --         (1,285)        18,148             --        (46,241)       (50,156)

     (7,131)        38,205        612,858            246           (115)            (3)            --        231,011        117,125
-----------------------------------------------------------------------------------------------------------------------------------
     27,238         71,753        634,646            209         (1,492)        18,942        (14,854)       177,750         63,919
-----------------------------------------------------------------------------------------------------------------------------------

      5,727         11,684        184,685            185             --            687        155,603         60,528         26,857
     (2,542)       (14,729)      (439,251)            --             --        (11,015)      (282,591)       (96,551)       (40,153)
     70,415        361,879         79,745         19,271          3,003         (7,162)       761,513         23,394        (18,440)
-----------------------------------------------------------------------------------------------------------------------------------

     73,600        358,834       (174,821)        19,456          3,003        (17,490)       634,525        (12,629)       (31,736)
-----------------------------------------------------------------------------------------------------------------------------------
    100,838        430,587        459,825         19,665          1,511          1,452        619,671        165,121         32,183
-----------------------------------------------------------------------------------------------------------------------------------
         --        100,490      1,682,338             --             --             --        572,351        426,053        208,954
-----------------------------------------------------------------------------------------------------------------------------------
$   100,838    $   531,077    $ 2,142,163    $    19,665    $     1,511    $     1,452    $ 1,192,022    $   591,174    $   241,137
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                   STRONG                        THIRD
                                                                  VARIABLE                      AVENUE
                                                                  INSURANCE                    VARIABLE
                                                                    FUNDS                    SERIES TRUST     LEVCO SERIES TRUST
                                                                 ===========                 ============ ==========================
                                                                                  STRONG       VARIABLE
                                                                   MID CAP      OPPORTUNITY     ANNUITY       LEVCO     LEVIN MIDCAP
                                                                  GROWTH II       FUND II      TRUST (a)  EQUITY VALUE    VALUE (b)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        --   $     2,045   $        69  $        --   $        --
Expenses:
   Mortality and expense risk fees, net .......................       28,290        31,430           316            7            12
   Administrative fees ........................................        6,150         6,832            69            2             2
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................       34,440        38,262           385            9            14
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................      (34,440)      (36,217)         (316)          (9)          (14)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................     (308,318)     (182,184)           59           --           177
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --            --           375           --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --            --           324           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................     (308,318)     (182,184)          758           --           177
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................    1,002,854     1,043,890         8,254          517           (85)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
             operations .......................................  $   660,096   $   825,489   $     8,696  $       508   $        78
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                   STRONG                        THIRD
                                                                  VARIABLE                      AVENUE
                                                                  INSURANCE                    VARIABLE
                                                                    FUNDS                    SERIES TRUST     LEVCO SERIES TRUST
                                                                 ===========                 ============ ==========================
                                                                                  STRONG       VARIABLE
                                                                   MID CAP      OPPORTUNITY     ANNUITY       LEVCO     LEVIN MIDCAP
                                                                  GROWTH II       FUND II      TRUST (a)  EQUITY VALUE    VALUE (b)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $   (34,440)  $   (36,217)  $      (316) $        (9)  $       (14)
   Net realized gain (loss) on investments in portfolio shares      (308,318)     (182,184)          758           --           177
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................    1,002,854     1,043,890         8,254          517           (85)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..      660,096       825,489         8,696          508            78
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      345,622       305,586        24,396           99            --
   Contract redemptions .......................................     (321,943)     (401,861)          (60)          --            --
   Net transfers ..............................................       94,021      (410,121)      101,536       16,184        (2,812)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................      117,700      (506,396)      125,872       16,283        (2,812)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............      777,796       319,093       134,568       16,791        (2,734)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    2,010,620     2,729,584            --           --         2,734
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ........................  $ 2,788,416   $ 3,048,677   $   134,568  $    16,791   $        --
===================================================================================================================================

Notes:
(a)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.
(b) For the period January 1, 2003 through April 30, 2003 (termination of fund).
(c) For the period May 1, 2003 through December 22, 2003 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
                                                                                            VARIABLE
                                                                                           INSURANCE
                        VAN ECK WORLDWIDE INSURANCE TRUST FUNDS                              FUNDS
======================================================================================    ===========
                                                                               ULTRA        CHOICE
  ABSOLUTE                      EMERGING         HARD           REAL        SHORT-TERM      MARKET        COMBINED
 RETURN (a)         BOND        MARKETS         ASSETS         ESTATE       INCOME (c)    NEUTRAL (a)       TOTAL
====================================================================================================================
$        --    $    11,538    $       951    $     4,842    $     7,493    $       110    $        --    $ 2,402,925

      1,774          8,631          9,649         13,666          4,193             34             15      2,338,098
        386          1,876          2,097          2,971            912              8              3        508,284
--------------------------------------------------------------------------------------------------------------------
      2,160         10,507         11,746         16,637          5,105             42             18      2,846,382
--------------------------------------------------------------------------------------------------------------------
     (2,160)         1,031        (10,795)       (11,795)         2,388             68            (18)      (443,457)
--------------------------------------------------------------------------------------------------------------------

        868         43,321        (29,606)        34,192         (1,932)           174             (9)   (21,200,420)

         --             --             --             --             --             --             --         58,058

         --             --             --             --             --             --             --         14,866
--------------------------------------------------------------------------------------------------------------------
        868         43,321        (29,606)        34,192         (1,932)           174             (9)   (21,127,496)
--------------------------------------------------------------------------------------------------------------------

      9,129         62,919        412,980        457,232        130,484             --             (2)    67,763,753
--------------------------------------------------------------------------------------------------------------------
$     7,837    $   107,271    $   372,579    $   479,629    $   130,940    $       242    $       (29)   $46,192,800
====================================================================================================================

====================================================================================================================
                                                                                            VARIABLE
                                                                                           INSURANCE
                        VAN ECK WORLDWIDE INSURANCE TRUST FUNDS                              FUNDS
======================================================================================    ===========
                                                                               ULTRA        CHOICE
  ABSOLUTE                      EMERGING         HARD           REAL        SHORT-TERM      MARKET        COMBINED
 RETURN (a)         BOND        MARKETS         ASSETS         ESTATE       INCOME (c)    NEUTRAL (a)       TOTAL
====================================================================================================================
$    (2,160)   $     1,031    $   (10,795)   $   (11,795)   $     2,388    $        68    $       (18)  $   (443,457)
        868         43,321        (29,606)        34,192         (1,932)           174             (9)   (21,127,496)

      9,129         62,919        412,980        457,232        130,484             --             (2)    67,763,753
--------------------------------------------------------------------------------------------------------------------
      7,837        107,271        372,579        479,629        130,940            242            (29)    46,192,800
--------------------------------------------------------------------------------------------------------------------

       (896)        63,276         50,442         28,503         67,149             --          3,592     17,386,486
    (46,099)       (42,056)       (89,063)      (245,361)       (35,380)            --             --    (36,603,981)
    466,809         (2,171)        49,756        308,122         52,628           (242)           983     (3,276,654)
--------------------------------------------------------------------------------------------------------------------

    419,814         19,049         11,135         91,264         84,397           (242)         4,575    (22,494,149)
--------------------------------------------------------------------------------------------------------------------
    427,651        126,320        383,714        570,893        215,337             --          4,546     23,698,651
--------------------------------------------------------------------------------------------------------------------
         --        610,392        744,733      1,024,616        348,382             --             --    195,965,394
--------------------------------------------------------------------------------------------------------------------
$   427,651    $   736,712    $ 1,128,447    $ 1,595,509    $   563,719    $        --    $     4,546   $219,664,045
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

   (1) GENERAL Jefferson National Life Annuity Account E ("Account E") (formerly Conseco Variable Account E prior to its name change effective May 1, 2003) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003) pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., ("Inviva") a New York based insurance holding company.

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters

   Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Inviva Securities Corporation, the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account E.

   On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

   Currently, the following investment options are available to new investors:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Focus 20 Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Stock Fund Series I
   Financial Services Fund Series I
   Health Science Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Real Estate Fund Series I
   Technology Fund Series I

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II

JANUS ASPEN SERIES
   Growth Portfolio
   Growth and Income Portfolio
   International Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST
   Money Market Portfolio
   Real Return Bond Portfolio
   Short Term Portfolio
   Total Return Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   Arktos Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Financial Services Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow 30 Fund
   Inverse Mid-Cap Fund
   Inverse Small Cap Fund
   Juno Fund
   Large-Cap Europe Fund
   Large-Cap Growth Fund
   Large-Cap Japan Fund
   Large-Cap Value Fund
   Leisure Fund
   Long Dynamic Dow 30 Fund
   Medius Fund
   Mekros Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Sector Fund
   Retailing Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Titan 500 Fund
   Transportation Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
   Ursa Fund
   Utilities Fund
   Velocity 100 Fund

SALOMON BROTHERS VARIABLE SERIES FUNDS, INC. (SERIES I)
   All Cap Fund
   Large Cap Growth Fund
   Strategic Bond Fund
   Total Return Bond Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG OPPORTUNITY FUND II
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

VARIABLE INSURANCE FUNDS
   Choice VIT Market Neutral Fund

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   (2)  SUMMARY  OF  SIGNIFICANT   ACCOUNTING  POLICIES  INVESTMENT   VALUATION,
TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale. Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro-rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

ANNUITY RESERVES

   Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $47,454,709 and $59,927,632 for the years ended December 31, 2004 and 2003, respectively. The aggregate proceeds from sales of investments in portfolio shares were $69,044,410 and $82,898,161 for the years ended December 31, 2004 and 2003 respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The Company deducts a total daily charge from the total investments of Account E, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $2,634,238 and $2,338,098 for the years ended December 31, 2004 and 2003, respectively. The administrative expenses were $316,118 and $508,284 for the years ended December 31, 2004 and 2003, respectively.

   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,200,577 and $1,633,735 for the years ended December 31, 2004 and 2003, respectively.

(5) FINANCIAL HIGHLIGHTS

   The following table discloses total returns, investment income and expense ratios for each offered fund in Account E.

   The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

   The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

   The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                   INVESTMENT
                                                        UNITS          UNIT      ----------        TOTAL        INCOME       EXPENSE
                                                        (000S)         VALUE       (000S)          RETURN        RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced Portfolio
     December 31, 2004 ................                 4,510          $ 3.08    $13,929             9.22%        1.98%        1.40%
     December 31, 2003 ................                 5,139            2.82     14,486            21.58%        2.78%        1.40%
     December 31, 2002 ................                 5,730            2.32     13,287           -14.13%        3.01%        1.40%
     December 31, 2001 ................                 7,468            2.70     20,167            -7.91%        3.12%        1.40%
   Equity Portfolio
     December 31, 2004 ................                 6,106            5.02     30,670            19.28%        0.35%        1.40%
     December 31, 2003 ................                 7,053            4.21     29,686            35.27%        0.30%        1.40%
     December 31, 2002 ................                 8,160            3.11     25,389           -14.62%        0.31%        1.40%
     December 31, 2001 ................                 9,840            3.64     35,860           -11.56%        0.73%        1.40%
   Fixed Income Portfolio
     December 31, 2004 ................                 2,915            1.80      5,271             3.43%        4.33%        1.40%
     December 31, 2003 ................                 4,519            1.74      7,863             7.81%        5.65%        1.40%
     December 31, 2002 ................                 5,893            1.61      9,513             3.23%        5.89%        1.40%
     December 31, 2001 ................                 8,610            1.56     13,465             7.32%        5.86%        1.40%
   Focus 20 Portfolio
     December 31, 2004 ................                   550            0.30        178            -5.87%        0.00%        1.40%
     December 31, 2003 ................                 1,348            0.32        430            51.54%        0.00%        1.40%
     December 31, 2002 ................                   579            0.21        122           -53.07%        0.00%        1.40%
     December 31, 2001 ................                   644            0.45        288           -46.76%        0.00%        1.40%
   Government Securities Portfolio
     December 31, 2004 ................                 2,159            1.59      3,444             0.96%        3.31%        1.40%
     December 31, 2003 ................                 3,457            1.57      5,445            -0.05%        4.16%        1.40%
     December 31, 2002 ................                 3,753            1.58      5,914             7.81%        3.84%        1.40%
     December 31, 2001 ................                 3,229            1.46      4,720             4.65%        4.53%        1.40%
   High Yield Portfolio
     December 31, 2004 ................                   933            1.48      1,384             8.93%        6.54%        1.40%
     December 31, 2003 ................                 1,178            1.36      1,600            25.62%        8.04%        1.40%
     December 31, 2002 ................                   757            1.08        819             4.00%        9.34%        1.40%
     December 31, 2001 ................                   482            1.04        502             1.73%       12.03%        1.40%
   Money Market Portfolio
     December 31, 2004 ................                 3,130            1.29      4,043            -0.48%        0.88%        1.40%
     December 31, 2003 ................                 4,705            1.30      6,099            -0.77%        0.77%        1.40%
     December 31, 2002 ................                 8,775            1.31     11,462            -0.16%        1.25%        1.40%
     December 31, 2001 ................                11,329            1.31     14,821             2.52%        3.79%        1.40%

AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2004 ................                    77            1.41        108             9.20%        0.00%        1.40%
     December 31, 2003 ................                    34            1.29         44            29.13%        0.00%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Core Stock Fund
     December 31, 2004 ................                   737            1.07        790             2.56%        0.85%        1.40%
     December 31, 2003 ................                   834            1.04        870            20.89%        1.12%        1.40%
     December 31, 2002 ................                 1,406            0.86      1,213           -20.24%        1.56%        1.40%
     December 31, 2001 ................                   866            1.08        937           -10.24%        1.57%        1.40%
   Financial Services Fund
     December 31, 2004 ................                   123            1.11        137             6.82%        0.49%        1.40%
     December 31, 2003 ................                   209            1.04        217            27.78%        0.58%        1.40%
     December 31, 2002 ................                   144            0.81        117           -16.09%        0.52%        1.40%
     December 31, 2001 ................                   102            0.97         99            -3.84%        1.25%        1.40%
   Health Sciences Fund
     December 31, 2004 ................                   627            1.02        639             6.26%        0.00%        1.40%
     December 31, 2003 ................                   224            0.96        215            26.01%        0.00%        1.40%
     December 31, 2002 ................                   120            0.76         92           -25.50%        0.00%        1.40%
     December 31, 2001 ................                   149            1.02        152             1.75%        1.33%        1.40%
   High Yield Fund
     December 31, 2004 ................                    38           10.77        408             8.02%        4.63%        1.40%
     Inception May 1, 2004 ............                    --            9.97         --               N/A          N/A          N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                   INVESTMENT
                                                        UNITS          UNIT      ----------        TOTAL        INCOME       EXPENSE
                                                        (000S)         VALUE       (000S)          RETURN        RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS: (CONTINUED)
   Mid Cap Core Equity Fund
     December 31, 2004 ................                    92          $ 1.39      $ 128            12.06%        0.02%        1.40%
     December 31, 2003 ................                    38            1.24         47            24.56%        0.00%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Real Estate Fund
     December 31, 2004 ................                   814            1.96      1,593            35.02%        0.77%        1.40%
     December 31, 2003 ................                   758            1.45      1,100            36.89%        2.30%        1.40%
     December 31, 2002 ................                   637            1.06        675             4.89%        1.68%        1.40%
     December 31, 2001 ................                   149            1.01        151             0.79%        4.28%        1.40%
   Technology Fund
     December 31, 2004 ................                   157            0.56         88             3.05%        0.00%        1.40%
     December 31, 2003 ................                   240            0.54        130            43.27%        0.00%        1.40%
     December 31, 2002 ................                    21            0.38          8           -47.59%        0.00%        1.40%
     December 31, 2001 ................                    42            0.72         30           -29.41%        0.00%        1.40%

THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2004 ................                 4,513            1.67      7,543             4.14%        0.00%        1.40%
     December 31, 2003 ................                 5,490            1.60      8,805            33.28%        0.00%        1.40%
     December 31, 2002 ................                 6,150            1.20      7,400           -33.92%        0.04%        1.40%
     December 31, 2001 ................                 7,479            1.82     13,618           -13.05%        0.23%        1.40%
   Leveraged AllCap Portfolio
     December 31, 2004 ................                 3,270            2.85      9,310             6.80%        0.00%        1.40%
     December 31, 2003 ................                 3,810            2.67     10,167            32.85%        0.00%        1.40%
     December 31, 2002 ................                 3,953            2.01      7,939           -34.83%        0.01%        1.40%
     December 31, 2001 ................                 4,243            3.08     13,079           -17.11%        0.00%        1.40%
   MidCap Portfolio
     December 31, 2004 ................                 2,424            2.09      5,075            11.27%        0.00%        1.40%
     December 31, 2003 ................                 2,294            1.88      4,308            45.74%        0.00%        1.40%
     December 31, 2002 ................                 2,174            1.29      2,802           -30.52%        0.00%        1.40%
     December 31, 2001 ................                 2,991            1.86      5,548            -7.83%        7.37%        1.40%
   Small Capitalization Portfolio
     December 31, 2004 ................                 2,260            1.30      2,934            15.14%        0.00%        1.40%
     December 31, 2003 ................                 2,701            1.13      3,049            40.37%        0.00%        1.40%
     December 31, 2002 ................                 2,852            0.80      2,293           -27.25%        0.00%        1.40%
     December 31, 2001 ................                 4,304            1.11      4,759           -30.50%        0.05%        1.40%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2004 ................                   191            1.13        217             9.60%        0.91%        1.40%
     December 31, 2003 ................                   176            1.03        182            30.66%        1.37%        1.40%
     December 31, 2002 ................                   139            0.79        110           -23.14%        0.69%        1.40%
     December 31, 2001 ................                   112            1.03        115             2.19%        0.00%        1.40%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Income & Growth Fund
     December 31, 2004 ................                 1,569            1.13      1,778            11.08%        1.41%        1.40%
     December 31, 2003 ................                 1,627            1.02      1,655            27.57%        1.59%        1.40%
     December 31, 2002 ................                 1,538            0.80      1,227           -20.49%        1.01%        1.40%
     December 31, 2001 ................                 1,597            1.00      1,602            -9.63%        0.73%        1.40%
   Inflation Protection Fund
     December 31, 2004 ................                    --           10.55          2             5.08%        3.31%        1.40%
     Inception May 1, 2004 ............                    --           10.04         --               N/A          N/A          N/A
   International Fund
     December 31, 2004 ................                   839            1.30      1,086            13.70%        0.55%        1.40%
     December 31, 2003 ................                   681            1.14        778            22.78%        0.93%        1.40%
     December 31, 2002 ................                   688            0.93        641           -21.48%        0.74%        1.40%
     December 31, 2001 ................                   771            1.19        915           -30.17%        0.09%        1.40%
   Value Fund
     December 31, 2004 ................                 2,525            1.98      5,008            12.54%        1.01%        1.40%
     December 31, 2003 ................                 2,590            1.76      4,557            27.17%        1.32%        1.40%
     December 31, 2002 ................                 2,875            1.38      3,977           -13.84%        0.96%        1.40%
     December 31, 2001 ................                 3,347            1.61      5,373            11.25%        1.15%        1.40%

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                   INVESTMENT
                                                        UNITS          UNIT      ----------        TOTAL        INCOME       EXPENSE
                                                        (000S)         VALUE       (000S)          RETURN        RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2004 ................                 2,201          $ 1.78    $ 3,911             4.92%        0.39%        1.40%
     December 31, 2003 ................                 2,430            1.70      4,123            24.25%        0.14%        1.40%
     December 31, 2002 ................                 2,597            1.37      3,546           -29.94%        0.19%        1.40%
     December 31, 2001 ................                 3,297            1.95      6,426           -23.66%        0.06%        1.40%

DREYFUS STOCK INDEX FUND
     December 31, 2004 ................                11,179            2.26     25,247             9.19%        1.80%        1.40%
     December 31, 2003 ................                12,399            2.07     25,663            26.58%        1.80%        1.40%
     December 31, 2002 ................                14,195            1.64     23,211           -23.44%        1.30%        1.40%
     December 31, 2001 ................                17,247            2.14     36,838           -13.41%        1.10%        1.40%

DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2004 ................                 1,115            0.95      1,057             6.53%        1.32%        1.40%
     December 31, 2003 ................                 1,263            0.89      1,127            21.81%        1.14%        1.40%
     December 31, 2002 ................                   952            0.73        697           -23.69%        0.55%        1.40%
     December 31, 2001 ................                 1,729            0.96      1,659           -14.48%        0.43%        1.40%
   International Value Portfolio
     December 31, 2004 ................                 2,045            1.33      2,716            18.48%        1.06%        1.40%
     December 31, 2003 ................                 1,899            1.12      2,132            34.46%        1.64%        1.40%
     December 31, 2002 ................                 1,434            0.83      1,198           -13.45%        1.17%        1.40%
     December 31, 2001 ................                   431            0.96        416           -14.43%        1.37%        1.40%

FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2004 ................                   986            1.28      1,265             8.12%        4.68%        1.40%
     December 31, 2003 ................                 1,183            1.18      1,400            18.99%        7.96%        1.40%
     December 31, 2002 ................                 1,804            0.99      1,794           -25.01%        5.68%        1.40%
     December 31, 2001 ................                 1,684            1.33      2,234           -14.93%        3.24%        1.40%
   High Income Bond Fund II
     December 31, 2004 ................                 1,009            1.62      1,639             8.76%        8.23%        1.40%
     December 31, 2003 ................                 1,477            1.49      2,199            20.52%        8.88%        1.40%
     December 31, 2002 ................                 2,096            1.24      2,590            -0.04%        9.60%        1.40%
     December 31, 2001 ................                 2,378            1.24      2,940            -0.04%       11.38%        1.40%
   International Equity Fund II
     December 31, 2004 ................                   548            1.59        870            12.67%        0.00%        1.40%
     December 31, 2003 ................                   811            1.41      1,144            30.02%        0.00%        1.40%
     December 31, 2002 ................                   735            1.09        798           -23.84%        0.00%        1.40%
     December 31, 2001 ................                 1,343            1.42      1,913           -30.41%        5.23%        1.40%

JANUS ASPEN SERIES:
   Growth Portfolio
     December 31, 2004 ................                 7,373            1.90     14,033             2.96%        0.14%        1.40%
     December 31, 2003 ................                 8,086            1.85     14,921            29.90%        0.11%        1.40%
     December 31, 2002 ................                 8,336            1.42     11,842           -27.53%        0.00%        1.40%
     December 31, 2001 ................                 9,598            1.96     18,814           -25.79%        0.07%        1.40%
   Growth and Income Portfolio
     December 31, 2004 ................                 2,144            1.35      2,908            10.06%        0.64%        1.40%
     December 31, 2003 ................                 2,390            1.23      2,931            19.94%        1.63%        1.40%
     Inception March 21, 2003 .........                    --            1.02         --               N/A          N/A          N/A
   International Growth Portfolio
     December 31, 2004 ................                   191            1.69        323            17.05%        0.89%        1.40%
     December 31, 2003 ................                   126            1.44        182            42.44%        1.89%        1.40%
     Inception March 21, 2003                              --            1.01         --               N/A          N/A          N/A
   Mid Cap Growth Portfolio
     December 31, 2004 ................                 5,158            1.99     10,285            18.83%        0.00%        1.40%
     December 31, 2003 ................                 5,533            1.67      9,265            33.23%        0.00%        1.40%
     December 31, 2002 ................                 6,080            1.26      7,643           -28.94%        0.00%        1.40%
     December 31, 2001 ................                 6,883            1.77     12,175           -40.30%        0.00%        1.40%
   Worldwide Growth Portfolio
     December 31, 2004 ................                 7,751            2.26     17,507             3.38%        0.99%        1.40%
     December 31, 2003 ................                 8,852            2.19     19,351            22.27%        1.35%        1.40%
     December 31, 2002 ................                10,117            1.79     18,088           -26.54%        0.85%        1.40%
     December 31, 2001 ................                12,664            2.43     30,823           -23.52%        0.47%        1.40%


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                   INVESTMENT
                                                        UNITS          UNIT      ----------        TOTAL        INCOME       EXPENSE
                                                        (000S)         VALUE       (000S)          RETURN        RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2004                                      8         $ 12.65     $   98            28.82%        0.00%        1.40%
     Inception May 1, 2004                                 --            9.82         --               N/A          N/A          N/A
   Equity Portfolio
     December 31, 2004 ................                   166            1.13        187            10.60%        0.56%        1.40%
     December 31, 2003 ................                   261            1.02        267            22.29%        0.85%        1.40%
     December 31, 2002 ................                   293            0.84        245           -17.42%        0.09%        1.40%
     December 31, 2001 ................                   203            1.01        205            -8.76%        0.62%        1.40%
   International Equity Portfolio
     December 31, 2004 ................                     3           11.29         39            13.70%        0.27%        1.40%
     Inception May 1, 2004 ............                    --            9.93         --               N/A          N/A          N/A
   Small Cap Portfolio
     December 31, 2004 ................                 2,652            1.54      4,086            13.23%        0.00%        1.40%
     December 31, 2003 ................                 2,927            1.36      3,981            35.32%        0.00%        1.40%
     December 31, 2002 ................                 3,189            1.00      3,205           -18.82%        0.00%        1.40%
     December 31, 2001 ................                 2,074            1.24      2,568            16.97%        6.46%        1.40%

LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2004 ................                   264            1.40        371            14.61%        5.61%        1.40%
     December 31, 2003 ................                     7            1.22          8            22.16%        8.32%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Growth and Income Portfolio
     December 31, 2004 ................                 5,250            1.41      7,413            11.18%        0.88%        1.40%
     December 31, 2003 ................                 4,343            1.27      5,509            29.19%        0.92%        1.40%
     December 31, 2002 ................                 3,850            0.98      3,779           -19.17%        0.64%        1.40%
     December 31, 2001 ................                 2,130            1.21      2,587            -8.02%        0.69%        1.40%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2004 ................                    10            1.38         13            10.04%        0.00%        1.40%
     December 31, 2003 ................                     6            1.25          7            24.90%        0.14%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Limited Maturity Bond Portfolio
     December 31, 2004 ................                 1,679            1.27      2,124            -0.26%        3.43%        1.40%
     December 31, 2003 ................                 2,004            1.27      2,552             1.00%        6.24%        1.40%
     December 31, 2002 ................                 2,086            1.26      2,630             3.87%        3.44%        1.40%
     December 31, 2001 ................                 1,772            1.21      2,150             7.26%        3.37%        1.40%
   Midcap Growth Portfolio
     December 31, 2004 ................                   195            0.87        170            14.83%        0.00%        1.40%
     December 31, 2003 ................                   111            0.76         84            26.29%        0.00%        1.40%
     December 31, 2002 ................                    67            0.60         40           -30.32%        0.00%        1.40%
     December 31, 2001 ................                    17            0.86         14           -14.55%        0.00%        1.40%
   Partners Portfolio
     December 31, 2004 ................                 1,390            1.50      2,087            17.28%        0.01%        1.40%
     December 31, 2003 ................                 1,479            1.28      1,891            33.21%        0.00%        1.40%
     December 31, 2002 ................                 1,922            0.96      1,845           -25.20%        0.62%        1.40%
     December 31, 2001 ................                 3,059            1.28      3,926            -4.19%        0.39%        1.40%
   Regency Portfolio
     December 31, 2004 ................                    97            1.57        153            20.47%        0.03%        1.40%
     December 31, 2003 ................                     2            1.30          2            30.19%          N/A        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Socially Responsive Portfolio
     December 31, 2004 ................                    --           11.29         --            12.79%        0.00%        1.40%
     Inception May 1, 2004 ............                    --           10.01         --               N/A          N/A          N/A

PIMCO VARIABLE INSURANCE TRUST:
   Money Market Portfolio
     December 31, 2004 ................                     2            9.98         23            -0.20%        1.40%        1.40%
     Inception May 1, 2004 ............                    --           10.00         --               N/A          N/A          N/A



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                   INVESTMENT
                                                        UNITS          UNIT      ----------        TOTAL        INCOME       EXPENSE
                                                        (000S)         VALUE       (000S)          RETURN        RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
   Real Return Portfolio
     December 31, 2004 ................                   711          $ 1.13     $  803             7.45%        1.02%        1.40%
     December 31, 2003 ................                    76            1.05         80             4.79%        0.84%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Short-Term Portfolio
     December 31, 2004 ................                    35           10.01        351             0.10%        1.97%        1.40%
     Inception May 1, 2004 ............                    --           10.00         --               N/A          N/A          N/A
   Total Return Portfolio
     December 31, 2004 ................                   890            1.05        931             3.84%        1.89%        1.40%
     December 31, 2003 ................                   328            1.01        331             1.02%        3.03%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A

PIONEER VARIABLE CONTRACTS TRUST
   Equity Income Portfolio
     December 31, 2004 ................                   470            1.05        492            14.90%        1.89%        1.40%
     December 31, 2003 ................                 2,058            0.91      1,881            20.57%        2.42%        1.40%
     December 31, 2002 ................                 2,552            0.76      1,934           -17.22%        2.15%        1.40%
     December 31, 2001 ................                 2,897            0.92      2,653            -7.22%        1.81%        1.40%
   Europe Portfolio
     December 31, 2004 ................                    60            0.92         55            17.13%        0.27%        1.40%
     December 31, 2003 ................                    14            0.79         11            31.08%        1.04%        1.40%
     December 31, 2002 ................                     1            0.60          1           -20.19%        0.00%        1.40%
     December 31, 2001 ................                     7            0.75          5           -24.50%        1.47%        1.40%
   Fund Portfolio
     December 31, 2004 ................                   388            0.93        360             9.46%        0.91%        1.40%
     December 31, 2003 ................                   469            0.85        398            21.72%        1.20%        1.40%
     December 31, 2002 ................                   195            0.70        136           -20.38%        0.86%        1.40%
     December 31, 2001 ................                   136            0.88        120           -10.87%        2.39%        1.40%

ROYCE CAPITAL FUNDS:
   Micro-Cap Fund
     December 31, 2004 ................                   532            1.66        881            12.48%        0.00%        1.40%
     December 31, 2003 ................                   184            1.48        271            46.81%        0.00%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Small-Cap Fund
     December 31, 2004 ................                   530            1.72        909            23.48%        0.00%        1.40%
     December 31, 2003 ................                   132            1.39        184            39.54%        0.00%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A

RYDEX VARIABLE TRUST:
   Arktos Fund
     December 31, 2004 ................                    --            8.63         --           -14.64%        0.00%        1.40%
     Inception May 1, 2004 ............                    --           10.11         --               N/A          N/A          N/A
   Banking Fund
     December 31, 2004 ................                     3           11.58         29            14.65%        0.95%        1.40%
     Inception May 1, 2004 ............                    --           10.10         --               N/A          N/A          N/A
   Basic Materials Fund
     December 31, 2004 ................                     1           12.37         12            24.07%        0.08%        1.40%
     Inception May 1, 2004 ............                    --            9.97         --               N/A          N/A          N/A
   Biotechnology Fund
     December 31, 2004 ................                    --            9.25          1            -5.61%        0.00%        1.40%
     Inception May 1, 2004 ............                    --            9.80         --               N/A          N/A          N/A
   Consumer Products Fund
     December 31, 2004 ................                     1           10.40         12             2.97%        0.05%        1.40%
     Inception May 1, 2004 ............                    --           10.10         --               N/A          N/A          N/A
   Electronics Fund
     December 31, 2004 ................                     1            9.10          6            -6.57%        0.00%        1.40%
     Inception May 1, 2004 ............                    --            9.74         --               N/A          N/A          N/A
   Energy Fund
     December 31, 2004 ................                    14           12.10        175            18.40%        0.01%        1.40%
     Inception May 1, 2004 ............                    --           10.22         --               N/A          N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                   INVESTMENT
                                                        UNITS          UNIT      ----------        TOTAL        INCOME       EXPENSE
                                                        (000S)         VALUE       (000S)          RETURN        RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
   Energy Services Fund
     December 31, 2004 ................                     9          $12.09      $ 103            18.88%        0.00%        1.40%
     Inception May 1, 2004 ............                    --           10.17         --               N/A          N/A          N/A
   Financial Services Fund
     December 31, 2004 ................                    --           11.47         --            14.13%        3.50%        1.40%
     Inception May 1, 2004 ............                    --           10.05         --               N/A          N/A          N/A
   Health Care Fund
     December 31, 2004 ................                     3           10.06         34            -0.10%        0.00%        1.40%
     Inception May 1, 2004 ............                    --           10.07         --               N/A          N/A          N/A
   Internet Fund
     December 31, 2004 ................                     3           11.19         32            14.30%        0.00%        1.40%
     Inception May 1, 2004 ............                    --            9.79         --               N/A          N/A          N/A
   Inverse Dynamic Dow 30 Fund
     December 31, 2004 ................                    --            8.71          3           -13.59%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --           10.08         --               N/A          N/A          N/A
   Inverse Mid-Cap Fund
     December 31, 2004 ................                    --            8.74         --           -12.07%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --            9.94         --               N/A          N/A          N/A
   Inverse Small-Cap Fund
     December 31, 2004 ................                    --            8.46         --           -15.06%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --            9.96         --               N/A          N/A          N/A
   Juno Fund
     December 31, 2004 ................                   456            0.87        395           -11.54%        0.00%        1.40%
     December 31, 2003 ................                     4            0.98          4            -1.64%        0.00%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Large-Cap Europe Fund
     December 31, 2004 ................                     2           12.04         21            19.09%       46.01%        1.40%
     Inception May 1, 2004 ............                    --           10.11         --               N/A          N/A          N/A
   Large-Cap Growth Fund
     December 31, 2004 ................                    --           10.49         --             5.32%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --            9.96         --               N/A          N/A          N/A
   Large-Cap Japan Fund
     December 31, 2004 ................                    --           10.32          4             4.56%        0.00%        1.40%
     Inception May 1, 2004 ............                    --            9.87         --               N/A          N/A          N/A
   Large-Cap Value Fund
     December 31, 2004 ................                    --           11.17         --            12.15%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --            9.96         --               N/A          N/A          N/A
   Leisure Fund
     December 31, 2004 ................                     1           11.51         16            14.87%        0.00%        1.40%
     Inception May 1, 2004 ............                    --           10.02         --               N/A          N/A          N/A
   Long Dynamic Dow 30 Fund
     December 31, 2004 ................                    --           11.04         --            11.29%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --            9.92         --               N/A          N/A          N/A
   Medius Fund
     December 31, 2004 ................                    18            1.79         32            20.74%        0.00%        1.40%
     December 31, 2003 ................                    19            1.48         29            48.26%        0.00%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Mekros Fund
     December 31, 2004 ................                    71            1.95        139            23.27%        0.00%        1.40%
     December 31, 2003 ................                    64            1.58        101            57.96%        5.95%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Mid-Cap Growth Fund
     December 31, 2004 ................                    --           11.06         --             9.94%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --           10.06         --               N/A          N/A          N/A
   Mid-Cap Value Fund
     December 31, 2004 ................                    --           11.32         --            12.75%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --           10.04         --               N/A          N/A          N/A
   Nova Fund
     December 31, 2004 ................                    32           11.21        355            12.98%        0.04%        1.40%
     December 31, 2003 ................                    54            9.92        531            37.26%        0.00%        1.40%
     December 31, 2002 ................                    14            7.23        100           -36.62%       14.52%        1.40%
     December 31, 2001 ................                    20           11.41        223           -24.64%       17.06%        1.40%


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                   INVESTMENT
                                                        UNITS          UNIT      ----------        TOTAL        INCOME       EXPENSE
                                                        (000S)         VALUE       (000S)          RETURN        RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
   OTC Fund
     December 31, 2004 ................                   116          $14.08    $ 1,626             7.83%        0.00%        1.40%
     December 31, 2003 ................                   164           13.06      2,142            43.40%        0.00%        1.40%
     December 31, 2002 ................                   185            9.11      1,682           -39.71%        0.00%        1.40%
     December 31, 2001 ................                   126           15.10      1,906           -36.08%        0.00%        1.40%
   Precious Metals Fund
     December 31, 2004 ................                     2           11.46         24            14.60%        0.00%        1.40%
     Inception May 1, 2004 ............                    --           10.00         --               N/A          N/A          N/A
   Real Estate Fund
     December 31, 2004 ................                     9           13.37        125            32.51%        2.29%        1.40%
     Inception May 1, 2004 ............                    --           10.09         --               N/A          N/A          N/A
   Retailing Fund
     December 31, 2004 ................                    --           10.66         --             6.71%        0.00%        1.40%
     Inception May 1, 2004 ............                    --            9.99         --               N/A          N/A          N/A
   Sector Rotation Fund
     December 31, 2004 ................                     6            1.36          9             8.82%        0.00%        1.40%
     December 31, 2003 ................                    16            1.25         20            24.67%        0.00%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Small-Cap Growth Fund
     December 31, 2004 ................                    --           11.53         --            14.61%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --           10.06         --               N/A          N/A          N/A
   Small-Cap Value Fund
     December 31, 2004 ................                    --           11.50          1            14.54%        0.00%        1.40%
     Inception July 15, 2004 ..........                    --           10.04         --               N/A          N/A          N/A
   Technology Fund
     December 31, 2004 ................                    --           10.46          1             6.30%        0.00%        1.40%
     Inception May 1, 2004 ............                    --            9.84         --               N/A          N/A          N/A
   Telecommunications Fund
     December 31, 2004 ................                    --          10.83           1             9.50%        0.00%        1.40%
     Inception May 1, 2004 ............                    --            9.89         --               N/A          N/A          N/A
   Titan 500 Fund
     December 31, 2004 ................                    12           11.56        139            15.02%        0.00%        1.40%
     Inception May 1, 2004 ............                    --           10.05         --               N/A          N/A          N/A
   Transportation Fund
     December 31, 2004 ................                     1           12.56         13            25.35%        0.00%        1.40%
     Inception May 1, 2004 ............                    --           10.02         --               N/A          N/A          N/A
   U.S. Government Bond Fund
     December 31, 2004 ................                    18            1.03         19             6.54%        3.34%        1.40%
     December 31, 2003 ................                     2            0.97          2            -3.18%        3.62%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   U.S. Government Money Market Fund
     December 31, 2004 ................                 1,208            0.97      1,171            -1.12%        0.25%        1.40%
     December 31, 2003 ................                 1,215            0.98      1,192            -1.38%        0.01%        1.40%
     December 31, 2002 ................                   575            0.99        572            -0.93%        0.37%        1.40%
     December 31, 2001 ................                     3            1.00          3             0.39%        1.29%        1.40%
   Ursa Fund
     December 31, 2004 ................                     6            0.71          5           -11.47%        0.00%        1.40%
     December 31, 2003 ................                     2            0.80          2           -19.69%        0.00%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Utilities Fund
     December 31, 2004 ................                     5           11.53         57            14.61%        3.84%        1.40%
     Inception May 1, 2004 ............                    --           10.06         --               N/A          N/A          N/A
   Velocity 100 Fund
     December 31, 2004 ................                     2           12.11         21            23.95%        4.61%        1.40%
     Inception May 1, 2004 ............                    --            9.77         --               N/A          N/A          N/A

SALOMON BROTHERS VARIABLE SERIES FUND INC:
   All Cap Fund
     December 31, 2004 ................                     1           10.70          8             6.26%       11.48%        1.40%
     Inception May 1, 2004 ............                    --           10.07         --               N/A          N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                   INVESTMENT
                                                        UNITS          UNIT      ----------        TOTAL        INCOME       EXPENSE
                                                        (000S)         VALUE       (000S)          RETURN        RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------


SALOMON BROTHERS VARIABLE SERIES FUND INC: (CONTINUED
   Large Cap Growth Fund ..............
     December 31, 2004 ................                    --          $ 9.92     $   --             0.10%        0.00%        1.40%
     Inception May 1, 2004 ............                    --            9.91         --               N/A          N/A          N/A
   Strategic Bond Fund
     December 31, 2004 ................                   103           10.61      1,090             6.10%       71.57%        1.40%
     Inception May 1, 2004 ............                    --           10.00         --               N/A          N/A          N/A
   Total Return Fund
     December 31, 2004 ................                    --           10.59         --             5.69%        0.00%        1.40%
     Inception May 1, 2004 ............                    --           10.02         --               N/A          N/A          N/A

SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2004 ................                   989            0.56        555             9.19%        0.00%        1.40%
     December 31, 2003 ................                 1,153            0.51        591            42.05%        0.00%        1.40%
     December 31, 2002 ................                 1,180            0.36        426           -37.12%        0.00%        1.40%
     December 31, 2001 ................                 1,356            0.57        779             3.60%        0.00%        1.40%
   Global Technology Portfolio
     December 31, 2004 ................                   495            0.48        236             3.04%        0.00%        1.40%
     December 31, 2003 ................                   518            0.47        241            34.17%        0.00%        1.40%
     December 31, 2002 ................                   602            0.35        209           -32.74%        0.00%        1.40%
     December 31, 2001 ................                   726            0.52        375           -23.29%        0.19%        1.40%

STRONG VARIABLE INSURANCE FUNDS, INC.:
   Mid Cap Growth Fund II
     December 31, 2004 ................                 1,591            1.66      2,648            17.79%        0.00%        1.40%
     December 31, 2003 ................                 1,969            1.41      2,775            32.35%        0.00%        1.40%
     December 31, 2002 ................                 1,886            1.06      2,008           -38.45%        0.00%        1.40%
     December 31, 2001 ................                 5,009            1.73      8,666           -31.74%        0.00%        1.40%

STRONG OPPORTUNITY FUND II, INC.
     December 31, 2004 ................                 1,677            2.08      3,485            16.69%        0.00%        1.40%
     December 31, 2003 ................                 1,710            1.78      3,049            35.10%        0.09%        1.40%
     December 31, 2002 ................                 2,069            1.32      2,729           -27.84%        0.37%        1.40%
     December 31, 2001 ................                 1,836            1.83      3,357            -5.05%        2.83%        1.40%

THIRD AVENUE FUNDS:
   Variable Annuity Trust:
     December 31, 2004 ................                   361            1.62        587            17.87%        0.62%        1.40%
     December 31, 2003 ................                    98            1.37        135            37.45%        0.31%        1.40%
     Inception May 1, 2003                                 --            1.00         --               N/A          N/A          N/A

VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2004 ................                    13            0.98         13            -1.27%        0.00%        1.40%
     December 31, 2003 ................                   431            0.99        428            -0.73%        0.00%        1.40%
     Inception May 1, 2003 ............                    --            1.00         --               N/A          N/A          N/A
   Worldwide Bond Fund.
     December 31, 2004 ................                   808            1.49      1,201             7.99%        8.20%        1.40%
     December 31, 2003 ................                   534            1.38        737            16.52%        1.87%        1.40%
     December 31, 2002 ................                   515            1.18        610            19.97%        0.00%        1.40%
     December 31, 2001 ................                   230            0.99        227            -6.44%        4.52%        1.40%
   Worldwide Emerging Markets Fund
     December 31, 2004 ................                 1,352            1.27      1,722            23.78%        0.60%        1.40%
     December 31, 2003 ................                 1,100            1.03      1,129            52.05%        0.14%        1.40%
     December 31, 2002 ................                 1,104            0.67        745            -4.25%        0.18%        1.40%
     December 31, 2001 ................                 1,348            0.70        950            -3.18%        0.00%        1.40%
   Worldwide Hard Assets Fund
     December 31, 2004 ................                 1,092            1.61      1,753            22.57%        0.47%        1.40%
     December 31, 2003 ................                 1,215            1.31      1,596            43.06%        0.50%        1.40%
     December 31, 2002 ................                 1,116            0.92      1,025            -4.20%        0.63%        1.40%
     December 31, 2001 ................                   588            0.96        564           -11.71%        1.32%        1.40%



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                   INVESTMENT
                                                        UNITS          UNIT      ----------        TOTAL        INCOME       EXPENSE
                                                        (000S)         VALUE       (000S)          RETURN        RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST: (CONTINUED)
   Worldwide Real Estate Fund
     December 31, 2004 ................                   423          $ 1.68      $ 710            34.50%        1.53%        1.40%
     December 31, 2003 ................                   451            1.25        564            32.63%        2.50%        1.40%
     December 31, 2002 ................                   370            0.94        348            -5.81%        2.33%        1.40%
     December 31, 2001 ................                   334            1.00        334             3.86%        0.91%        1.40%

VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund
     December 31, 2004 ................                    32            0.81         26           -20.23%        0.00%        1.40%
     December 31, 2003 ................                     4            1.02          5             1.55%        0.00%        1.40%
     Inception May 1, 2003 ............                     --            1.00          --           N/A          N/A          N/A



JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED


--------------------------------------------------------------------------------

(6) Unit Progression

   The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                     NUMBER
                                                                    OF UNITS                                           NUMBER
                                                                    BEGINNING                                         OF UNITS
                                                                   OF THE YEAR         UNITS           UNITS             END
FUND DESCRIPTION                                        NOTES         TOTAL          PURCHASED       REDEEMED        OF THE YEAR
------------------------------------------------------------------------------------------------------------------------------------

40|86 SERIES TRUST:
    Balanced                                                         5,138,649.6       529,974.0     (1,158,290.8)     4,510,332.8
    Equity                                                           7,053,367.4       711,962.3     (1,659,544.3)     6,105,785.4
    Fixed Income                                                     4,518,532.3       851,443.1     (2,455,301.4)     2,914,674.0
    Focus 20                                                         1,347,636.6       492,882.9     (1,290,296.7)       550,222.8
    Government Securities                                            3,457,296.6     1,104,838.9     (2,403,374.4)     2,158,761.1
    High Yield                                                       1,177,712.8       740,168.3       (984,994.3)       932,886.8
    Money Market                                                     4,704,958.6     8,115,255.8     (9,690,537.6)     3,129,676.8
AIM VARIABLE INSURANCE FUNDS:
    Basic Value                                                         34,087.6        86,465.6        (43,761.7)        76,791.5
    Core Stock                                            a            833,722.2        94,994.1       (192,148.8)       736,567.5
    Financial Services                                    b            208,954.7        61,489.4       (147,376.4)       123,067.7
    Health Sciences                                       c            224,402.0     1,094,868.2       (692,107.5)       627,162.7
    High Yield                                            d                   --        49,004.8        (11,111.5)       37,893.3
    Mid Cap Core Equity                                                 37,942.6        87,997.6        (33,820.1)        92,120.1
    Real Estate                                           e            757,670.3       876,960.4       (820,134.5)       814,496.2
    Technology                                            f            239,909.4       132,356.6       (214,982.5)       157,283.5
THE ALGER AMERICAN FUND:
    Growth                                                           5,490,457.3       812,629.9     (1,789,760.8)     4,513,326.4
    Leveraged AllCap                                                 3,809,711.6       735,135.2     (1,275,319.7)     3,269,527.1
    MidCap Growth                                                    2,293,620.2     1,194,509.7     (1,064,501.9)     2,423,628.0
    Small Capitalization                                             2,700,454.9       879,718.0     (1,319,828.4)     2,260,344.5
ALLIANCE VARIABLE PRODUCT SERIES:
    Growth and Income                                                  176,109.3        34,872.4        (19,508.4)       191,473.3
AMERICAN CENTURY VARIABLE PORTFOLIOS:
    Income & Growth                                                  1,626,585.7       474,088.1       (531,521.6)     1,569,152.2
    Inflation Protection                                  h                   --         1,636.1         (1,414.1)           222.0
    International                                                      680,514.2       499,565.9       (341,635.6)       838,444.5
    Value                                                            2,590,335.9       784,148.3       (849,448.1)     2,525,036.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH                                  2,430,172.2       272,299.0       (501,577.3)     2,200,893.9
DREYFUS STOCK INDEX                                                 12,398,599.1     1,899,074.5     (3,118,605.6)    11,179,068.0
DREYFUS VARIABLE INVESTMENT FUNDS:
    Disciplined Stock                                                1,263,284.5        85,143.2       (234,001.0)     1,114,426.7
    International Value                                              1,899,217.9     2,485,395.0     (2,340,071.2)     2,044,541.7
FEDERATED INSURANCE SERIES:
    Capital Income II                                                1,182,608.6        75,457.4       (272,004.2)       986,061.8
    High Income Bond II                                              1,476,602.5       418,628.5       (886,011.5)     1,009,219.5
    International Equity II                                            810,955.9       328,041.8       (590,803.5)       548,194.2
FIRST AMERICAN INSURANCE PORTFOLIOS:
    Large Cap Growth                                      g             41,346.7        23,206.3        (64,553.0)              --
    Mid Cap Growth                                        g             75,697.2        39,074.5       (114,771.7)              --
INVESCO VARIABLE INVESTMENT FUNDS:
    High Yield                                            i            545,194.9        38,790.0       (583,984.9)              --
    Telecommunications                                    j             34,159.7        40,793.8        (74,953.5)              --
JANUS ASPEN SERIES:
    Growth                                                           8,086,184.9     1,218,075.8     (1,930,955.7)     7,373,305.0
    Growth and Income                                                2,389,778.4       338,816.0       (584,962.2)     2,143,632.2
    International Growth                                               126,362.0       198,852.4       (134,594.8)       190,619.6
    Mid Cap Growth                                                   5,532,850.1       867,417.1     (1,241,860.3)     5,158,406.9
    Worldwide Growth                                                 8,851,812.1       860,407.5     (1,961,194.4)     7,751,025.2
LAZARD RETIREMENT SERIES:
    Emerging Markets                                      h                   --        10,422.9         (2,657.9)         7,765.0
    Equity                                                             261,082.1        40,119.7       (135,398.5)       165,803.3
    International Equity                                  h                   --         4,133.4           (650.8)         3,482.6
    Small Cap                                                        2,927,485.3       991,364.3     (1,266,682.6)     2,652,167.0



------------------------------------------------------------------------------------------------------------------------------------


                                                                     NUMBER
                                                                    OF UNITS                                           NUMBER
                                                                    BEGINNING                                         OF UNITS
                                                                   OF THE YEAR         UNITS           UNITS             END
FUND DESCRIPTION                                        NOTES         TOTAL          PURCHASED       REDEEMED        OF THE YEAR
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES:
    America's Value                                                      6,871.0       291,807.2        (34,200.6)       264,477.6
    Growth and Income                                                4,343,974.4     2,491,652.6     (1,585,753.5)     5,249,873.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
    Fasciano                                                             5,886.6        11,047.9         (7,249.2)         9,685.3
    Limited Maturity Bond                                            2,004,253.3       927,361.2     (1,253,012.4)     1,678,602.1
    Midcap Growth                                                      111,071.7       174,065.4        (89,671.6)       195,465.5
    Partners                                                         1,478,539.9       317,032.7       (405,504.6)     1,390,068.0
    Regency                                                              1,611.6       119,614.9        (23,885.8)        97,340.7
    Socially Responsive                                   h                   --            17.5            (17.5)              --
PIMCO VARIABLE INSURANCE TRUST:
    Money Market                                          h                   --         4,336.5         (2,042.4)         2,294.1
    Real Return                                                         76,188.9     1,002,518.8       (368,045.5)       710,662.2
    Short Term                                            h                   --        35,239.4           (137.7)        35,101.7
    Total Return                                                       327,734.3     1,266,408.8       (703,965.8)       890,177.3
PIONEER VARIABLE CONTRACTS TRUST:
    Equity Income                                                    2,058,221.4       286,666.8     (1,874,646.0)       470,242.2
    Europe                                                              13,823.6        84,357.7        (37,845.8)        60,335.5
    Fund                                                               468,539.8       168,979.8       (249,714.2)       387,805.4
ROYCE CAPITAL FUND:
    Micro Cap                                                          183,716.4       618,821.5       (270,861.0)       531,676.9
    Small Cap                                                          132,303.6       655,175.8       (257,593.6)       529,885.8
RYDEX VARIABLE TRUST:
    Arktos                                                h                   --        17,980.4        (17,980.4)              --
    Banking                                               h                   --         5,488.8         (2,976.0)         2,512.8
    Basic Materials                                       h                   --         2,906.3         (1,895.7)         1,010.6
    Biotechnology                                         h                   --           726.7           (608.6)           118.1
    Consumer Products                                     h                   --         2,481.2         (1,295.7)         1,185.5
    Electronics                                           h                   --         1,563.9           (857.1)           706.8
    Energy                                                h                   --        24,717.6        (10,237.2)        14,480.4
    Energy Services                                       h                   --        15,696.4         (7,177.8)         8,518.6
    Financial Services                                    h                   --           902.2           (902.2)              --
    Health Care                                           h                   --         7,413.9         (3,989.8)         3,424.1
    Internet                                              h                   --         3,126.0           (249.0)         2,877.0
    Inverse Dynamic Dow 30                                k                   --         1,323.9           (933.9)           390.0
    Inverse Mid Cap                                       k                   --           138.3           (138.3)              --
    Inverse Small Cap                                     k                   --           570.3           (570.3)              --
    Juno                                                                 4,117.8       700,078.2       (248,438.3)       455,757.7
    Large Cap Europe                                      h                   --         6,177.1         (4,453.6)         1,723.5
    Large Cap Growth                                      k                   --            16.5            (14.8)             1.7
    Large Cap Japan                                       h                   --        14,350.7        (13,992.5)           358.2
    Large Cap Value                                       k                   --             1.9             (0.3)             1.6
    Leisure                                               h                   --         1,839.1           (425.0)         1,414.1
    Long Dynamic Dow 30                                   k                   --           127.7           (113.8)            13.9
    Medius                                                              19,304.3       363,058.5       (364,290.8)        18,072.0
    Mekros                                                              63,747.9       790,330.9       (782,932.3)        71,146.5
    Mid Cap Growth                                        k                   --             4.9             (0.7)             4.2
    Mid Cap Value                                         k                   --            19.5                --            19.5
    Nova                                                                53,524.6       138,041.2       (159,882.5)        31,683.3
    OTC                                                                164,052.0       146,751.5       (195,303.6)       115,499.9
    Precious Metals                                       h                   --         3,945.5         (1,840.7)         2,104.8
    Real Estate                                           h                   --        10,517.2         (1,203.0)         9,314.2
    Retailing                                             h                   --            70.9            (70.9)              --
    Sector Rotation                                                     15,734.6        22,190.3        (31,633.0)         6,291.9
    Small Cap Growth                                      k                   --            86.5            (68.4)            18.1
    Small Cap Value                                       k                   --           203.7           (159.4)            44.3
    Technology                                            h                   --           596.5           (484.4)           112.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED



------------------------------------------------------------------------------------------------------------------------------------

                                                                     NUMBER
                                                                    OF UNITS                                           NUMBER
                                                                    BEGINNING                                         OF UNITS
                                                                   OF THE YEAR         UNITS           UNITS             END
FUND DESCRIPTION                                        NOTES         TOTAL          PURCHASED       REDEEMED        OF THE YEAR
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
    Telecommunications                                    h                   --            66.9                --            66.9
    Titan 500                                             h                   --        12,640.4           (584.5)        12,055.9
    Transportation                                        h                   --         1,430.2           (433.6)           996.6
    U.S. Government Bond                                                 1,502.3       858,582.7       (841,760.3)        18,324.7
    U.S. Government Money Market                                     1,215,159.5     1,122,720.0     (1,129,713.0)     1,208,166.5
    Ursa                                                                 1,884.4        47,581.3        (43,132.4)         6,333.3
    Utilities                                             h                   --        12,500.0         (7,556.8)         4,943.2
    Velocity 100                                          h                   --         3,708.6         (1,989.2)         1,719.4
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
    All Cap                                               h                   --           813.4            (19.7)           793.7
    All Cap Value                                         l                   --            39.2            (39.2)              --
    Large Cap Growth                                      h                   --            11.1             (1.6)             9.5
    Strategic Bond                                        h                   --       107,363.0         (4,705.1)       102,657.9
    Total Return                                          h                   --         1,362.0         (1,362.0)             --
SELIGMAN PORTFOLIOS:
    Communications and Information                                   1,152,675.8       188,505.8       (351,965.8)       989,215.8
    Global Technology                                                  517,644.6       119,256.1       (141,938.6)       494,962.1
STRONG VARIABLE INSURANCE FUNDS:
    Mid Cap Growth II                                                1,969,025.8       302,740.8       (681,131.7)     1,590,634.9
STRONG OPPORTUNITY II                                                1,710,265.0       376,662.6       (410,060.0)     1,676,867.6
THIRD AVENUE VARIABLE SERIES TRUST:
    Value                                                               97,909.7       416,551.1       (153,094.3)       361,366.5
LEVCO SERIES TRUST
    Equity Value                                          m             15,400.1         1,380.3        (16,780.4)              --
VAN ECK WORLDWIDE INSURANCE TRUST:
    Absolute Return                                                    430,824.2        18,572.5       (436,437.7)        12,959.0
    Bond                                                               533,951.0       788,294.5       (513,831.9)       808,413.6
    Emerging Markets                                                 1,099,798.2     1,036,127.7       (784,198.0)     1,351,727.9
    Hard Assets                                                      1,214,698.8       478,000.5       (601,082.9)     1,091,616.4
    Real Estate                                                        451,300.3       337,423.3       (365,794.9)       422,928.7
VARIABLE INSURANCE FUND:
    Choice Market Neutral Fund                                           4,476.9        42,942.1        (15,288.7)        32,130.3
------------------------------------------------------------------------------------------------------------------------------------
                                                                   121,385,760.2    47,696,303.5    (60,553,185.2)   108,528,878.5
====================================================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.

b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.

c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004.

d) For the period April 30, 2004 through December 31, 2004 as a result of the AIM/Invesco mergers on April 30, 2004.

e) Formerly Invesco VIT Real Estate Opportunity prior to its name change effective April 30, 2004.

f) Formerly Invesco VIT Technology prior to its name change effective October 15, 2004.

g) For the period January 1, 2004 through August 27, 2004 (liquidation of funds).

h) For the period May 1, 2004 (inception of funds) through December 31, 2004.

i) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).

j) For the period January 1, 2004 through April 29, 2004 (fund merged into Invesco VIF Technology).

k) For the period July 15, 2004 (inception of funds) through December 31, 2004.

l) For the period May 1, 2004 (inception of fund) through August 13 2004 (termination of fund).

m) For the period January 1, 2004 through August 31, 2004 (termination of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

6) UNIT PROGRESSION

      The change in units outstanding for the year December 31, 2003 were as follows:

                                                                      40|86 SERIES TRUST (a)
                                         --------------------------------------------------------------------------------
                                                                               FIXED                           GOVERNMENT
                                            BALANCE           EQUITY           INCOME         FOCUS 20         SECURITIES
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        5,730,442.1      8,159,696.9      5,893,257.1        578,620.1      3,753,319.8
Units purchased ...................         582,072.4        676,021.9      1,726,871.7      2,901,111.9      2,369,270.3
Units redeemed ....................      (1,173,864.9)    (1,782,351.4)    (3,101,596.5)    (2,132,095.4)    (2,665,293.5)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       5,138,649.6      7,053,367.4      4,518,532.3      1,347,636.6      3,457,296.6
=========================================================================================================================

                                             ALLIANCE                                                            BERGER
                                             VARIABLE                                                        INSTITUTIONAL
                                             PRODUCT                     AMERICAN CENTURY                      PRODUCTS
                                              SERIES                     VARIABLE PRODUCT                        TRUST
                                            ----------     ---------------------------------------------     -------------
                                            GROWTH AND      INCOME AND
                                              INCOME          GROWTH       INTERNATIONAL        VALUE          GROWTH (c)
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year          139,312.6      1,538,171.9        688,184.7      2,874,446.5      1,682,273.2
Units purchased ...................         104,702.7        689,891.6        256,782.2        733,132.3         88,133.7
Units redeemed ....................         (67,906.0)      (601,477.8)      (264,452.7)    (1,017,242.9)    (1,770,406.9)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year         176,109.3      1,626,585.7        680,514.2      2,590,335.9               --
=========================================================================================================================

                                                                                                     FIRST AMERICAN
                                               FEDERATED INSURANCE SERIES (CONTINUED)            INSURANCE PORTFOLIOS
                                         ------------------------------------------------   -----------------------------
                                                                           INTERNATIONAL
                                          HIGH INCOME      INTERNATIONAL        SMALL          LARGE CAP         MID CAP
                                            BOND II          EQUITY II     COMPANY II (f)       GROWTH            GROWTH
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        2,095,583.4        734,915.1         24,183.4          8,395.2         20,631.9
Units purchased ...................       1,292,066.7        909,005.6        180,225.4         58,056.6        130,018.4
Units redeemed ....................      (1,911,047.6)      (832,964.8)      (204,408.8)       (25,105.1)       (74,953.1)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       1,476,602.5        810,955.9               --         41,346.7         75,697.2
=========================================================================================================================

                                                                                                                 LAZARD
                                                                                                               RETIREMENT
                                                          JANUS ASPEN SERIES (CONTINUED)                         SERIES
                                          --------------------------------------------------------------       ----------
                                           GROWTH AND      INTERNATIONAL      MID CAP        WORLDWIDE
                                           INCOME (g)        GROWTH (g)      GROWTH (h)        GROWTH            EQUITY
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year                 --               --      6,080,494.8     10,116,502.3        292,643.5
Units purchased ...................       2,813,136.0        135,963.1      1,008,963.5      1,286,639.6        142,373.5
Units redeemed ....................        (423,357.6)        (9,601.1)    (1,556,608.2)    (2,551,329.8)      (173,934.9)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       2,389,778.4        126,362.0      5,532,850.1      8,851,812.1        261,082.1
=========================================================================================================================

                                          PIMCO VARIABLE INSURANCE TRUST          PIONEER VARIABLE CONTRACT TRUST
                                          ------------------------------   ----------------------------------------------
                                               REAL            TOTAL
                                            RETURN (b)       RETURN (b)    EQUITY INCOME         EUROPE           FUND
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year                 --               --      2,551,853.2            751.7        194,780.2
Units purchased ...................          76,188.9        396,784.2        473,056.0         19,118.6        457,862.8
Units redeemed ....................                --        (69,049.9)      (966,687.8)        (6,046.7)      (184,103.2)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year          76,188.9        327,734.3      2,058,221.4         13,823.6        468,539.8
=========================================================================================================================

(a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
(b)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.
(c) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
      Berger IPT Growth to Janus Aspen Growth
      Berger IPT Large Cap Growth to Janus Aspen Growth and Income
      Berger IPT International to Janus Aspen International Growth
(d) For the period January 1, 2003 through March 31, 2003 (termination of fund).
(e) Formerly Federated Utility Fund II prior to its name change effective May 1, 2003.
(f) For the period January 1, 2003 through November 21, 2003 (termination of fund).
(g) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (c)).
(h) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

40|86 SERIES TRUST (CONTINUED) (a)     AIM VARIABLE INSURANCE FUND                     THE ALGER AMERICAN FUNDS
----------------------------------  --------------------------------  ------------------------------------------------------------
       HIGH           MONEY                              MID CAP                        LEVERAGED        MIDCAP          SMALL
       YIELD         MARKET         BASIC VALUE (b)  CORE EQUITY (b)     GROWTH          ALLCAP          GROWTH     CAPITALIZATION
----------------------------------------------------------------------------------------------------------------------------------
     757,352.9     8,775,370.5              --               --       6,150,286.3     3,952,502.0     2,174,212.5     2,851,917.5
   1,813,978.3     7,282,391.6          38,177.9         39,097.7       983,966.8     1,127,003.5     1,759,117.7     1,137,357.7
  (1,393,618.4)  (11,352,803.5)         (4,090.3)        (1,155.1)   (1,643,795.8)   (1,269,793.9)   (1,639,710.0)   (1,288,820.3)
----------------------------------------------------------------------------------------------------------------------------------
   1,177,712.8     4,704,958.6          34,087.6         37,942.6     5,490,457.3     3,809,711.6     2,293,620.2     2,700,454.9
==================================================================================================================================

                                                                                                                    FEDERATED
              BERGER INSTITUTIONAL                                                        DREYFUS VARIABLE          INSURANCE
           PRODUCTS TRUST (CONTINUED)                                                     INVESTMENT FUNDS           SERIES
----------------------------------------------       DREYFUS                       ----------------------------   -------------
                                       SMALL         SOCIALLY        DREYFUS
                    LARGE CAP        COMPANY       RESPONSIBLE        STOCK        DISCIPLINED    INTERNATIONAL      CAPITAL
INTERNATIONAL (c)   GROWTH (c)      GROWTH (d)        GROWTH          INDEX           STOCK           VALUE       INCOME II (e)
-------------------------------------------------------------------------------------------------------------------------------
     133,348.4     2,318,045.8     1,472,529.0     2,597,204.3    14,194,622.4       952,348.8     1,434,347.2     1,803,687.0
       8,545.1        85,047.8        14,518.6       322,302.5     1,966,830.8       623,913.9     3,144,160.4       450,494.7
    (141,893.5)   (2,403,093.6)   (1,487,047.6)     (489,334.6)   (3,762,854.1)     (312,978.2)   (2,679,289.7)   (1,071,573.1)
-------------------------------------------------------------------------------------------------------------------------------
            --              --              --     2,430,172.2    12,398,599.1     1,263,284.5     1,899,217.9     1,182,608.6
===============================================================================================================================

                                                                                                                      JANUS
                         INVESCO VARIABLE INVESTMENT FUNDS                                                        ASPEN SERIES
----------------------------------------------------------------------------------------------------------------  ------------
                                                                       REAL
       CORE          FINANCIAL        HEALTH                           ESTATE                          TELE-
      EQUITY          SERVICES       SCIENCES       HIGH YIELD      OPPORTUNITY     TECHNOLOGY    COMMUNICATIONS      GROWTH
------------------------------------------------------------------------------------------------------------------------------
   1,405,754.6       143,609.7       120,141.6       631,471.1       636,702.0        21,487.4         7,948.5     8,335,942.1
     124,035.0       162,059.9       220,162.1       187,730.3       317,733.8       403,588.1        38,549.6     2,341,246.6
    (696,067.4)      (96,714.9)     (115,901.7)     (274,006.5)     (196,765.5)     (185,166.1)      (12,338.4)   (2,591,003.8)
------------------------------------------------------------------------------------------------------------------------------
     833,722.2       208,954.7       224,402.0       545,194.9       757,670.3       239,909.4        34,159.7     8,086,184.9
==============================================================================================================================

     LAZARD
   RETIREMENT
SERIES (CONTINUED)     LORD ABBETT SERIES FUND                 NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST PORTFOLIOS
------------------    ------------------------      ----------------------------------------------------------------------------
                      AMERICA'S     GROWTH AND                       LIMITED          MIDCAP
    SMALL CAP         VALUE (b)       INCOME        FASCIANO (b)  MATURITY BOND       GROWTH         PARTNERS        REGENCY (b)
--------------------------------------------------------------------------------------------------------------------------------
   3,188,949.1              --     3,850,120.2              --     2,085,785.6        67,301.5     1,922,162.4              --
     915,066.9         7,163.7     1,664,920.9         9,232.7     1,286,327.9        89,191.7       949,582.6         1,611.6
  (1,176,530.7)         (292.7)   (1,171,066.7)       (3,346.1)   (1,367,860.2)      (45,421.5)   (1,393,205.1)             --
--------------------------------------------------------------------------------------------------------------------------------
   2,927,485.3         6,871.0     4,343,974.4         5,886.6     2,004,253.3       111,071.7     1,478,539.9         1,611.6
================================================================================================================================

         ROYCE CAPITAL FUND                                            RYDEX VARIABLE TRUST
--------------------------------     -------------------------------------------------------------------------------------------
                                                                                                                       SECTOR
   MICRO-CAP (b)   SMALL-CAP (b)      JUNO (b)       MEDIUS (b)      MEKROS (b)         NOVA            OTC         ROTATION (b)
--------------------------------------------------------------------------------------------------------------------------------
            --              --              --              --              --        13,901.9       184,755.5              --
     225,701.2       146,594.8         5,437.9       498,517.8       598,731.1       152,531.3       217,610.5        15,734.6
     (41,984.8)      (14,291.2)       (1,320.1)     (479,213.5)     (534,983.2)     (112,908.6)     (238,314.0)             --
--------------------------------------------------------------------------------------------------------------------------------
     183,716.4       132,303.6         4,117.8        19,304.3        63,747.9        53,524.6       164,052.0        15,734.6
================================================================================================================================

                                                   RYDEX VARIABLE TRUST (CONTINUED)                      SELIGMAN
                                            --------------------------------------------    -----------------------------
                                                                U.S.            U.S.        COMMUNICATIONS
                                                            GOVERNMENT      GOVERNMENT           AND             GLOBAL
                                              URSA (b)        BOND(b)      MONEY MARKET      INFORMATION       TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year                 --               --        575,414.9      1,180,071.8        601,816.2
Units purchased ...................          55,994.9        726,287.8      2,200,771.8        379,952.6        155,622.1
Units redeemed ....................         (54,110.5)      (724,785.5)    (1,561,027.2)      (407,348.6)      (239,793.7)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year           1,884.4          1,502.3      1,215,159.5      1,152,675.8        517,644.6
=========================================================================================================================

                                                                               THIRD
                                                                               AVENUE
                                        STRONG VARIABLE                       VARIABLE
                                        INSURANCE FUNDS                      SERIES FUND             LEVCO SERIES TRUST
                                        ---------------                      -----------     ---------------------------------
                                                              STRONG           VARIABLE
                                            MID CAP        OPPORTUNITY         ANNUITY       LEVCO EQUITY
                                           GROWTH II         FUND II          TRUST (a)           FUND        LEVIN MIDCAP (b)
------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        1,885,811.7      2,068,787.9               --               --          3,398.8
Units purchased ...................         659,211.0        460,862.8        122,046.4         30,706.4          1,740.9
Units redeemed ....................        (575,996.9)      (819,385.7)       (24,136.7)       (15,306.3)        (5,139.7)
------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       1,969,025.8      1,710,265.0         97,909.7         15,400.1               --
==============================================================================================================================

                                              VAN ECK WORLDWIDE INSURANCE TRUST
                                          -----------------------------------------
                                           ABSOLUTE                      EMERGING
                                          RETURN (a)        BOND          MARKETS
-----------------------------------------------------------------------------------
Number of units, beginning of year               --      515,486.1      1,103,610.2
Units purchased ...................       486,505.2      353,463.5        251,757.7
Units redeemed ....................       (55,681.0)    (334,998.6)      (255,569.7)
-----------------------------------------------------------------------------------
       Number of units, end of year       430,824.2      533,951.0      1,099,798.2
===================================================================================

                                                                                              VARIABLE
                                                           VAN ECK WORLDWIDE                  INSURANCE
                                                     INSURANCE TRUST (CONTINUED)                FUND
                                          ----------------------------------------------   ----------------
                                                                                ULTRA
                                              HARD             REAL           SHORT-TERM     CHOICE MARKET       COMBINED
                                             ASSETS           ESTATE          INCOME (c)   NEUTRAL FUND (a)       TOTAL
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        1,115,979.8        369,917.8               --               --      134,762,562.6
Units purchased ...................         426,339.0        232,169.4          5,004.1         12,912.3       57,444,765.1
Units redeemed ....................        (327,620.0)      (150,786.9)        (5,004.1)        (8,435.4)     (70,821,567.5)
---------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       1,214,698.8        451,300.3               --          4,476.9      121,385,760.2
===========================================================================================================================

(a)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.
(b) For the period January 1, 2003 through April 30, 2003 (termination of fund).
(c) For the period May 1, 2003 through December 22, 2003 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

   We have audited the accompanying statements of assets and liabilities of Jefferson National Life Annuity Account E (the "Account"), as of December 31, 2004, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E, at December 31, 2004, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

New York, NY
March 28, 2005

--------------------------------------------------------------------------------
                                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                                   SPONSOR
                                   Jefferson National Life Insurance Company
                                   DISTRIBUTOR
                                   Jefferson National Equity Sales, Inc.
                                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP

                                    PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2004 and 2003, and for the years then ended.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2004 and for each of the two years in the period ended December 31, 2004.

(b)      Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(1)      (a)           Resolution of Board of Directors of the Company authorizing the establishment of the Separate      (10)
                       Account.

         (b)           Resolution Changing the Name of the Separate Account                                                (1)

(2)                    Not Applicable.

(3)      (a)    (i)    Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account          (1)
                       and Inviva Securities Corporation.

                (ii)   Form of Amendment to the Principal Underwriter's Agreement                                          (1)

         (b)           Form of Selling Agreement                                                                           (1)

(4)      (a)           Form of Individual Contract - Achievement. (CVIC-4047)                                              (1)

         (b)           Form of Individual Contract - Educator. (CVIC-4048)                                                 (1)

         (c)           Form of Group Contract. (CVIC-4048)                                                                 (2)

         (d)           Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)             (1)

         (e)           Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.             (1)
                       (CVIC-4020)

         (f)           Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)         (1)

(5)                    Form of Application for Individual Annuity Contract. (JNL-6000)                                     (1)

(6)      (a)           Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.               (1)

         (b)           Amended and Restated By-Laws of the Company.                                                        (1)

(7)                    Not Applicable.

(8)      (a)           Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco        (1)
                       Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

         (b)    (i)    Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National           (3)
                       Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                       Corporation dated May 1, 2003.

                (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M             (1)

                       Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (c)    (i)    Form of Participation Agreement among the Alger American Fund, Great American Reserve               (4)
                       Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

                (ii)   Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger             (5)
                       American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                       dated March 31, 1995.

                (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger             (5)
                       American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                       dated March 31, 1995.

                (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among           (1)
                       the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and
                       Company, Inc. dated March 31, 1995.

         (d)    (i)    Form of Participation Agreement between Great American Reserve Insurance Company and                (4)
                       American Century Investment Services as of 1997.

                (ii)   Form of Amendment dated November 15, 1997 to the Participation Agreement between Great              (5)
                       American Reserve Insurance Company and American Century Investment Services as of 1997.

                (iii)  Form of Amendment dated December 31, 1997 to the Participation Agreement between Great              (5)
                       American Reserve Insurance Company and American Century Investment Services as of 1997.

                (iv)   Form of Amendment dated January 13, 2000 to the Participation Agreement between Great               (5)
                       American Reserve Insurance Company and American Century Investment Services as of 1997.

                (v)    Form of Amendment dated February 9, 2001 to the Participation Agreement between Great               (5)
                       American Reserve Insurance Company and American Century Investment Services as of 1997.

                (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement            (1)
                       between Great American Reserve Insurance Company and American Century Investment Services
                       as of 1997.

                (vii)  Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson              (11)
                       National Life Insurance Company and American Century Investment Services as of 1997.

         (e)    (i)    Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance           (5)
                       Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                       Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                (ii)   Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by          (5)
                       and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                       Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                       Dreyfus Investment Portfolios.

                (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and         (1)
                       among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                       Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                       Dreyfus Investment Portfolios.

                (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among          (1)
                       Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                       Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                       Investment Portfolios.

                (v)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and        (11)

                       among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The
                       Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                       Dreyfus Investment Portfolios.

         (f)    (i)    Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve             (4)
                       Insurance Company and Insurance Management Series, Federated Securities Corp.

                (ii)   Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and              (5)
                       among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                       Securities Corp.

                (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995         (5)
                       by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                       Securities Corp.

                (iv)   Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and              (1)
                       among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                       Securities Corp.

         (g)    (i)    Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First       (6)
                       American Asset Management and Conseco Variable Insurance Company dated 2001.

                (ii)   Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First            (5)
                       American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                       Insurance Company dated 2001.

                (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First               (1)
                       American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                       Insurance Company dated 2001.

         (h)    (i)    Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance      (1)
                       Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

                (ii)   Form of Amendment date May 1, 2005 to the Participation Agreement among Janus Aspen Series          (11)
                       and Jefferson National Life Insurance Company dated May 1, 2003.

         (i)    (i)    Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset                  (1)
                       Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company
                       dated May 1, 2003.

                (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard                  (1)
                       Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and
                       Jefferson National Life Insurance Company dated May 1, 2003.

         (j)    (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and            (4)
                       Great American Reserve Insurance Company.

                (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997        (7)
                       by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

                (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by          (1)
                       and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

         (k)    (i)    Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman                  (5)
                       Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management
                       Incorporated and Great American Reserve Insurance Company.

                (ii)   Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997             (5)

                       by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger
                       Berman Management Incorporated and Conseco Variable Insurance Company.

                (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997        (5)
                       by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust,
                       Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

                (iv)   Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by          (8)
                       and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                       Incorporated and Jefferson National Life Insurance Company.

                (v)    Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by        (1)
                       and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                       Incorporated and Jefferson National Life Insurance Company.

                (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by          (11)
                       and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                       Incorporated and Jefferson National Life Insurance Company.

         (l)    (i)    Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance             (1)
                       Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and
                       amended dated April 13, 2004 thereto.

                (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and        (11)
                       among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National
                       Life Insurance Company.

         (m)    (i)    Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,            (1)
                       Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                       Funds Distributor, Inc.

                (ii)   Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable          (11)
                       Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                       Inc. and Pioneer Funds Distributor, Inc.

         (n)           Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce &          (1)
                       Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                       Corporation and Form of Amendment dated April 5, 2004 thereto.

         (o)    (i)    Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable                  (9)
                       Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

                (ii)   Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March           (1)
                       24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and
                       PADCO Financial Services, Inc.

                (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24,         (11)
                       2000 by and among Jefferson Life Insurance Company, RYDEX Variable Trust and PADCO
                       Financial Services, Inc.

         (p)    (i)    Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance          (1)
                       Company and Citigroup Global Markets Inc.

                (ii)   Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated April 2004        (11)
                       between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

         (q)    (i)    Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc.,           (6)
                       Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                (ii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000           (5)

                       by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable
                       Insurance Company.

                (iii)  Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by          (1)
                       and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                       Company.

                (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among          (1)
                       Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (r)    (i)    Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve            (5)
                       Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong
                       Capital Management, Inc. and Strong Funds Distributors, Inc.

                (ii)   Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997           (5)
                       by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds,
                       Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds
                       Distributors, Inc.

                (iii)  Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997           (5)
                       by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc.,
                       Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments,
                       Inc.

                (iv)   Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and        (5)
                       among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                       Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                (v)    Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated         (1)
                       April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance
                       Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong
                       Investments, Inc.

         (s)    (i)    Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue                    (8)
                       Management LLC and Jefferson National Life Insurance Company.

                (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with         (1)
                       by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

         (t)    (i)    Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable               (5)
                       Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

                (ii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000         (5)
                       by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and
                       Van Eck Associates Corporation.

                (iii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000         (5)
                       by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and
                       Van Eck Associates Corporation.

                (iv)   Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and           (8)
                       among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson
                       National Life Insurance Company.

         (u)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys            (1)
                       Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

                (ii)   Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life         (1)
                       Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance
                       funds dated May 1, 2003.

         (v)    (i)    Form of Participation Agreemnt between Jefferson National Life Insurance Company, Wells            (11)
                       Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.

         (w)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty        (11)
                       Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

(9)                    Opinion and Consent of Counsel.                                                                    (11)

(10)                   Consent of Independent Registered Public Accounting Firm.                                          (11)

(11)                   Financial Statements omitted from Item 23 above.                                                    N/A

(12)                   Initial Capitalization Agreement.                                                                   N/A

(13)            (i)    Powers of Attorney                                                                                  (1)

                (ii)   Powers of Attorney- Laurence Greenberg                                                             (12)


(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11)  Filed Herewith.

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                         POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                           Director and Chairman of the Board
Tracey Hecht Smilow                      Director
Laurence P. Greenberg                    Director, Chief Executive Officer and President
Timothy D. Rogers                        Chief Financial Officer and Treasurer
Craig A. Hawley (1)                      General Counsel and Secretary
Todd P. Solash                           Director - Risk Management
Christopher J. Tosney (1)                Director--Administration
William J. Findlay                       Controller
Gregory B. Goulding                      Chief Valuation Actuary
Alan Downey                              Chief Product Actuary
Jeff Fritsche                            Tax Director
Dean C. Kehler (2)                       Director
Thomas W. Leaton (3)                     Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2)   The business address of this director is 425 Lexington Avenue, New York
      10017.

(3) The business address of this director is 305 Roosevelt Ct NE, Vienna, VA 22180.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                                       EXHIBIT A
                                                            ORGANIZATIONAL CHART
---------------------
SMILOW & HECHT SMILOW
AND FAMILY MEMBERS(1)
---------------------
     |
     | 100%
     |
  -------     ------------   ---------     ---------     ---------     ---------
  INVIVA,     INVIVA, INC.    SERIES A     SERIES B      SERIES C       SERIES D
   L.L.C.     MANAGEMENT     PREFERRED     PREFERRED     PREFERRED     PREFERRED
   (CA)          AND          STOCK(3)      STOCK(4)      STOCK(5)      STOCK(6)
  -------    EMPLOYEES(2)    ---------     ---------     ---------     ---------
     |       ------------        |             |             |              |
     |            |              |             |             |              |
     | 84%        | 16%          |             |             |              |
     |            |              |             |             |              |
--------------------------------------------------------------------------------
                                  INVIVA, INC.
                                      (DE)
--------------------------------------------------------------------------------
                                       |
                                       |
                                       |
                                       |
                                       |
                                       |

------------------------------------------------------------------------------------------------------------------------------------
      |              |              |               |            |          |            |           |           |           |
      | 100%         | 100%         | 100%          | 100%       | 100%     | 100%       | 100%      | 100%      | 100%      | 100%
      |              |              |               |            |          |            |           |           |           |
-------------   -----------   -------------  ---------------  ---------   ---------   ---------   ---------   ---------   ----------
LIFCO HOLDING     INVIVA       JNF HOLDING        INVIVA       INVIVA      INVIVA      INVIVA      INVIVA      INVIVA      INVIVA
COMPANY, INC.   SECURITIES    COMPANY, INC.     STATUTORY     STATUTORY   STATUTORY   STATUTORY   STATUTORY   INSURANCE   STATUTORY
    (DE)        CORPORATION       (DE)       TRUST I (DE)(7)  TRUST III   TRUST IV     TRUST V    TRUST VI     AGENCY     TRUST VII
-------------      (DE)       -------------  ---------------   (CT)(7)     (DE)(7)     (DE)(7)     (DE)(7)      (DE)       (DE)(7)
     |          -----------         |                         ---------   ---------   ---------   ---------   ---------   ---------
     |                              |----------------------------
     |                                                          |
     |                                                          |
     |                                                          |

--------------------------------------         ---------------------------------
THE AMERICAN LIFE INSURANCE COMPANY OF         JEFFERSON NATIONAL LIFE INSURANCE
            NEW YORK (NY)                                COMPANY (TX)
--------------------------------------         ---------------------------------


(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht Smilow control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht Smilow - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht Smilow's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht Smilow's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: David Smilow - 50%, each of his three (3) minor children - 16 2/3%. Smilow and Hecht Smilow, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board (as defined below) seats. Smilow and Hecht Smilow also own, either directly, or indirectly: (a) a minority position in an automobile dealership; (b) a minority position in a real estate company; (c) a 50% interest in a real estate company; and (d) 100% of an entertainment company.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding shares of common stock. Smilow and Hecht Smilow are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred both of which are non-voting. The majority of the Series A and all of the Series A-2 is held by Inviva, LLC. The Series A Preferred elects one of the current ten (10) members of the Inviva, Inc. board of directors (the "Board"). Both the Series A and Series A-2 are fully convertible at any time to common stock with full voting rights, subject to prior regulatory approval, if applicable.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one member to the Board. Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. The Series C is fully convertible at any time to common stock with full voting rights, subject to prior regulatory approval. The Series C elects one of the current ten (10) members of the Board. The owner of the Series C also owns Series B. As such, in aggregate, it is entitled to elect two
         (2) of the current ten (10) members of the Board.
(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is exchangeable into shares of non-voting common stock of JNF Holding company, Inc., subject to prior regulatory approval.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 29, 2005, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity E was 15,370 of which 14,466 were qualified contracts and 904 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I
Jefferson National Life Annuity Account J
Jefferson National Life Annuity Account K

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

NAME                                         POSITIONS AND OFFICES
Craig A. Hawley                          President, General Counsel and Secretary
Robert B. Jefferson*                     Director*
Edward J. O'Brien, IV                    Chief Financial Officer

* The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

(c)   ISC retains no compensation or commissions from the registrant.

                                              COMPENSATION
                         NET UNDERWRITING    ON REDEMPTION
     NAME OF PRINCIPAL    DISCOUNTS AND            OR           BROKERAGE
        UNDERWRITER        COMMISSIONS       ANNUITIZATION     COMMISSIONS    COMPENSATION
Inviva Securities              None               None             None           None
Corporation

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.  REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program ("Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

       The Company has complied, and is complying, with the provisions of
                                (a) - (d) above.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 16 and 16 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 22nd day of April, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*
Name:   Laurence P. Greenberg
Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

           SIGNATURE                                  TITLE                              DATE
/s/ David A. Smilow*               Chairman of the Board                                4/22/05
Name: David Smilow

/s/ Tracey Hecht Smilow*           Director                                             4/22/05
Name: Tracey Hecht Smilow

/s/ Laurence P. Greenberg*         Director, Chief Executive Officer and President      4/22/05
Name: Shane W. Gleeson

/s/ Timothy D. Rogers*             Chief Financial Officer and Treasurer                4/22/05
Name: Timothy D. Rogers

/s/ William J. Findlay*            Controller                                           4/22/05
Name: William J. Findlay

/s/ Dean C. Kehler*                Director                                             4/22/05
Name: Dean C. Kehler

/s/ Thomas W. Leaton*              Director                                             4/22/05
Name: Thomas Leaton

/s/ Craig A. Hawley*                                                                    4/22/05
Name:  Craig A. Hawley
Attorney in Fact

                                  EXHIBIT INDEX

(9)                    Opinion and Consent of Counsel.

(10)                   Consent of Independent Registered Public Accounting Firm.


(8)      (d)    (vii)  Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National Life
                       Insurance Company and American Century Investment Services as of 1997.

         (e)    (v)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among
                       Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                       Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                       Portfolios.

         (h)    (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and Jefferson
                       National Life Insurance Company dated May 1, 2003.

         (k)    (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among
                       Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                       National Life Insurance Company.

         (l)    (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among
                       PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance
                       Company.

         (m)    (ii)   Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,
                       Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                       Distributor, Inc.

         (o)    (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial
                       Services, Inc.

         (p)    (ii)   Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between
                       Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

         (v)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds
                       Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (w)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset
                       Management, LLC and Potomac Insurance Trust dated May 1, 2005.